                                                   As filed pursuant to Rule 497
                                                Under the Securities Act of 1933
                                                     Registration No. 333-137867

                       (POLARIS PREFERRED SOLUTION LOGO)

                                   PROSPECTUS
                                 AUGUST 1, 2008

                  FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
                                   issued by
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               in connection with
                           VARIABLE SEPARATE ACCOUNT
The variable annuity described herein is offered for sale through Wachovia Securities LLC or Wachovia Securities Financial Network LLC broker-dealers and has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the Anchor Series Trust ("AST"), Franklin Templeton Variable Insurance Products Trust ("FTVIPT"), Lord Abbett Series Fund, Inc. ("LASF"), SunAmerica Series Trust ("SAST"), and Van Kampen Life Investment Trust ("VKT").

UNDERLYING FUNDS:                                          MANAGED BY:
    Aggressive Growth                                      AIG SunAmerica Asset Management Corp.
    Alliance Growth                                        AllianceBernstein, L.P.
    American Funds Asset Allocation SAST                   Capital Research and Management Company(1)
    American Funds Global Growth SAST                      Capital Research and Management Company(1)
    American Funds Growth-Income SAST                      Capital Research and Management Company(1)
    American Funds Growth SAST                             Capital Research and Management Company(1)
    Asset Allocation                                       Edge Asset Management, Inc.
    Balanced                                               J.P. Morgan Investment Management Inc.
    Blue Chip Growth                                       AIG SunAmerica Asset Management Corp.
    Capital Appreciation                                   Wellington Management Company, LLP
    Capital Growth                                         OppenheimerFunds, Inc.
    Cash Management                                        Columbia Management Advisors, LLC
    Corporate Bond                                         Federated Equity Management Company
    Davis Venture Value                                    Davis Selected Advisers LLC
    "Dogs" of Wall Street(2)                               AIG SunAmerica Asset Management Corp.
    Emerging Markets                                       Putnam Investment Management, Inc.
    Equity Opportunities                                   OppenheimerFunds, Inc.
    Foreign Value                                          Templeton Investment Counsel, LLC
    Franklin Income Securities Fund                        Franklin Advisers, Inc.
    Franklin Templeton VIP Founding Funds Allocation       Franklin Templeton Services, LLC(4)
      Fund
    Fundamental Growth                                     Wells Capital Management Inc.
    Global Bond                                            Goldman Sachs Asset Management International
    Global Equities                                        J.P. Morgan Investment Management Inc.
    Government and Quality Bond                            Wellington Management Company, LLP
    Growth-Income                                          AllianceBernstein, L.P.
    Growth Opportunities                                   Morgan Stanley Investment Management Inc.(3)
    Growth                                                 Wellington Management Company, LLP
    High-Yield Bond                                        AIG SunAmerica Asset Management Corp.
    International Diversified Equities                     Morgan Stanley Investment Management Inc.(3)
    International Growth and Income                        Putnam Investment Management, Inc.
    Lord Abbett Growth and Income                          Lord, Abbett & Co. LLC
    Marsico Focused Growth                                 Marsico Capital Management, LLC
    MFS Massachusetts Investors Trust(2)                   Massachusetts Financial Services Company
    MFS Total Return                                       Massachusetts Financial Services Company
    Mid-Cap Growth                                         J.P. Morgan Investment Management Inc.
    Natural Resources                                      Wellington Management Company, LLP
    Real Estate                                            Davis Selected Advisers LLC
    Small & Mid Cap Value                                  AllianceBernstein L.P.
    Small Company Value                                    Franklin Advisory Services, LLC
    Technology                                             Columbia Management Advisors, Inc.
    Telecom Utility                                        Massachusetts Financial Services Company
    Total Return Bond(5)                                   Pacific Investment Management Company LLC
    Van Kampen LIT Capital Growth, Class II Shares(6)      Van Kampen Asset Management
    Van Kampen LIT Comstock, Class II Shares(2)            Van Kampen Asset Management
    Van Kampen LIT Growth and Income, Class II Shares      Van Kampen Asset Management

(1) Capital Research and Management Company manages the corresponding Master Fund (defined below) in which the Underlying Fund invests.

(2) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS
    Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.
    Van Kampen LIT Comstock, Class II Shares is an equity fund seeking capital growth and income.

(3) Morgan Stanley Investment Management, Inc. does business in certain instances using the name "Van Kampen."

(4) Franklin Templeton Services, LLC is the administrator of this fund of funds. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the underlying funds and the VIP Founding Fund's investment in the underlying funds.

(5) On May 1, 2008, Worldwide High Income was renamed to Total Return Bond and the investment manager was changed from Morgan
    Stanley Investment Management, Inc. to Pacific Investment Management Company LLC.

(6) On May 1, 2008, Van Kampen LIT Strategic Growth, Class II Shares was renamed to Van Kampen LIT Capital Growth, Class II
Shares.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated August 1, 2008. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-SUN2 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

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                               TABLE OF CONTENTS
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 GLOSSARY........................................................................     3
 HIGHLIGHTS......................................................................     4
 FEE TABLE.......................................................................     5
     Maximum Owner Transaction Expenses..........................................     5
     Transfer Fee................................................................     5
     Contract Maintenance Fee....................................................     5
     Separate Account Annual Expenses............................................     5
     Additional Optional Feature Fees............................................     5
     Optional MarketLock Income Plus Fee.........................................     5
     Optional MarketLock For Life Plus Fee.......................................     5
     Optional MarketLock Fee.....................................................     5
     Optional Capital Protector Fee..............................................     5
     Underlying Fund Expenses....................................................     5
 MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................................     7
 THE POLARIS PREFERRED SOLUTION VARIABLE ANNUITY.................................     8
 PURCHASING A POLARIS PREFERRED SOLUTION VARIABLE ANNUITY........................     8
     Allocation of Purchase Payments.............................................     9
     Accumulation Units..........................................................     9
     Right to Examine............................................................    10
     Exchange Offers.............................................................    10
     Important Information for Military Servicemembers...........................    10
 INVESTMENT OPTIONS..............................................................    10
     Variable Portfolios.........................................................    10
          Anchor Series Trust....................................................    11
          Franklin Templeton Variable Insurance Products Trust...................    11
          Lord Abbett Series Fund, Inc. .........................................    11
          SunAmerica Series Trust................................................    11
          Van Kampen Life Investment Trust.......................................    11
     Substitution, Addition or Deletion of Variable Portfolios...................    13
     Fixed Accounts..............................................................    13
     Dollar Cost Averaging Fixed Accounts........................................    13
     Dollar Cost Averaging Program...............................................    13
     Polaris Portfolio Allocator Program.........................................    14
     Transfers During the Accumulation Phase.....................................    15
     Automatic Asset Rebalancing Program.........................................    18
     Return Plus Program.........................................................    18
     Voting Rights...............................................................    18
 ACCESS TO YOUR MONEY............................................................    18
     Free Withdrawal Provision...................................................    19
     Systematic Withdrawal Program...............................................    20
     Nursing Home Waiver.........................................................    20
     Minimum Contract Value......................................................    20
 OPTIONAL LIVING BENEFITS........................................................    20
     MarketLock Income Plus......................................................    21
     MarketLock For Life Plus....................................................    28
     MarketLock..................................................................    35
     Capital Protector...........................................................    40
 DEATH BENEFITS..................................................................    41
     Standard Death Benefit......................................................    43
     Optional Enhanced Death Benefits............................................    43
     Optional EstatePlus Benefit.................................................    43
     Spousal Continuation........................................................    44
 EXPENSES........................................................................    45
     Separate Account Expenses...................................................    45
     Withdrawal Charges..........................................................    45
     Underlying Fund Expenses....................................................    45
     Contract Maintenance Fee....................................................    46
     Transfer Fee................................................................    46
     Optional MarketLock Income Plus Fee.........................................    46
     Optional MarketLock For Life Plus Fee.......................................    46
     Optional MarketLock Fee.....................................................    47
     Optional Capital Protector Fee..............................................    47
     Optional Enhanced Death Benefit Fee.........................................    47
     Optional EstatePlus Fee.....................................................    47
     Premium Tax.................................................................    47
     Income Taxes................................................................    47
     Reduction or Elimination of Fees, Expenses, and Additional Amounts
       Credited..................................................................    47
 ANNUITY INCOME OPTIONS..........................................................    48
     Annuity Date................................................................    48
     Annuity Income Options......................................................    48
     Fixed or Variable Annuity Income Payments...................................    49
     Annuity Income Payments.....................................................    49
     Transfers During the Income Phase...........................................    49
     Deferment of Payments.......................................................    49
 TAXES...........................................................................    49
     Annuity Contracts in General................................................    49
     Tax Treatment of Distributions - Non-Qualified Contracts....................    50
     Tax Treatment of Distributions - Qualified Contracts........................    50
     Required Minimum Distributions..............................................    51
     Tax Treatment of Death Benefits.............................................    52
     Tax Treatment of Optional Living Benefits...................................    52
     Contracts Owned by a Trust or Corporation...................................    52
     Gifts, Pledges and/or Assignments of a Contract.............................    53
     Diversification and Investor Control........................................    53
 OTHER INFORMATION...............................................................    53
     AIG SunAmerica Life.........................................................    53
     The Distributor.............................................................    53
     The Separate Account........................................................    53
     The General Account.........................................................    54
     Payments in Connection with Distribution of the Contract....................    54
     Administration..............................................................    55
     Legal Proceedings...........................................................    55
     Financial Statements........................................................    55
     Registration Statements.....................................................    56
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION........................    57
 APPENDIX A - CONDENSED FINANCIAL INFORMATION....................................   A-1
 APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION......................   B-1
 APPENDIX C - OPTIONAL LIVING BENEFITS EXAMPLES..................................   C-1
 APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
   AND BENEFITS..................................................................   D-1

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                                    GLOSSARY
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We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your contract.


ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.


ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.


ANNUITY DATE - The date you select on which annuity income payments begin.


ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person you designate to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica Life" are also used to identify the Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.


FEEDER FUNDS - American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, and American Funds Asset Allocation SAST Variable Portfolios. Each Feeder Fund invests exclusively in shares of a corresponding Master Fund.


FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.


GOOD ORDER - Fully and accurately completed forms applicable to any given transaction or request received by us.


INCOME PHASE - The period beginning on the Annuity Date during which we make annuity income payments to you.


LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.


MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.


NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account is divided into Variable Portfolios.


TRUSTS - Collectively refers to the Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

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                                   HIGHLIGHTS
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The Polaris Preferred Solution Variable Annuity is a contract between you and AIG SunAmerica Life. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request. The amount refunded may be more or less than your original Purchase Payment. We will return your original Purchase Payment if required by law. PLEASE SEE FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct separate account charges which equal 1.15% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect optional features available under the contract, we may charge additional fees for those features. A separate withdrawal charge schedule applies to each Purchase Payment. Withdrawal charges no longer apply to that Purchase Payment after a Purchase Payment has been in the contract for seven complete years. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS PREFERRED SOLUTION VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. In addition, some of these features can provide a guaranteed income stream that may last as long as you live. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you are ready to begin taking annuity income payments, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at AIG SunAmerica Life Assurance Company, Annuity Service Center P.O. Box 54299, Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

PLEASE SEE THE STATE APPENDIX BELOW FOR INFORMATION REGARDING STATE CONTRACT AVAILABILITY AND STATE SPECIFIC VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

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                                   FEE TABLE
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THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)(2)......7%

TRANSFER FEE.................. $25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(3).....................................................  $35

SEPARATE ACCOUNT ANNUAL EXPENSES

(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

Separate Account Fee............................................................  1.15%
Optional Enhanced Death Benefit Fee.............................................  0.25%
Optional EstatePlus Fee(4)......................................................  0.25%
                                                                                  =====
TOTAL SEPARATE ACCOUNT ANNUAL EXPENSES(5).......................................  1.65%

ADDITIONAL OPTIONAL FEATURE FEES
You may elect only one of the following optional living benefits below:

OPTIONAL MARKETLOCK INCOME PLUS FEE
(calculated as a percentage of the Income Base)(6)

    NUMBER OF COVERED PERSONS                  ANNUALIZED FEE
    -------------------------                  --------------
    For One Covered Person...................      0.95%
    For Two Covered Persons..................      1.20%

OPTIONAL MARKETLOCK FOR LIFE PLUS FEE
(calculated as a percentage of the Income Base)(7)

    MARKETLOCK FOR     NUMBER OF
    LIFE PLUS OPTIONS  COVERED PERSONS           ANNUALIZED FEE
    -----------------  -----------------------   --------------
    +6% Option         For One Covered Person      0.65%
                       For Two Covered Persons     0.90%

    +7% Option         For One Covered Person      0.75%
                       For Two Covered Persons     1.00%

OPTIONAL MARKETLOCK FEE
(calculated as a percentage of the MAV Benefit Base)(8)

                                               ANNUALIZED FEE
                                               --------------
    All years in which the feature is in           0.65%
      effect.................................

OPTIONAL CAPITAL PROTECTOR FEE
(calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date)(9)

    CONTRACT YEAR                                                                     ANNUALIZED FEE
    -------------                                                                     --------------
      0-5...........................................................................      0.65%
      6-10..........................................................................      0.45%
      11+...........................................................................       none

UNDERLYING FUND EXPENSES (AS OF DECEMBER 31, 2007)

The following shows the minimum and maximum total operating expenses (including Master Fund expenses, if applicable) charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. More detail concerning the Underlying Funds' expenses is contained in the prospectus for each of the Trusts. Please read them carefully before investing.

                                            MINIMUM             MAXIMUM              MAXIMUM
                                          (BEFORE ANY         (BEFORE ANY          (AFTER ANY
                                          WAIVERS OR          WAIVERS OR           WAIVERS OR
TOTAL ANNUAL UNDERLYING FUND EXPENSES   REIMBURSEMENTS)     REIMBURSEMENTS)    REIMBURSEMENTS)(10)
-------------------------------------   ---------------     ---------------    -------------------
(expenses that are deducted from
  Trust assets,
  including management fees, 12b-1
  fees, if applicable, and other
  expenses)...................               0.72%               1.95%                1.35%

FOOTNOTES TO THE FEE TABLE:

(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. SEE PREMIUM TAX AND STATE APPENDIX BELOW.

(2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines as follows:

YEARS SINCE RECEIPT OF PURCHASE PAYMENT:....................   1    2    3    4    5    6    7   8+
                                                              7%   6%   6%   5%   4%   3%   2%   0%

(3) The contract maintenance fee may be waived if contract value is $50,000 or more.

(4) EstatePlus is an optional earnings enhancement death benefit. EstatePlus can only be elected if an optional enhanced death benefit is also elected.

(5) If you do not elect any optional features, your total separate account annual expenses would be 1.15%.

( 6) MarketLock Income Plus is an optional guaranteed minimum withdrawal benefit. The initial Income Base is equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments received in years 1-5, capped at the first contract year's Purchase Payments, adjusted for excess withdrawals during the applicable period. On each contract anniversary during the first 5 years, the Income Base is increased to the greater of (a) or (b), where (a) is the highest contract anniversary value (less Purchase Payments in excess of the annual cap in contract years 2-5 and all Purchase Payments after the first 5 contract years) and (b) is the current Income Base plus an additional amount, if eligible; and adjusted for excess withdrawals during the applicable period. On the 10th contract anniversary, the Income Base will be increased to at least 200% of the Purchase Payments made in the first contract year, provided no withdrawals are taken prior to that anniversary. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.

( 7) MarketLock For Life Plus is an optional guaranteed minimum withdrawal benefit. The initial Income Base is equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments received in years 1-5, capped at the first contract year's Purchase Payments, adjusted for excess withdrawals during the applicable period. On each contract anniversary during the first 10 years, the Income Base is increased to the greater of (a) or (b), where (a) is the highest contract anniversary value (less Purchase Payments in excess of the annual cap in contract years 2-5 and all Purchase Payments after the first 5 contract years) and (b) is the current Income Base plus an additional amount, if eligible; and adjusted for excess withdrawals during the applicable period. If you elect the +7% option, on the 10th contract anniversary, the Income Base will be increased to at least 200% of the Purchase Payments made in the first contract year, provided no withdrawals are taken prior to that anniversary. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.

( 8) MarketLock is an optional guaranteed minimum withdrawal benefit. The MAV
     Benefit Base equals the greater of (a) Purchase Payments made in the first two years, or (b) the highest contract anniversary value (less Purchase Payments made after the first two years) during the period in which anniversary values are being considered, each adjusted for withdrawals during the applicable period. The applicable annualized fee is deducted from your contract value at the end of the first quarter following the election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee.

( 9) Capital Protector is an optional guaranteed minimum accumulation benefit.
     The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming Accumulation Units in your Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee.

(10) The maximum expense is for an American Funds SAST Master-Feeder Underlying Fund. AIG SAAMCo has entered into a contractual agreement with SunAmerica Series Trust under which it will waive 0.60% of its advisory fee for such time as the Underlying Fund is operated as a Feeder Fund. This fee waiver will continue as long as the Underlying Fund is part of a Master-Feeder structure unless the Board of SunAmerica Series Trust approves a change in or elimination of the waiver.

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 1.65% (including the optional Enhanced Death Benefit and the optional EstatePlus feature), the optional MarketLock Income Plus feature (1.20%) and investment in an Underlying Fund with total expenses of 1.95%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
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    $1,185            $2,058            $2,834            $4,887
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(2) If you do not surrender or annuitize your contract at the end of the applicable time period:(4)

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
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     $485             $1,458            $2,434            $4,887
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MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 1.15%, no election of optional features and investment in an Underlying Fund with total expenses of 0.72%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
---------------------------------------------------------------------
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     $895             $1,203            $1,437            $2,243
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(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
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     $195              $603             $1,037            $2,243
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EXPLANATION OF FEE TABLE AND EXAMPLES

Explanation of Fee Table and Examples

1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the MarketLock Income Plus fee, equals contract value and that no withdrawals are taken during the stated period.

4. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
                                   EXPENSES.
           ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

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                         THE POLARIS PREFERRED SOLUTION
                                VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides several main benefits:

     - Optional Living Benefit: If you elect an optional living benefit, the insurance company guarantees to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance and may provide a guaranteed income stream or other benefits.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract. The Income Phase begins after the specified waiting period when you start taking annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period. SEE EXPENSES BELOW. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

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                    PURCHASING A POLARIS PREFERRED SOLUTION
                                VARIABLE ANNUITY
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An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.

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                                                                         MINIMUM
                                      MINIMUM INITIAL                   SUBSEQUENT
                                      PURCHASE PAYMENT               PURCHASE PAYMENT
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          Qualified                        $4,000                          $250
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        Non-Qualified                     $10,000                          $500
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Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

JOINT OWNERSHIP AND ASSIGNMENT OF THE CONTRACT

We allow this contract to be jointly owned. We require that the joint owners be spouses except in states that allow non-spouses to be joint owners. The age of the older owner is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. However, Domestic Partners should consult with their tax advisor and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. Therefore, the ability of Domestic Partners to fully benefit from certain benefits and features of the contract, such as optional living benefits that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right not to recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment. You should consult a qualified tax advisor before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms. In connection with arrangements we have to transact business electronically, we may have agreements in place whereby your broker-dealer may be deemed our agent for receipt of your Purchase Payments. Thus, if we have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will be priced as of the time they are received by the broker-dealer. However, if we do not have an agreement with a broker-dealer deeming them our agent, Purchase Payments received by the broker-dealer will not be priced until they are received by us.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file.

Purchase Payments submitted by check can only be accepted by the Company at the following Payment Centers with the following address:

AIG SunAmerica Life Assurance Company
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

JP Morgan Chase National Processing Center
Lock Box 100330
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by dividing the Purchase Payment by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

     Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it. We call this a "free look." Your state may require a longer free look period. Please check with your financial representative. To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the free look period, generally we will refund to you the value of your contract on the day we receive your request at the Annuity Service Center.

Certain states require us to return your Purchase Payments upon a free look request. Additionally, all contracts issued as an IRA require the full return of Purchase Payments upon a free look. If your contract was issued in a state requiring return of Purchase Payments or as an IRA, and you cancel your contract during the free look period, we return the greater of (1) your Purchase Payments; or (2) the value of your contract.

With respect to those contracts, we reserve the right to invest your money in the Cash Management Variable Portfolio during the free look period. If we place your money in the Cash Management Variable Portfolio during the free look period, we will allocate your money according to your instructions at the end of the applicable free look period.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government, and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN

CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by AIG SunAmerica Asset Management Corp., a wholly-owned subsidiary of the Company.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     ANCHOR SERIES TRUST - CLASS 3

     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2

     Franklin Advisers, Inc. is the investment adviser to Franklin Income Securities Fund.

     Franklin Templeton VIP Founding Funds Allocation Funds ("VIP Founding Funds") is structured as a fund-of-funds. A fund-of-funds invests in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the underlying funds and the VIP Founding Fund's investment in the underlying funds. Each underlying fund of the VIP Founding Funds has its own investment adviser.

     Please see the Franklin Templeton Variable Insurance Products prospectus for details.

     LORD ABBETT SERIES FUND, INC. - CLASS VC

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SUNAMERICA SERIES TRUST - CLASS 3

     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST"). SAST offers master-feeder funds. Capital Research and Management Company is the investment adviser of the Master Fund in which the Feeder Funds invest. AIG SAAMCo is the investment adviser to the Feeder Funds.

     Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities. Each Master Fund is advised by Capital Research and Management Company; each Feeder Fund is advised by AIG SAAMCo. Because each Feeder Funds invests all its assets in a Master Fund, the Feeder Funds do not pay investment management fees to their investment adviser, AIG SAAMCo.

     Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund, which include a 12b-1 fee of 0.25% of the average daily net asset value allocated to the Feeder Funds. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. You should know that we offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

     Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved AIG SAAMCo as investment adviser to the Feeder Fund, AIG SAAMCo would be fully compensated for its portfolio management services. See the Trust's prospectus and the SAI for more discussion of the Master-Feeder structure.

     VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II

     Van Kampen Asset Management is the investment adviser to Van Kampen Life Investment Trust ("VKT").

              (SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                  UNDERLYING FUNDS                                     MANAGED BY:                   TRUST  ASSET CLASS
                  ----------------                                     -----------                   -----  -----------
Aggressive Growth                                      AIG SunAmerica Asset Management Corp.         SAST   STOCK
Alliance Growth                                        AllianceBernstein, L.P.                       SAST   STOCK
American Funds Asset Allocation SAST                   Capital Research and Management Company(1)    SAST   BALANCED
American Funds Global Growth SAST                      Capital Research and Management Company(1)    SAST   STOCK
American Funds Growth-Income SAST                      Capital Research and Management Company(1)    SAST   STOCK
American Funds Growth SAST                             Capital Research and Management Company(1)    SAST   STOCK
Asset Allocation                                       Edge Asset Management, Inc.                   AST    BALANCED
Balanced                                               J.P. Morgan Investment Management Inc.        SAST   BALANCED
Blue Chip Growth                                       AIG SunAmerica Asset Management Corp.         SAST   STOCK
Capital Appreciation                                   Wellington Management Company, LLP            AST    STOCK
Capital Growth                                         OppenheimerFunds, Inc.                        SAST   STOCK
Cash Management                                        Columbia Management Advisors, LLC             SAST   CASH
Corporate Bond                                         Federated Equity Management Company           SAST   BOND
Davis Venture Value                                    Davis Selected Advisers LLC                   SAST   STOCK
"Dogs" of Wall Street(2)                               AIG SunAmerica Asset Management Corp.         SAST   STOCK
Emerging Markets                                       Putnam Investment Management, Inc.            SAST   STOCK
Equity Opportunities                                   OppenheimerFunds, Inc.                        SAST   STOCK
Foreign Value                                          Templeton Investment Counsel, LLC             SAST   STOCK
Franklin Income Securities Fund                        Franklin Advisers, Inc.                       FTVIPT BALANCED
Franklin Templeton VIP Founding Funds Allocation Fund  Franklin Templeton Services, LLC(4)           FTVIPT BALANCED
Fundamental Growth                                     Wells Capital Management Inc.                 SAST   STOCK
Global Bond                                            Goldman Sachs Asset Management International  SAST   BOND
Global Equities                                        J.P. Morgan Investment Management Inc.        SAST   STOCK
Government and Quality Bond                            Wellington Management Company, LLP            AST    BOND
Growth-Income                                          AllianceBernstein, L.P.                       SAST   STOCK
Growth Opportunities                                   Morgan Stanley Investment Management Inc.(3)  SAST   STOCK
Growth                                                 Wellington Management Company, LLP            AST    STOCK
High-Yield Bond                                        AIG SunAmerica Asset Management Corp.         SAST   BOND
International Diversified Equities                     Morgan Stanley Investment Management Inc.(3)  SAST   STOCK
International Growth and Income                        Putnam Investment Management, Inc.            SAST   STOCK
Lord Abbett Growth and Income                          Lord, Abbett & Co. LLC                        LASF   STOCK
Marsico Focused Growth                                 Marsico Capital Management, LLC               SAST   STOCK
MFS Massachusetts Investors Trust(2)                   Massachusetts Financial Services Company      SAST   STOCK
MFS Total Return                                       Massachusetts Financial Services Company      SAST   BALANCED
Mid-Cap Growth                                         J.P. Morgan Investment Management Inc.        SAST   STOCK
Natural Resources                                      Wellington Management Company, LLP            AST    STOCK
Real Estate                                            Davis Selected Advisers LLC                   SAST   STOCK
Small & Mid Cap Value                                  AllianceBernstein, L.P.                       SAST   STOCK
Small Company Value                                    Franklin Advisory Services, LLC               SAST   STOCK
Technology                                             Columbia Management Advisors, Inc.            SAST   STOCK
Telecom Utility                                        Massachusetts Financial Services Company      SAST   STOCK
Total Return Bond(5)                                   Pacific Investment Management Company LLC     SAST   BOND
Van Kampen LIT Capital Growth, Class II Shares(6)      Van Kampen Asset Management                   VKT    STOCK
Van Kampen LIT Comstock, Class II Shares(2)            Van Kampen Asset Management                   VKT    STOCK
Van Kampen LIT Growth and Income, Class II Shares      Van Kampen Asset Management                   VKT    STOCK

(1) Capital Research and Management Company manages the corresponding Master Fund (defined below) in which the Underlying Fund invests.

(2) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. Van Kampen LIT Comstock, Class II Shares is an equity fund seeking capital growth and income.

(3) Morgan Stanley Investment Management, Inc. does business in certain instances using the name "Van Kampen."

(4) Franklin Templeton Services, LLC is the administrator of this fund of funds. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the underlying funds and the VIP Founding Fund's investment in the underlying funds.

(5) On May 1, 2008, Worldwide High Income was renamed to Total Return Bond and the investment manager was changed from Morgan Stanley Investment Management, Inc. to Pacific Investment Management Company LLC.

(6) On May 1, 2008, Van Kampen LIT Strategic Growth, Class II Shares was renamed to Van Kampen LIT Capital Growth, Class II Shares.

YOU SHOULD READ THE ACCOMPANYING PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU ALSO SHOULD READ THE ACCOMPANYING PROSPECTUS FOR THE MASTER FUNDS CAREFULLY. THE MASTER FUNDS' PROSPECTUS CONTAINS DETAILED INFORMATION ABOUT THE INVESTMENT OBJECTIVES AND RISK FACTORS OF THE MASTER FUNDS IN WHICH THE FEEDER FUNDS CURRENTLY INVEST.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

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            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
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              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
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     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION

The Polaris Portfolio Allocator program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The Portfolio Allocator models allocate amongst the various asset classes to attempt to match a stated investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.

ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the Polaris Portfolio Allocator program by selecting the Portfolio Allocator model on the contract application form. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in a Portfolio Allocator model. If you attempt to split your investment in one or more Portfolio Allocator models, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Portfolio Allocator model, such an investment may no longer be consistent with the Portfolio Allocator model's intended objectives.

You can transfer 100% of your investment from one Portfolio Allocator model to a different Portfolio Allocator model at any time.

WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio

Allocator model's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

REBALANCING THE MODELS

You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.

Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance, changes in the Variable Portfolios, and the ever-changing investment markets. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment needs may change. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals.

IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Portfolio Allocator models are not intended as ongoing advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.

The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME.

POLARIS PORTFOLIO ALLOCATOR MODELS

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VARIABLE PORTFOLIOS   MODEL 1    MODEL 2    MODEL 3    MODEL 4
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 American Funds
   Global Growth
   SAST                   4%         5%         6%         8%
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 American Funds
   Growth SAST            3%         4%         4%         5%
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 American Funds
   Growth-Income
   SAST                   4%         5%         6%         8%
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 Capital
   Appreciation           2%         2%         3%         3%
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 Cash Management          2%         0%         0%         0%
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 Corporate Bond           8%         6%         5%         0%
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 Davis Venture Value      4%         5%         5%         6%
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 Emerging Markets         0%         0%         2%         3%
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 Foreign Value            4%         6%         7%         8%
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 Global Bond              4%         3%         0%         0%
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 Government and
   Quality Bond          12%         7%         4%         0%
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 Growth
   Opportunities          2%         3%         4%         5%
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 High-Yield Bond          4%         3%         0%         0%
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 International
   Growth & Income        4%         5%         6%         8%
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 Lord Abbett Growth
   and Income             2%         2%         3%         3%
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 MFS Massachusetts
   Investors Trust        4%         5%         6%         7%
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 Mid-Cap Growth           0%         0%         0%         3%
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 Real Estate              3%         4%         4%         5%
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 Small & Mid Cap
   Value                  6%         7%         7%         8%
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 Small Company Value      0%         2%         3%         4%
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 Total Return Bond       17%        13%        11%         2%
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 Van Kampen LIT
   Comstock, Class
   II Shares              4%         5%         6%         6%
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 Van Kampen LIT
   Growth and
   Income, Class II
   Shares                 7%         8%         8%         8%
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TOTAL                   100%       100%       100%       100%
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The Polaris Portfolio Allocator models and their respective investment allocations amongst the Variable Portfolios listed above are current as of the date of this prospectus. The investments in each Polaris Portfolio Allocator model are reallocated annually on or about May 1. However, once you invest in a Polaris Portfolio Allocator model, your investments are considered "static" because the Variable Portfolios and the percentages of contract value allocated to each Variable Portfolio within a model will not be changed by us.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone
(800) 445-SUN2, through the Company's website (www.aigsunamerica.com), or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").

For example, if you made a transfer on August 16, 2007 and within the previous twelve months (from August 17, 2006 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2007 must be submitted by U.S. Mail (from August 17, 2007 through August 16,
2008).

U.S. Mail includes any U.S. Postal Service delivery method that offers delivery no sooner than U.S. Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you elect certain optional living benefits, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. PLEASE SEE MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS BELOW.

     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts, allows you to invest in one or more Variable Portfolios without directly putting your Purchase Payment at risk. The program, available for no additional charge, accomplishes this by allocating your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.

     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 7-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
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You can access money in your contract by making a partial or total withdrawal, and/or by receiving annuity income payments during the Income Phase. SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period. If you surrender your contract, we also deduct premium taxes, if applicable, and a contract maintenance fee, if applicable. SEE EXPENSES BELOW.

If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. SEE OPTIONAL LIVING BENEFITS BELOW.

FREE WITHDRAWAL PROVISION

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals or the withdrawal charges applicable upon a full surrender of your contract. As a result, if you surrender your contract in the future, and withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule, that are in excess of your free withdrawal amount will result in a withdrawal charge. The amount of the withdrawal charge and how it applies are discussed more fully in the EXPENSES section below. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

During the first year after we issue your contract, your free withdrawal amount is the greater of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount.

After the first contract year, your annual free withdrawal amount is the greater of:

     (1) your penalty-free earnings and any portion of your total invested amount no longer subject to a withdrawal charge; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year.

Although amounts withdrawn free of a withdrawal charge under the 10% provision may reduce Purchase Payments for purposes of calculating amounts available for future withdrawals of earnings, they do not reduce the amount you invested for purposes of calculating the withdrawal charge if you surrender your contract. As a result, if you surrender your contract in the future and withdrawal charges are still applicable, any previous free withdrawals would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

When you make a withdrawal, we return the portion of contract value withdrawn less any applicable fees and charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

    A=Your contract value at the time of your request for withdrawal ($90,000)

    B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)

    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 6% is the applicable percentage) [B x C=$6,000]

    D=Your full contract value ($84,000) available for total withdrawal

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age
59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders of contract value paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if both of the following occur: (1) your contract value is less than $500 as a result of withdrawals; and (2) you have not made any Purchase Payments during the past three years. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

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                            OPTIONAL LIVING BENEFITS
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YOU MAY ELECT ONE OF THE OPTIONAL LIVING BENEFITS DESCRIBED BELOW FOR AN ADDITIONAL FEE. THESE FEATURES ARE DESIGNED TO PROTECT A PORTION OF YOUR INVESTMENT IN THE EVENT YOUR CONTRACT VALUE DECLINES DUE TO UNFAVORABLE INVESTMENT PERFORMANCE DURING THE ACCUMULATION PHASE AND BEFORE A DEATH BENEFIT IS PAYABLE. IN ADDITION, THESE FEATURES CAN PROVIDE A GUARANTEED INCOME STREAM AND OTHER BENEFITS. PLEASE SEE THE DESCRIPTIONS BELOW FOR DETAILED INFORMATION.

MARKETLOCK INCOME PLUS

What is MarketLock Income Plus?

MarketLock Income Plus is an optional guaranteed minimum withdrawal feature, available for an additional fee. The feature is designed to help you create a guaranteed income stream that will last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature. MarketLock Income Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on MarketLock Income Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received during the contract's first five years are included in the Income Base.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the Maximum Annual Withdrawal Amount allowable by the feature. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Please note that this feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any other additional restrictions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK INCOME PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS. WE ALSO RESERVE THE RIGHT TO MODIFY MARKETLOCK INCOME PLUS AT TIME OF EXTENSION FOR EXISTING CONTRACTS.

When and how may I elect MarketLock Income Plus?

You may elect MarketLock Income Plus at the time of contract issue for immediate effectiveness. If we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). If MarketLock Income Plus is not approved in your state as of the date of this prospectus, you may elect the feature after you purchase your contract provided the state approval occurs before your first contract anniversary. We will contact you to let you know when the feature is approved in your state.

You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must meet the age requirement. The age requirement varies depending on the type of contract you purchase and the number of Covered Persons. The tables below provide the age requirement for this feature.

IF YOU ELECT ONE COVERED PERSON:

----------------------------------------------
                           COVERED PERSON
                      ------------------------
                        MINIMUM      MAXIMUM
                          AGE        AGE(1)
----------------------------------------------
     One Owner            45           80
----------------------------------------------
    Joint Owners
(based on the age of      45           80
   the older Owner)
----------------------------------------------

IF YOU ELECT TWO COVERED PERSONS:

------------------------------------------------------------------------
                         COVERED PERSON #1         COVERED PERSON #2
                      --------------------------------------------------
                        MINIMUM      MAXIMUM      MINIMUM      MAXIMUM
                          AGE        AGE(1)         AGE        AGE(1)
------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners          45           80           45           85
------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------
     QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock Income Plus work?

MarketLock Income Plus locks-in the greater of two values in determining the Income Base, defined below. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked-in each year on each Benefit Year anniversary during the first 5 Benefit Years following the Effective Date based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit. MarketLock Income Plus is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock Income Plus.

You may elect to extend both the Income Base Evaluation Period and the Income Credit Period over which the feature locks-in either the highest Anniversary Value or Income Base plus any Income Credit for two additional five year periods provided that you are age 85 or younger at the time of each extension ("First Extension and Second Extension"). After election of the First Extension and the Second Extension, you may elect to extend only the Income Base Evaluation Period over which the feature locks-in the highest Anniversary Value ("Subsequent Extension(s)") provided that you are age 85 or younger at the time of each Subsequent Extension. As a result, the Income Credit Period is not available for Subsequent Extensions.

New fees and other conditions may apply upon extension. We guarantee that the current fee, as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension. IF YOU ELECT EXTENSIONS, YOU MUST CONTACT US IN WRITING BEFORE THE END OF EACH EVALUATION PERIOD. Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" below.

Is there an additional guarantee if I do not take withdrawals for 10 years?

Yes, there is an additional guarantee if you do not take any withdrawals before the 10th Benefit Year anniversary. On the 10th Benefit Year anniversary following the Effective Date, the Income Base, and if applicable, the Income Credit Base, will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"), if you elect the feature at contract issue. If you elect the feature after contract issue, the Minimum Income Base is equal to 200% of the contract value as of the Effective Date. You do not need to elect extensions in order to be eligible to receive the Minimum Income Base.

What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

--------------------------------------------------------------
 AGE OF THE COVERED PERSON AT           MAXIMUM ANNUAL
   TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
--------------------------------------------------------------
    Prior to 62nd birthday            4% of Income Base
--------------------------------------------------------------
  On or after 62nd birthday           5% of Income Base
--------------------------------------------------------------

Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:

-----------------------------------------------------------------
AGE OF THE YOUNGER COVERED PERSON
   OR SURVIVING COVERED PERSON             MAXIMUM ANNUAL
   AT TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
-----------------------------------------------------------------
    Prior to 62nd birthday               4% of Income Base
-----------------------------------------------------------------
   On or after 62nd birthday             5% of Income Base
-----------------------------------------------------------------

If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" below.

Are there investment requirements if I elect MarketLock Income Plus?

Yes, as long as the feature is in effect, you may comply with investment requirements by allocating your investments in one of three ways:

     1. Invest 100% in the Cash Management Variable Portfolio; or

     2. Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3; or

     3. Invest 100% in one or a combination of the following Variable
        Portfolios: American Funds Asset Allocation SAST, Asset Allocation, Balanced, Franklin Income Securities Fund, Franklin Templeton VIP Founding Funds Allocation Fund, and MFS Total Return

If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.

The Polaris Portfolio Allocator Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Polaris Portfolio Allocator Models are suited for your financial needs and risk tolerance. For details regarding the investment allocations of the Polaris Portfolio Allocator Models, PLEASE SEE POLARIS PORTFOLIO ALLOCATOR PROGRAM ABOVE.

Your allocation instructions accompanying any Purchase Payment must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) to be considered in Good Order. Please see ALLOCATION OF PURCHASE PAYMENTS above. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment; we will implement the last compliant instructions at the next rebalancing. Please see AUTOMATIC ASSET REBALANCING PROGRAM above. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations at least 30 days in advance.

How are the components for MarketLock Income Plus calculated?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

Second, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. You may elect to extend both the Income Base Evaluation Period and the Income Credit Period at the end of the initial Income Base Evaluation Period and initial Income Credit Period, and after election of the First Extension, you may elect a Second Extension. Subsequent Extensions apply to only the Income Base Evaluation Period. Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" below.

Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

Fourth, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. In each subsequent Benefit Year, the Income Base equals the Income Base at the beginning of the Benefit Year plus any subsequent Eligible Purchase Payments made during that Benefit Year, less proportionate adjustments for Excess Withdrawals that occurred during that Benefit Year. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below. Please see "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" and"WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" below.

Fifth, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Credit Base is the contract value on the Effective Date. Please see "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" below.

Sixth, we determine the INCOME CREDIT which is an amount equal to 7% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary. If you take withdrawals in a Benefit Year that are less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to the determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero. PLEASE SEE THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX BELOW.

Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. Please see "HOW DO INCREASES AND DECREASES IN THE INCOME BASE IMPACT THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT?" below.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a) is the cumulative Eligible Purchase Payments; and

     (b) is the current Income Base, increased by the Income Credit, if any; and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during the Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

     (a) the Income Base calculated based on the maximum Anniversary Value; and

     (b) the current Income Base plus the Income Credit.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. YOUR INCOME BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARY WAS GREATER THAN YOUR INCOME BASE ON THE BENEFIT YEAR ANNIVERSARY.

The Income Base Evaluation Period and the Income Credit Period can both be extended at the First Extension and if you elected the First Extension, at the Second Extension. Only the Income Base Evaluation Period can be extended on Subsequent Extensions.

In addition, the Income Base, and if applicable, the Income Credit Base, can also be increased to at least the Minimum Income Base on the 10th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 10th Benefit Year anniversary is the greatest of (a), (b) and (c), where:

     (a) is the current Income Base, or if the First Extension was elected, the Income Base calculated based on the maximum Anniversary Value; and

     (b) is the current Income Base plus the Income Credit, if applicable; and

     (c) is the Minimum Income Base.

On your 10th Benefit Year anniversary, if you are eligible for the Minimum Income Base and if the First Extension is elected, the Income Credit Base is the greatest of (a), (b) and (c), where:

     (a) is the Income Base calculated based on the maximum Anniversary Value;
         and

     (b) is the current Income Credit Base; and

     (c) is the Minimum Income Base.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce Your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" below. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.

What are the effects of withdrawals on MarketLock Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. IF YOU TAKE A WITHDRAWAL BEFORE THE 10TH BENEFIT YEAR ANNIVERSARY, YOUR INCOME BASE, AND IF APPLICABLE, THE INCOME CREDIT BASE, ARE NOT ELIGIBLE TO BE INCREASED TO THE MINIMUM INCOME BASE.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn. You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "How are the components for MarketLock Income Plus calculated?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What is the fee for MarketLock Income Plus?

The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:

----------------------------------------------------
NUMBER OF COVERED PERSONS       ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.95% of Income Base
----------------------------------------------------
 For Two Covered Persons     1.20% of Income Base
----------------------------------------------------

The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under this feature.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.

New fees and conditions may apply upon extension of the Income Base Evaluation Period and Income Credit Period. We guarantee that the current fee, as reflected above, will not increase by more than 0.25% at the time of First Extension.

Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

Yes, after the initial Income Base Evaluation Period and initial Income Credit Period you may elect to extend both the Income Base Evaluation Period and Income Credit Period for two additional 5 year periods, as long as the feature is still in effect, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension and Second Extension").

After election of the First Extension and Second Extension, as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each evaluation period, we will inform you of the terms of the next extension in writing. If you elect extension(s), you must contact us in writing before the end of each evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension and the Second Extension, Subsequent Extensions are no longer available for election and the Income Base and Income Credit Base, if applicable, will not be adjusted for higher Anniversary Values or Income Credits on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 10th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.

What happens if the contract value is reduced to zero?

All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of this feature over the lifetime of the Covered Person(s).

However, if at any time an Excess Withdrawal(s) reduce your contract value to zero, no further benefits will remain under this feature and your contract along with this feature will terminate.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

What happens to MarketLock Income Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock Income Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock Income Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock Income Plus and the contract; or

     2. Continue the contract with MarketLock Income Plus and its corresponding fee.

The components of the feature in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. The Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 10 Benefit years following the Effective Date. Please see "IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 10 YEARS?" In addition, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period upon the expiration of the period. See "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" above.

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock Income Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock Income Plus. SEE DEATH BENEFITS BELOW.

What happens to MarketLock Income Plus upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

Can MarketLock Income Plus be cancelled?

MarketLock Income Plus may be cancelled on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once MarketLock Income Plus is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock Income Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period and you may not re-elect or reinstate MarketLock Income Plus after cancellation.

Are there circumstances under which MarketLock Income Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock Income Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock Income Plus. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock Income Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock Income Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "Can MarketLock Income Plus be cancelled?"

MARKETLOCK FOR LIFE PLUS

What is MarketLock For Life Plus?

MarketLock For Life Plus is an optional guaranteed minimum withdrawal feature, available for an additional fee. You may elect one of two MarketLock For Life Plus options, described below. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. MarketLock For Life Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received during the contract's first five years are included in the Income Base, as defined below.

Please note that this feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges, free withdrawal amounts and all other benefits, features and conditions of your contract. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Please see ACCESS TO YOUR MONEY above.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered excess withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK FOR LIFE PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

When and how may I elect MarketLock For Life Plus?

You may elect MarketLock For Life Plus at the time of contract issue for immediate effectiveness. If we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.

IF YOU ELECT ONE COVERED PERSON:

-------------------------------------------------
                            COVERED PERSON
                      ---------------------------
                        MINIMUM       MAXIMUM
                          AGE          AGE(1)
-------------------------------------------------
     One Owner            45             80
-------------------------------------------------
    Joint Owners
(based on the age of      45             80
   the older Owner)
-------------------------------------------------

IF YOU ELECT TWO COVERED PERSONS:

------------------------------------------------------------------------
                         COVERED PERSON #1         COVERED PERSON #2
                      --------------------------------------------------
                        MINIMUM      MAXIMUM      MINIMUM      MAXIMUM
                          AGE        AGE(1)         AGE        AGE(1)
------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners          45           80           45           85
------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------
     QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock For Life Plus work?

MarketLock For Life Plus automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, both the +6% option and the +7% option annually lock-in the highest Anniversary Value or the Income Base plus an Income Credit, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond 10 years; however, the Income Credit is only available for the first 10 years following the Effective Date. The +7% option offers an additional guarantee if you choose not to take withdrawals in the first 10 years following the Effective Date. MarketLock For Life Plus is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock For Life Plus.

MarketLock For Life Plus automatically locks-in a new Income Base each year during the first 10 years of your contract based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by an Income Credit. The Income Credit may only be added to the Income Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for an Income Credit to be added to your Income Base on your third contract anniversary.

The two options available under MarketLock For Life Plus are summarized as follows:

------------------------------------------------------------------------------
       MARKETLOCK
      FOR LIFE PLUS                BASIS FOR GUARANTEED            AMOUNT OF
         OPTIONS                       WITHDRAWALS               INCOME CREDIT
------------------------------------------------------------------------------
 +6% Option                Greater of:                           6% of Income
                           (1) highest Anniversary Value; or      Credit Base
                           (2) Income Base plus the Income
                           Credit
------------------------------------------------------------------------------
 +7% Option                Greatest of:                          7% of Income
                           (1) highest Anniversary Value;         Credit Base
                           (2) Income Base plus the Income
                           Credit; or
                           (3) if no withdrawals are taken in
                           the first 10 contract years
                           following the Effective Date, 200%
                           of the Purchase Payments made in the
                           first contract year.
------------------------------------------------------------------------------

For an explanation of defined terms used in the table above, please see "How are the components of MarketLock For Life Plus calculated?" below.

What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

--------------------------------------------------------------
 AGE OF THE COVERED PERSON AT           MAXIMUM ANNUAL
   TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
--------------------------------------------------------------
 At least age 45 but prior to
         60th birthday                4% of Income Base
--------------------------------------------------------------
 At least age 60 but prior to
         76th birthday                5% of Income Base
--------------------------------------------------------------
  On or after 76th birthday           6% of Income Base
--------------------------------------------------------------

Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:

-----------------------------------------------------------------
AGE OF THE YOUNGER COVERED PERSON
   OR SURVIVING COVERED PERSON             MAXIMUM ANNUAL
   AT TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
-----------------------------------------------------------------
At least age 45 but prior to 60th
            birthday                     4% of Income Base
-----------------------------------------------------------------
At least age 60 but prior to 76th
            birthday                     5% of Income Base
-----------------------------------------------------------------
   On or after 76th birthday             6% of Income Base
-----------------------------------------------------------------

If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract) is greater than the Maximum Annual Withdrawal Amount in benefit year, no portion of the RMD withdrawal will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a benefit year that is greater than both the Maximum Annual Withdrawal Amount and the RMD (based only on this contract) will be considered an Excess Withdrawal. Please see "What are the effects of withdrawals on MarketLock For Life Plus?" below.

Are there investment requirements if I elect MarketLock For Life Plus?

As long as the feature is in effect, we require that you allocate your investments in accordance with the investment requirements listed below. The two options are subject to different investment requirements as outlined below.

+6% OPTION - INVESTMENT REQUIREMENTS

You may comply with investment requirements for the +6% option by allocating your investments in one of three ways:

     1. Invest 100% in Polaris Portfolio Allocator Model 1, 2 or 3; or

     2. Invest 100% in one or a combination of the following Variable
        Portfolios: American Funds Asset Allocation SAST, Asset Allocation, Balanced, Franklin Income Securities Fund, Franklin Templeton VIP Founding Funds Allocation Fund, and MFS Total Return; or

     3. Invest in accordance with the requirements outlined in the table below:

------------------------------------------------------------------------
     INVESTMENT         INVESTMENT           VARIABLE PORTFOLIOS
       GROUP           REQUIREMENT          AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------
 A. Bond, Cash and     Minimum 20%    Cash Management
    Fixed              Maximum 100%   Corporate Bond
  Accounts                            Global Bond
                                      Government and Quality Bond
                                      Total Return Bond
                                      DCA FIXED ACCOUNTS
                                      DCA 6-Month
                                      DCA 12-Month
                                      FIXED ACCOUNTS
                                      1-Year Fixed
------------------------------------------------------------------------
 B. Equity Maximum      Minimum 0%    Aggressive Growth
                       Maximum 80%    Alliance Growth
                                      American Funds Asset Allocation
                                      SAST
                                      American Funds Global Growth SAST
                                      American Funds Growth SAST
                                      American Funds Growth-Income SAST
                                      Asset Allocation
                                      Balanced
                                      Blue Chip Growth
                                      Capital Appreciation
                                      Davis Venture Value
                                      "Dogs" of Wall Street
                                      Equity Opportunities
                                      Foreign Value
                                      Franklin Income Securities Fund
                                      Franklin Templeton VIP Founding
                                        Funds Allocation Fund
                                      Fundamental Growth
                                      Global Equities
                                      Growth
                                      Growth-Income
                                      High-Yield Bond
                                      International Diversified Equities
                                      International Growth and Income
                                      Lord Abbett Growth and Income
                                      Marsico Focused Growth
                                      MFS Massachusetts Investors Trust
                                      MFS Total Return
                                      Small & Mid Cap Value
                                      Telecom Utility
                                      Van Kampen LIT Capital Growth,
                                        Class II Shares
                                      Van Kampen LIT Comstock,
                                        Class II Shares
                                      Van Kampen LIT Growth and Income,
                                        Class II Shares
------------------------------------------------------------------------
 C. Limited Equity      Minimum 0%    Capital Growth
                       Maximum 20%    Emerging Markets
                                      Growth Opportunities
                                      Mid-Cap Growth
                                      Natural Resources
                                      Real Estate
                                      Small Company Value
                                      Technology
------------------------------------------------------------------------

+7% OPTION - INVESTMENT REQUIREMENTS

You may comply with investment requirements for the +7% option by allocating your investments in one of three ways:

     1. Invest 100% in the Cash Management Variable Portfolio; or

     2. Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3; or

     3. Invest 100% in one or a combination of the following Portfolios:
        American Funds Asset Allocation SAST, Asset Allocation, Balanced, Franklin Income Securities Fund, Franklin Templeton VIP Founding Funds Allocation Fund, and MFS Total Return.

The Polaris Portfolio Allocator Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Polaris Portfolio Allocator Models are suited for your financial needs and risk tolerance. For details regarding the investment allocations of the Polaris Portfolio Allocator models, PLEASE SEE POLARIS PORTFOLIO ALLOCATOR PROGRAM ABOVE.

Your allocation instructions accompanying any Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in Good Order. Please see ALLOCATION OF PURCHASE PAYMENTS above. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing, because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment and implement those at the next rebalancing. Please see AUTOMATIC ASSET REBALANCING PROGRAM above. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

How are the components for MarketLock For Life Plus calculated?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Purchase Payments received during the first contract year.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

Second, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the potential Income Credit. The Income Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Income Base plus Income Credit during the Income Credit Period. The Income Credit Period and the Income Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?" below. However, you cannot extend the Income Credit Period.

Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

Fourth, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. Please see"WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" below. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. On each contract anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit. The calculation and components of this determination are detailed below.

     CALCULATION OF THE INCOME BASE WHEN INCOME CREDIT IS NOT AVAILABLE OR AFTER INCOME CREDIT PERIOD ENDS:

     On each contract anniversary occurring during the Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:

          (a) is the current Income Base; and

          (b) is all previous maximum Anniversary Values during the Income Base Evaluation Period.

     CALCULATION OF THE INCOME BASE WHEN INCOME CREDIT IS AVAILABLE:

     The Income Credit Base is used to calculate the Income Credit during the Income Credit Period. The Income Credit is calculated as a percentage of the Income Credit Base. The Income Credit Base is used solely to calculate the Income Credit. The initial Income Credit Base is equal to the initial Eligible Purchase Payment.

     On each contract anniversary during the Income Credit Period, we determine the amount by which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

          (a) the Income Base calculated based on the maximum Anniversary Value; and

          (b) the current Income Base plus the Income Credit.

     If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

If the +7% option is elected and NO WITHDRAWALS HAVE BEEN TAKEN SINCE THE EFFECTIVE DATE, on the 10th contract anniversary, the Income Base is calculated as the greatest of (a), (b) or (c), where:

          (a) is the Income Base calculated based on the maximum Anniversary Value;

          (b) is the Income Credit plus the current Income Base; and

          (c) is 200% of the Purchase Payments made in the first contract year.

The Income Credit Base is increased each time subsequent Eligible Purchase Payments are made. The Income Credit Base also increases when the Income Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Income Base and all previous maximum Anniversary Values. The Income Credit Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the contract value is reduced by the Excess Withdrawal. The Income Credit Base is not used in the calculation of the contract value or any other benefits under the contract.

The Income Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any excess withdrawals, defined below, are taken. Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base.

Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Income Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. If the Income Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Income Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" below.

What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect the +6% option or the +7% option and whether you elect to cover one life or two lives.

-------------------------------------------------------------------------------
   MARKETLOCK FOR LIFE             NUMBER OF
       PLUS OPTION              COVERED PERSONS            ANNUALIZED FEE
-------------------------------------------------------------------------------
 +6% Option                         For One                   0.65% of
                                Covered Person               Income Base
                           ------------------------------------------
                                    For Two                   0.90% of
                                Covered Persons              Income Base
-------------------------------------------------------------------------------
 +7% Option                         For One                   0.75% of
                                Covered Person               Income Base
                           ------------------------------------------
                                    For Two                   1.00% of
                                Covered Persons              Income Base
-------------------------------------------------------------------------------

The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit. If you elect the +7% option and you take a withdrawal, your fee remains the same; however, your Income Base is not eligible to be increased to 200% of the Purchase Payments made in the first contract year.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

What are the effects of withdrawals on MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. IF YOU ELECT THE +7% OPTION AND YOU TAKE A WITHDRAWAL IN THE FIRST 10 CONTRACT YEARS FOLLOWING THE EFFECTIVE DATE, YOUR INCOME BASE IS NOT ELIGIBLE TO BE INCREASED TO 200% OF THE PURCHASE PAYMENTS MADE IN THE FIRST CONTRACT YEAR.

Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Income Base or Income Credit Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any year during the Income Credit Period, an Income Credit will not be added to your Income Base on that contract anniversary.

You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "How are the components for MarketLock For Life Plus calculated?" ).

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What happens if the contract value is reduced to zero?

If the contract value is reduced to zero but the Income Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefits remain under this feature, the Income Base Evaluation Period and the Income Credit Period end and the Income Credit Base equals zero.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

Can I extend the Income Base Evaluation Period beyond 10 years?

There is an option for extension of the Income Base Evaluation Period as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. IN ORDER TO EXTEND THE INCOME BASE EVALUATION PERIOD, WE WILL NOTIFY YOU 60 DAYS PRIOR TO THE END OF THE INCOME BASE EVALUATION PERIOD AND YOU MUST RESPOND TO US IN WRITING NO LATER THAN THE END OF THE CURRENT INCOME BASE EVALUATION PERIOD. If you elect to extend the Income Base Evaluation Period, the Income Base can continue to be adjusted upward as described above on each anniversary during the new Income Base Evaluation Period which is a period of 5 years.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the Income Base Evaluation Period.

If you do not contact us at the end of each Income Base Evaluation Period to extend the Income Base Evaluation Period, an extension will no longer be available and the Income Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.

Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended. However, the Income Base Evaluation Period as described above may be extended.

What happens to MarketLock For Life Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock For Life Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract with MarketLock For Life Plus and its corresponding fee.

The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken or the age of the surviving Covered Person, or if no withdrawals were taken prior to the spousal continuation, the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. If the +7% option was elected, the Continuing Spouse is eligible to receive an additional guarantee if no withdrawals have been taken during the first 10 contract years following the Effective Date. In addition, the Continuing Spouse will be eligible to extend the Income Base Evaluation Period upon the expiration of the period. See "Can I extend the Income Base Evaluation Period beyond 10 years?" above.

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Life Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life Plus. SEE DEATH BENEFITS BELOW.

What happens to MarketLock For Life Plus upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

Can MarketLock For Life Plus be cancelled?

MarketLock For Life Plus may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once MarketLock For Life Plus is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life Plus after cancellation.

Are there circumstances under which MarketLock For Life Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Full surrender or termination of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one; or, if two Covered Person(s) are elected, death of the surviving Covered Persons; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of MarketLock For Life Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original Annuitant(s) in order to prevent termination of MarketLock For Life Plus. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock For Life Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock For Life Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "Can MarketLock For Life Plus be cancelled?"

MARKETLOCK

What is MarketLock?

MarketLock is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the "Benefit").Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span, or any combination of these factors.

Please note that this feature and its components that permit lifetime withdrawals may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

The feature does not guarantee a withdrawal of an income stream based on any Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock depending on your contract's market performance, your withdrawal activity, and your longevity.

This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or tax-qualified plans. The feature guarantees only Purchase Payments received in the contract's first two years.

Withdrawals under the feature is treated like any other withdrawal for the purpose of calculating taxable income, deducting applicable withdrawal charges, and reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract. Please see ACCESS TO YOUR MONEY section in the prospectus.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

The investment requirements applicable to MarketLock Income Plus and MarketLock For Life Plus, discussed above, are not applicable to MarketLock.

How and when can I elect MarketLock?

You may only elect MarketLock at the time of contract issue and if you are age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the age of the older owner. MarketLock cannot be elected if you elect any other optional living benefit.

How does MarketLock work?

MarketLock automatically locks in the highest contract Anniversary Value during the first 10 years (or 20 years if you extend the Maximum Anniversary Value ("MAV") Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the older owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the Maximum Annual Withdrawal Amount in any Benefit Year. However, you may begin taking withdrawals under the Benefit immediately following the contract issue date. See the MARKETLOCK SUMMARY TABLE below.

The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date. The term "Extension" refers to your ability to extend the MAV Evaluation Period beyond the first 10 years of your contract. Please see "Can I extend the MAV Evaluation Period beyond 10 years?" below.

MARKETLOCK SUMMARY TABLE:

---------------------------------------------------------------------
                            MAXIMUM        INITIAL         MAXIMUM
                             ANNUAL        MINIMUM         ANNUAL
                           WITHDRAWAL     WITHDRAWAL     WITHDRAWAL
                          PERCENTAGE*    PERIOD PRIOR   PERCENTAGE IF
                          PRIOR TO ANY      TO ANY      EXTENSION IS
DATE OF FIRST WITHDRAWAL   EXTENSION      EXTENSION        ELECTED
---------------------------------------------------------------------
 Before 5(th) Benefit         5%           20 years          5%
    Year anniversary
---------------------------------------------------------------------
  On or after 5(th)           7%        14.28 years**        7%
      Benefit Year
      anniversary
---------------------------------------------------------------------
  On or after 10(th)          10%          10 years          7%
      Benefit Year
      anniversary
---------------------------------------------------------------------
  On or after 20(th)          10%          10 years         10%
      Benefit Year
      anniversary
---------------------------------------------------------------------
On or after the older         5%         Life of the         5%
    contract owner's                    older contract
   65(th) birthday***                       owner
---------------------------------------------------------------------

* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal.

** The fractional year indicates that the final withdrawal of the remaining MAV Benefit Base, which will be less than your Maximum Annual Withdrawal Amount, may be taken at any time during the final year of the Minimum Withdrawal Period.

*** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the

    5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only, is greater than the Maximum Annual Withdrawal Amount in a benefit year, that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal in a Benefit Year that is greater than both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an excess withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. See "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" below.

FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"

How are the components for MarketLock calculated?

In order to determine the Benefit's value, we calculate each of the components as described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any spousal continuation contributions; however, spousal continuation contributions are included in the calculation or Anniversary Values, as defined below. SEE SPOUSAL CONTINUATION BELOW. Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

SECOND, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

THIRD, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

FOURTH, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. Please see "What are the effects of withdrawals on MarketLock?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

FIFTH, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or whether you are taking lifetime withdrawals. Applicable percentages are shown in the MarketLock Summary Table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

FINALLY, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary Table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to withdrawals.

FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" BELOW.

Can I extend the MAV Evaluation Period beyond 10 years?

Yes. As long as the Benefit is still in effect and the older owner is age 85 or younger at the time you elect the extension, you may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least one additional evaluation period of 10 years. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST

CONTACT US NO LATER THAN THE END OF THE MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. Please see "How are the Components of MarketLock calculated?"

The fee for the feature may change at the time of extension and may be different than when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What is the fee for MarketLock?

The annualized fee for MarketLock is calculated as 0.65% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee.

If your MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume.

What are the effects of withdrawals on MarketLock?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" above, based on when you made your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of MarketLock are further explained below:

MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

          If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of (a) or (b), where:

          (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal, or;

          (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.

----------------------------------------------------------
THE AMOUNT WITHDRAWN
  IN A BENEFIT YEAR    EFFECT ON MINIMUM WITHDRAWAL PERIOD
----------------------------------------------------------
 Amounts up to the     New Minimum Withdrawal Period = the
 Maximum Annual        MAV Benefit Base (which includes a
 Withdrawal Amount     deduction for any previous
                       withdrawal), divided by the current
                       Maximum Annual Withdrawal Amount
----------------------------------------------------------
 Amounts in excess of  New Minimum Withdrawal Period = the
 the Maximum Annual    Minimum Withdrawal Period as of the
 Withdrawal Amount     prior contract anniversary minus
                       one year
----------------------------------------------------------

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What happens if my contract value is reduced to zero?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving lifetime withdrawals, the date of death of the older contract owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.

What happens to MarketLock upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner. Excluding the lifetime option, a younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older owner's life.

If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in the calculation of the Anniversary Value. See SPOUSAL CONTINUATION below. Additionally, the Continuing Spouse may extend the MAV Evaluation Period an additional period of 10 years provided that (1) the original owner did not previously extend the MAV Evaluation Period and (2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. Spousal continuation contributions are not considered to be Eligible Purchase Payments. However, spousal continuation contributions are included for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated. SEE DEATH BENEFITS BELOW.

What happens to MarketLock upon the Latest Annuity Date?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity income options; or

     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or

     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4. Any payment option mutually agreeable between you and us.

Upon election of any of the above options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing annuity income payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

Can MarketLock be cancelled?

MarketLock may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect MarketLock after cancellation.

Are there circumstances under which MarketLock will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1. An ownership change which results in a change of the older owner;* or

     2. Withdrawals prior to the 65th birthday of the older owner; or

     3. Death of the older owner; or

     4. A Spousal Continuation (upon the death of the older owner); or

     5. A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

CAPITAL PROTECTOR

What is Capital Protector?

Capital Protector is an optional guaranteed minimum accumulation benefit. Capital Protector offers protection in the event that your contract value declines due to unfavorable investment performance. On your 10th contract anniversary ("Benefit Date"), the feature provides a one-time adjustment ("Benefit") so that your contract value will be worth at least the amount of your guaranteed Purchase Payment(s), adjusted for withdrawals as specified below, as of the Benefit Date.

How and when can I elect Capital Protector?

You may only elect this feature at the time your contract is issued. You cannot elect the feature if you are age 81 or older on the contract issue date. Capital Protector is not available if you elect any other optional living benefit.

Capital Protector may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

Can Capital Protector be cancelled?

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the Benefit Date. The feature terminates automatically following the Benefit Date. In addition, the feature will no longer be available and no Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the Benefit Date.

How is the Benefit calculated for Capital Protector?

The Benefit is a one-time adjustment to your contract in the event that your contract value on the Benefit Date is less than the Purchase Payments made in the contract's first 90 days. The Benefit is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date. If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.

Your Benefit Base is equal to (a) minus (b) where:

     (a) is the Purchase Payments received on or after the contract issue date in the contract's first 90 days, and;

     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

What is the fee for Capital Protector?

The annualized fee is calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date. The fee will be deducted from your contract value each quarter throughout the first 10 full contract years, beginning at the end of the first contract quarter following the contract issue date and up to and including on the Benefit Date. Once the feature is terminated, as discussed above, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

----------------------------------------------------------------------------------
             CONTRACT YEAR                             ANNUALIZED FEE
----------------------------------------------------------------------------------
                  0-5                                      0.65%
----------------------------------------------------------------------------------
                  6-10                                     0.45%
----------------------------------------------------------------------------------
                  11+                                       none
----------------------------------------------------------------------------------

What happens to Capital Protector upon a spousal continuation?

If your spouse chooses to continue this contract upon your death, this feature cannot be terminated. The Benefit Date will not change as a result of a spousal continuation. SEE SPOUSAL CONTINUATION BELOW.
IMPORTANT INFORMATION ABOUT CAPITAL PROTECTOR

Capital Protector only guarantees Purchase Payments made in the first 90 days after issue. If you plan to add subsequent Purchase Payments after the first 90 days, you should know that Capital Protector would not protect those Purchase Payments.

Since Capital Protector may not guarantee a return of all Purchase Payments, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if near the end of the Benefit Date your Benefit Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Capital Protector throughout the first 10 full contract years. You should discuss making subsequent Purchase Payments with your financial representative as such activity may reduce or eliminate the value of the Benefit.

We will allocate the Benefit, if any, on the Benefit Date to the Cash Management Variable Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Other contract benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE CAPITAL PROTECTOR AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                 DEATH BENEFITS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. SEE ANNUITY INCOME OPTIONS BELOW.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK ABOVE.

You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or

     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.

A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program, if available, described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin no later than the first anniversary of death for Non-qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if he/she has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option or participate in the Extended Legacy program.

EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program, if available, can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take withdrawals in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the owner's death.

A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

Other Beneficiary Continuation Options

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of death for IRAs. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original owner reaches the age of 70 1/2).

Please consult a qualified advisor regarding tax implications of these options and your particular circumstances.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

STANDARD DEATH BENEFIT

If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or

     2. Net Purchase Payments.

If the contract is issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or

     2. The lesser of:

          a. Net Purchase Payments; or

          b. 125% of Contract Value.

OPTIONAL ENHANCED DEATH BENEFITS

For an additional fee, you may elect one of the optional death benefits below which can provide greater protection for your beneficiaries. If you elect an optional death benefit, you must choose one of the options listed below at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase on or before the Latest Annuity Date.

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION
The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments since that anniversary.

The Maximum Anniversary Value option can only be elected prior to your 83rd birthday.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica Life to the same owner/annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

OPTIONAL ESTATEPLUS BENEFIT

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract.

In order to elect EstatePlus, you must have also elected one of the optional enhanced death benefits described above.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

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   CONTRACT YEAR              ESTATEPLUS                    MAXIMUM
      OF DEATH                PERCENTAGE              ESTATEPLUS BENEFIT
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 Years 0 - 4           25% of Earnings             40% of Net Purchase
                                                   Payments
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 Years 5 - 9           40% of Earnings             65% of Net Purchase
                                                   Payments*
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 Years 10+             50% of Earnings             75% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

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      CONTRACT YEAR                ESTATEPLUS                    MAXIMUM
        OF DEATH                   PERCENTAGE              ESTATEPLUS BENEFIT
---------------------------------------------------------------------------------
 All Contract Years         25% of Earnings             40% of Net Purchase
                                                        Payments*
---------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION

APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THOSE BENEFITS.

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                                    EXPENSES
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There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. FOR STATE-SPECIFIC EXPENSES, PLEASE SEE APPENDIX D -- STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expenses is 1.15% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge against each Purchase Payment you contribute to the contract. After a Purchase Payment has been in the contract for seven complete years, a withdrawal charge no longer applies to that Purchase Payment. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedule is as follows:

WITHDRAWAL CHARGE

----------------------------------------------------------------------------------------------
     YEARS SINCE
   PURCHASE PAYMENT
       RECEIPT            1        2        3        4        5        6        7        8+
----------------------------------------------------------------------------------------------
 Withdrawal
 Charge                   7%       6%       6%       5%       4%       3%       2%       0%
----------------------------------------------------------------------------------------------

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. SEE ACCESS TO YOUR MONEY ABOVE.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of the 0.25% of average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust and SunAmerica Series Trust (including the Feeder Funds), Class 2 shares of Franklin Templeton Variable Insurance Products Trust, and Class II shares of Van Kampen Life Investment Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

For more detailed information on these Underlying Fund fees, refer to the Trust prospectuses.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.

OPTIONAL MARKETLOCK INCOME PLUS FEE

The annualized MarketLock Income Plus fee will be assessed as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. You will be notified of any change in fee prior to the First, Second and Subsequent Extensions. We guarantee that the current fee reflected below will not increase by more than 0.25% at the time of First Extension.

The fee is deducted from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter. The fee is as follows:

----------------------------------------------------
 ALL YEARS IN WHICH THE
  FEATURE IS IN EFFECT          ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.95% of Income Base
----------------------------------------------------
 For Two Covered Persons     1.20% of Income Base
----------------------------------------------------

OPTIONAL MARKETLOCK FOR LIFE PLUS FEE

The annualized MarketLock For Life Plus fee will be assessed as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives and whether you elect the +6% option or +7% option. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

The fee is deducted proportionately from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in the available Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter. The fee is as follows:

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     MARKETLOCK FOR                NUMBER OF
    LIFE PLUS OPTION            COVERED PERSONS            ANNUALIZED FEE
-------------------------------------------------------------------------------
 +6% Option                         For One                   0.65% of
                                Covered Person               Income Base
                           -------------------------------------------
                                    For Two                   0.90% of
                                Covered Persons              Income Base
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 +7% Option                         For One                   0.75% of
                                Covered Person               Income Base
                           -------------------------------------------
                                    For Two                   1.00% of
                                Covered Persons              Income Base
-------------------------------------------------------------------------------

OPTIONAL MARKETLOCK FEE

The annualized MarketLock fee will be assessed as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:

----------------------------------------------------
                                ANNUALIZED FEE
----------------------------------------------------
 All years in which the    0.65% of MAV Benefit Base
    feature is in effect
----------------------------------------------------

OPTIONAL CAPITAL PROTECTOR FEE

The annualized Capital Protector fee is calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since contract issue date. If you elect the feature, the fee is deducted at the end of the first contract quarter and quarterly thereafter from your contract value. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. However, upon surrender or annuitization, we reserve the right to deduct the quarterly fee incurred. The fee is as follows:

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             CONTRACT YEAR                             ANNUALIZED FEE
----------------------------------------------------------------------------------
                  0-5                                      0.65%
----------------------------------------------------------------------------------
                  6-10                                     0.45%
----------------------------------------------------------------------------------
                  11+                                       none
----------------------------------------------------------------------------------

OPTIONAL ENHANCED DEATH BENEFIT FEE

The fee for the optional death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states may require that we either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. SEE STATE APPENDIX BELOW FOR A LISTING OF THE STATES THAT CHARGE PREMIUM TAXES AND THE PERCENTAGE OF THE TAX.

INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES, AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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                             ANNUITY INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may begin the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want annuity income payments to begin and send your request to the Annuity Service Center. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date by sending a written request to the Annuity Service Center, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.

We do not pay a death benefit to your Beneficiary once you begin the Income Phase. SEE DEATH BENEFITS ABOVE.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no annuity income payments will be available. PLEASE SEE MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK ABOVE.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

ANNUITY INCOME OPTIONS

You must contact us to select an annuity income option by sending a written request to our Annuity Service Center. Once you begin receiving annuity income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive annuity income payments but do not select an income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new annuitant election, you may not select an annuity income option based on the life of the Annuitant.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information for a more detailed discussion of the annuity income options.

FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an Individual Retirement Account ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an IRA, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs, Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

AGGREGATION OF CONTRACTS

All Non-Qualified contracts that are issued by us (or our affiliates) to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions.

Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age 70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts.

If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little such guidance is available. You should consult a tax advisor before electing an optional living benefit.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and
(b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                               OTHER INFORMATION
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AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Circumstances affecting AIG can have an impact on the Company. For example, downgrades or other ratings actions taken by the major rating agencies with respect to AIG can result in corresponding downgrades and ratings actions being taken with respect to the Company's ratings.

THE DISTRIBUTOR

AIG SunAmerica Capital Services, Inc., ("AIG SACS") Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SACS, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA") formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by AIG SACS in connection with the distribution of the contracts.

THE SEPARATE ACCOUNT

The Company established the Separate Account, Variable Separate Account, under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these benefits through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT

Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

The Company has a support agreement in effect between the Company and its ultimate parent company, AIG. See the Statement of Additional Information for more information regarding this arrangement.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG SACS. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.25% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.00% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2007 in the Statement of Additional Information which is available upon request.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.

PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds. These fees are deducted directly from the assets of the Underlying Funds. Please see EXPENSES above.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from AIG SAAMCo, our wholly-owned subsidiary, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers and/or subadvisers access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the subadviser's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

Along with other companies, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.

FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders.

Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.

The consolidated financial statements and financial statement schedules incorporated in this prospectus by reference to AIG's Annual Report on Form 10-K for the fiscal year ended December 31, 2007 have been so incorporated in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-SUN2

The financial statements of the Company and the Separate Account can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

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                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.

Separate Account..............................     3
General Account...............................     3
Support Agreement Between the Company and
  AIG.........................................     4
Master-Feeder Structure.......................     4
Performance Data..............................     4
Annuity Income Payments.......................    25
Annuity Unit Values...........................    26
Taxes.........................................    29
Broker-Dealer Firms Receiving Revenue Sharing
  Payments....................................    39
Distribution of Contracts.....................    40
Financial Statements..........................    40

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                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION
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                                                                            FISCAL YEAR
                                                              INCEPTION TO     ENDED
                                                                12/31/06      12/31/07
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
 AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.233    (a)$11.326
                                                              (b)$10.230    (b)$11.312
        Ending AUV..........................................  (a)$11.326    (a)$11.116
                                                              (b)$11.312    (b)$11.044
        Ending Number of AUs................................  (a)30         (a)3,604
                                                              (b)30         (b)26

----------------------------------------------------------------------------------------
ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.173    (a)$10.714
                                                              (b)$10.173    (b)$10.696
        Ending AUV..........................................  (a)$10.714    (a)$12.108
                                                              (b)$10.696    (b)$12.010
        Ending Number of AUs................................  (a)25,774     (a)76,115
                                                              (b)30         (b)195

----------------------------------------------------------------------------------------
AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 9/05/06)
        Beginning AUV.......................................  (a)$10.005    (a)$10.511
                                                              (b)$10.006    (b)$10.497
        Ending AUV..........................................  (a)$10.511    (a)$11.037
                                                              (b)$10.497    (b)$10.973
        Ending Number of AUs................................  (a)1,707      (a)33,869
                                                              (b)30         (b)4,276

----------------------------------------------------------------------------------------
AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.027    (a)$10.858
                                                              (b)$10.029    (b)$10.844
        Ending AUV..........................................  (a)$10.858    (a)$12.283
                                                              (b)$10.844    (b)$12.197
        Ending Number of AUs................................  (a)20,299     (a)75,620
                                                              (b)30         (b)6,056

----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.040    (a)$10.614
                                                              (b)$10.042    (b)$10.601
        Ending AUV..........................................  (a)$10.614    (a)$11.745
                                                              (b)$10.601    (b)$11.671
        Ending Number of AUs................................  (a)13,312     (a)61,177
                                                              (b)1,335      (b)10,344

----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.007    (a)$10.736
                                                              (b)$10.008    (b)$10.719
        Ending AUV..........................................  (a)$10.736    (a)$11.104
                                                              (b)$10.719    (b)$11.040
        Ending Number of AUs................................  (a)12,849     (a)69,310
                                                              (b)30         (b)8,866

----------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.092    (a)$10.667
                                                              (b)$10.092    (b)$10.644
        Ending AUV..........................................  (a)$10.667    (a)$11.390
                                                              (b)$10.644    (b)$11.294
        Ending Number of AUs................................  (a)30         (a)1,998
                                                              (b)30         (b)30

----------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.066    (a)$10.648
                                                              (b)$10.065    (b)$10.628
        Ending AUV..........................................  (a)$10.648    (a)$11.051
                                                              (b)$10.628    (b)$10.954
        Ending Number of AUs................................  (a)30         (a)1,241
                                                              (b)30         (b)247

----------------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

                                                                            FISCAL YEAR
                                                              INCEPTION TO     ENDED
                                                                12/31/06      12/31/07
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.094    (a)$10.724
                                                              (b)$10.094    (b)$10.699
        Ending AUV..........................................  (a)$10.724    (a)$12.058
                                                              (b)$10.699    (b)$11.924
        Ending Number of AUs................................  (a)30         (a)11,223
                                                              (b)30         (b)8,358

----------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.151    (a)$10.917
                                                              (b)$10.151    (b)$10.886
        Ending AUV..........................................  (a)$10.917    (a)$13.749
                                                              (b)$10.886    (b)$13.606
        Ending Number of AUs................................  (a)10,486     (a)49,068
                                                              (b)30         (b)5,547

----------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.049    (a)$10.760
                                                              (b)$10.048    (b)$10.753
        Ending AUV..........................................  (a)$10.760    (a)$12.048
                                                              (b)$10.753    (b)$11.924
        Ending Number of AUs................................  (a)30         (a)21,976
                                                              (b)30         (b)30

----------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.007    (a)$10.118
                                                              (b)$10.007    (b)$10.098
        Ending AUV..........................................  (a)$10.118    (a)$10.427
                                                              (b)$10.098    (b)$10.351
        Ending Number of AUs................................  (a)1,949      (a)119,370
                                                              (b)30         (b)30

----------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.023    (a)$10.268
                                                              (b)$10.023    (b)$10.248
        Ending AUV..........................................  (a)$10.268    (a)$10.680
                                                              (b)$10.248    (b)$10.588
        Ending Number of AUs................................  (a)31,299     (a)145,826
                                                              (b)30         (b)208

----------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.082    (a)$10.898
                                                              (b)$10.082    (b)$10.874
        Ending AUV..........................................  (a)$10.898    (a)$11.354
                                                              (b)$10.874    (b)$11.274
        Ending Number of AUs................................  (a)26,635     (a)97,131
                                                              (b)1,395      (b)16,247

----------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.138    (a)$11.049
                                                              (b)$10.137    (b)$11.051
        Ending AUV..........................................  (a)$11.049    (a)$10.674
                                                              (b)$11.051    (b)$10.632
        Ending Number of AUs................................  (a)30         (a)2,102
                                                              (b)1,372      (b)4,303

----------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.260    (a)$11.873
                                                              (b)$10.260    (b)$11.846
        Ending AUV..........................................  (a)$11.873    (a)$16.555
                                                              (b)$11.846    (b)$16.394
        Ending Number of AUs................................  (a)6,032      (a)29,709
                                                              (b)30         (b)54

----------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.101    (a)$11.004
                                                              (b)$10.100    (b)$10.996
        Ending AUV..........................................  (a)$11.004    (a)$10.854
                                                              (b)$10.996    (b)$10.762
        Ending Number of AUs................................  (a)235        (a)3,501
                                                              (b)30         (b)4,472

----------------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

                                                                            FISCAL YEAR
                                                              INCEPTION TO     ENDED
                                                                12/31/06      12/31/07
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.168    (a)$11.271
                                                              (b)$10.168    (b)$11.253
        Ending AUV..........................................  (a)$11.271    (a)$12.707
                                                              (b)$11.253    (b)$12.626
        Ending Number of AUs................................  (a)1,994      (a)18,575
                                                              (b)1,258      (b)3,916

----------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.195    (a)$11.104
                                                              (b)$10.194    (b)$11.080
        Ending AUV..........................................  (a)$11.104    (a)$12.608
                                                              (b)$11.080    (b)$12.476
        Ending Number of AUs................................  (a)30         (a)33,012
                                                              (b)30         (b)30

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FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2 Shares
(Inception Date -- 02/04/08)
        Beginning AUV.......................................  (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A
        Ending AUV..........................................  (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A
        Ending Number of AUs................................  (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A

----------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND - FTVIPT Class 2 Shares
(Inception Date -- 02/04/08))
        Beginning AUV.......................................  (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A
        Ending AUV..........................................  (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A
        Ending Number of AUs................................  (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A

----------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.035    (a)$10.114
                                                              (b)$10.035    (b)$10.095
        Ending AUV..........................................  (a)$10.114    (a)$11.108
                                                              (b)$10.095    (b)$11.039
        Ending Number of AUs................................  (a)2,181      (a)20,097
                                                              (b)30         (b)1,258

----------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.161    (a)$11.175
                                                              (b)$10.160    (b)$11.151
        Ending AUV..........................................  (a)$11.175    (a)$12.328
                                                              (b)$11.151    (b)$12.178
        Ending Number of AUs................................  (a)65         (a)10,800
                                                              (b)30         (b)174

----------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.019    (a)$10.156
                                                              (b)$10.019    (b)$10.133
        Ending AUV..........................................  (a)$10.156    (a)$10.645
                                                              (b)$10.133    (b)$10.563
        Ending Number of AUs................................  (a)34,701     (a)172,213
                                                              (b)30         (b)426

----------------------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.089    (a)$10.889
                                                              (b)$10.089    (b)$10.854
        Ending AUV..........................................  (a)$10.889    (a)$11.833
                                                              (b)$10.854    (b)$11.727
        Ending Number of AUs................................  (a)6,581      (a)30,371
                                                              (b)30         (b)6,039

----------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.112    (a)$10.730
                                                              (b)$10.112    (b)$10.721
        Ending AUV..........................................  (a)$10.730    (a)$11.747
                                                              (b)$10.721    (b)$11.653
        Ending Number of AUs................................  (a)30         (a)3,061
                                                              (b)30         (b)223

----------------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

                                                                            FISCAL YEAR
                                                              INCEPTION TO     ENDED
                                                                12/31/06      12/31/07
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.274    (a)$10.894
                                                              (b)$10.274    (b)$10.881
        Ending AUV..........................................  (a)$10.894    (a)$13.059
                                                              (b)$10.881    (b)$12.977
        Ending Number of AUs................................  (a)5,389      (a)15,434
                                                              (b)30         (b)62

----------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.053    (a)$10.511
                                                              (b)$10.053    (b)$10.476
        Ending AUV..........................................  (a)$10.511    (a)$10.508
                                                              (b)$10.476    (b)$10.385
        Ending Number of AUs................................  (a)1,977      (a)5,793
                                                              (b)30         (b)28

----------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.201    (a)$11.000
                                                              (b)$10.199    (b)$10.978
        Ending AUV..........................................  (a)$11.000    (a)$12.513
                                                              (b)$10.978    (b)$12.377
        Ending Number of AUs................................  (a)8,396      (a)52,714
                                                              (b)30         (b)74

----------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.184    (a)$11.145
                                                              (b)$10.184    (b)$11.118
        Ending AUV..........................................  (a)$11.145    (a)$11.778
                                                              (b)$11.118    (b)$11.676
        Ending Number of AUs................................  (a)15,931     (a)105,560
                                                              (b)30         (b)4,661

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LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.090    (a)$10.623
                                                              (b)$10.090    (b)$10.580
        Ending AUV..........................................  (a)$10.623    (a)$10.863
                                                              (b)$10.580    (b)$10.713
        Ending Number of AUs................................  (a)4,823      (a)47,001
                                                              (b)30         (b)30

----------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 9/05/06)
        Beginning AUV.......................................  (a)$10.117    (a)$11.173
                                                              (b)$10.117    (b)$11.161
        Ending AUV..........................................  (a)$11.173    (a)$12.521
                                                              (b)$11.161    (b)$12.409
        Ending Number of AUs................................  (a)535        (a)24,488
                                                              (b)30         (b)30

----------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.123    (a)$10.813
                                                              (b)$10.123    (b)$10.799
        Ending AUV..........................................  (a)$10.813    (a)$11.774
                                                              (b)$10.799    (b)$11.678
        Ending Number of AUs................................  (a)30         (a)2,551
                                                              (b)30         (b)30

----------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.079    (a)$10.685
                                                              (b)$10.079    (b)$10.680
        Ending AUV..........................................  (a)$10.685    (a)$10.983
                                                              (b)$10.680    (b)$10.917
        Ending Number of AUs................................  (a)5,383      (a)28,063
                                                              (b)30         (b)1,175

----------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.165    (a)$10.974
                                                              (b)$10.163    (b)$10.964
        Ending AUV..........................................  (a)$10.974    (a)$12.648
                                                              (b)$10.964    (b)$12.581
        Ending Number of AUs................................  (a)30         (a)9,289
                                                              (b)1,291      (b)5,939

----------------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

                                                                            FISCAL YEAR
                                                              INCEPTION TO     ENDED
                                                                12/31/06      12/31/07
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.108    (a)$10.487
                                                              (b)$10.108    (b)$10.453
        Ending AUV..........................................  (a)$10.487    (a)$14.496
                                                              (b)$10.453    (b)$14.346
        Ending Number of AUs................................  (a)2,575      (a)27,897
                                                              (b)30         (b)1,005

----------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.126    (a)$11.169
                                                              (b)$10.126    (b)$11.140
        Ending AUV..........................................  (a)$11.169    (a)$9.434
                                                              (b)$11.140    (b)$9.348
        Ending Number of AUs................................  (a)9,678      (a)62,889
                                                              (b)30         (b)1,306

----------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.228    (a)$11.016
                                                              (b)$10.228    (b)$11.007
        Ending AUV..........................................  (a)$11.016    (a)$10.145
                                                              (b)$11.007    (b)$10.085
        Ending Number of AUs................................  (a)6,508      (a)47,521
                                                              (b)1,287      (b)4,299

----------------------------------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.226    (a)$11.030
                                                              (b)$10.225    (b)$11.018
        Ending AUV..........................................  (a)$11.030    (a)$11.072
                                                              (b)$11.018    (b)$11.006
        Ending Number of AUs................................  (a)9,027      (a)78,247
                                                              (b)1,285      (b)13,606

----------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.203    (a)$10.732
                                                              (b)$10.203    (b)$10.720
        Ending AUV..........................................  (a)$10.732    (a)$12.904
                                                              (b)$10.720    (b)$12.807
        Ending Number of AUs................................  (a)466        (a)3,899
                                                              (b)30         (b)26

----------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 9/05/06)
        Beginning AUV.......................................  (a)$10.053    (a)$11.237
                                                              (b)$10.053    (b)$11.225
        Ending AUV..........................................  (a)$11.237    (a)$13.394
                                                              (b)$11.225    (b)$13.294
        Ending Number of AUs................................  (a)30         (a)2,472
                                                              (b)30         (b)403

----------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(formerly Worldwide High Income)
(Inception Date -- 9/05/06)
        Beginning AUV.......................................  (a)$10.067    (a)$10.504
                                                              (b)$10.067    (b)$10.474
        Ending AUV..........................................  (a)$10.504    (a)$10.928
                                                              (b)$10.474    (b)$10.806
        Ending Number of AUs................................  (a)82         (a)3,314
                                                              (b)30         (b)28

----------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH, CLASS II SHARES - VKT
(formerly Van Kampen LIT Strategic Growth)
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.103    (a)$10.784
                                                              (b)$10.102    (b)$10.758
        Ending AUV..........................................  (a)$10.784    (a)$12.400
                                                              (b)$10.758    (b)$12.290
        Ending Number of AUs................................  (a)185        (a)270
                                                              (b)30         (b)30

----------------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

                                                                            FISCAL YEAR
                                                              INCEPTION TO     ENDED
                                                                12/31/06      12/31/07
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SHARES - VKT
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.100    (a)$10.864
                                                              (b)$10.100    (b)$10.847
        Ending AUV..........................................  (a)$10.864    (a)$10.489
                                                              (b)$10.847    (b)$10.422
        Ending Number of AUs................................  (a)3,997      (a)33,007
                                                              (b)30         (b)1,643

----------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SHARES - VKT
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.057    (a)$10.891
                                                              (b)$10.057    (b)$10.869
        Ending AUV..........................................  (a)$10.891    (a)$11.039
                                                              (b)$10.869    (b)$10.945
        Ending Number of AUs................................  (a)16,657     (a)92,325
                                                              (b)30         (b)26

----------------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit and EstatePlus.
         (b) With election of the enhanced death benefit and EstatePlus.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following details the death benefit and EstatePlus benefit payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

The term "Continuation Net Purchase Payment" is used frequently in describing the death benefit payable upon a spousal continuation. We define Continuation Net Purchase Payment as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, the Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution, if any.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1.  Standard Death Benefit

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greater of:

          a. Contract value; or

          b. Continuation Net Purchase Payments.

          If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

          a. Contract value; or

          b. The lesser of:

             (1) Continuation Net Purchase Payments; or

             (2) 125% of the contract value.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

     2.  Purchase Payment Accumulation Option

          If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received after the Continuing Spouse's 75th birthday; or

          c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary.

          If the Continuing Spouse is age 75-82 on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the fee for the Purchase Payment Accumulation option will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the fee for the Purchase Payment Accumulation option will no longer be deducted as of the Continuation Date.

     3.  Maximum Anniversary Value Option

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the optional enhanced death benefit fee will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional enhanced death benefit fee will no longer be deducted as of the Continuation Date.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

B.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
----------------------------------------------------------------
 Years 0-4         25% of Earnings     40% of Continuation Net
                                       Purchase Payments
----------------------------------------------------------------
 Years 5-9         40% of Earnings     65% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------
 Years 10+         50% of Earnings     75% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
----------------------------------------------------------------
 All Contract      25% of Earnings     40% of Continuation Net
 Years                                 Purchase Payments*
----------------------------------------------------------------

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Percentage calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the tables above.

What is the EstatePlus benefit?

We determine the EstatePlus Benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus Benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

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                 APPENDIX C - OPTIONAL LIVING BENEFITS EXAMPLES
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The following examples demonstrate the operation of the MarketLock Income Plus, MarketLock For Life Plus and MarketLock features:

MARKETLOCK INCOME PLUS EXAMPLES

The following examples demonstrate the operation of the MarketLock Income Plus feature:

EXAMPLE 1:

Assume you elect MarketLock Income Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the first contract anniversary. Assume that on your first contract anniversary, your contract value is $103,000.

Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the first contract anniversary is the Net Income Credit Percentage (7%) multiplied by the Income Credit Base ($100,000) which equals $7,000. On your first contract anniversary, your Income Base is equal to the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($7,000 + $100,000). Assuming your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the first anniversary is 5% of the Income Base (5% X $107,000 = $5,350). Therefore, as of your first contract anniversary, you may take withdrawals of up to $5,350 each year as long as the Covered Person(s) is(are) alive and you do not take any excess withdrawals.

EXAMPLE 2 - IMPACT OF SUBSEQUENT ELIGIBLE PURCHASE PAYMENTS WITH NO WITHDRAWALS
            AND NO MAXIMUM ANNIVERSARY VALUES:

Assume you elect MarketLock Income Plus, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, you take no withdrawals before the sixth contract anniversary and you have elected to extend both the Income Base Evaluation Period and the Income Credit Period. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:

------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
                       CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $107,000    $100,000     $7,000     $5,350
------------------------------------------------------------------------------
         2nd           $223,000   $221,000    $200,000    $14,000    $11,050
------------------------------------------------------------------------------
         3rd           $223,000   $235,000    $200,000    $14,000    $11,750
------------------------------------------------------------------------------
         4th           $223,000   $249,000    $200,000    $14,000    $12,450
------------------------------------------------------------------------------
         5th           $253,000   $295,100    $230,000    $16,100    $14,755
------------------------------------------------------------------------------
         6th           $303,000   $311,200    $230,000    $16,100    $15,560
------------------------------------------------------------------------------

Since the Income Base equals the Income Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Income Base at the time of deposit equals $207,000 ($107,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the first contract year. On your second contract anniversary, your Income Credit is $14,000 (7% X $200,000) and your Income Base equals $221,000
($207,000 + $14,000). Your Income Base is not increased to the $223,000 contract value because the highest Anniversary Value is reduced for $20,000 of Ineligible Purchase Payments. Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $11,050 if you were to start taking withdrawals after the second contract anniversary (5% of the $221,000 Income Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment in year 5, your new Income Base at the time of deposit equals $279,000 ($249,000 + $30,000). On your fifth contract anniversary, your Income Credit Base is $230,000 and your Income Credit equals $16,100 ($230,000 X 7%). Your Income Base equals $295,100 ($279,000 + $16,100).
Any Purchase Payments made on or after your fifth contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. Your Income Base is $311,200 ($295,100 + $16,100). If you were to start taking withdrawals after the sixth contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $15,560 (5% of the $311,200 Income Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $15,560 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 3 - IMPACT OF MAXIMUM ANNIVERSARY VALUES:

Assume you elect MarketLock Income Plus and you invest a single Purchase Payment of $100,000, you make no additional Purchase Payments and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:

------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
                       CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $107,000    $100,000     $7,000     $5,350
------------------------------------------------------------------------------
         2nd           $115,000   $115,000    $115,000     N/A *      $5,750
------------------------------------------------------------------------------
         3rd           $107,000   $123,050    $115,000     $8,050     $6,153
------------------------------------------------------------------------------
         4th           $110,000   $131,100    $115,000     $8,050     $6,555
------------------------------------------------------------------------------
         5th           $140,000   $140,000    $140,000     N/A *      $7,000
------------------------------------------------------------------------------
         6th           $145,000   $149,800    $140,000     $9,800     $7,490
------------------------------------------------------------------------------

* The Income Base calculated based on the maximum Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current Anniversary Value, and the Income Base is not increased by the Income Credit.

On your sixth contract anniversary, your contract value is $145,000, and your Income Base is stepped-up to $149,800 and Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,490 (5% of the $149,800 Income Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $7,490 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock Income Plus, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments, no withdrawals before the sixth contract anniversary and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Contract values, Income Bases, Income Credit Bases, and Income Credits are as described in EXAMPLE 3 above. Also assume that during your seventh contract year, after your sixth contract anniversary, your contract value is $107,990 and you make a withdrawal of $11,510. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,490), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,510 - $7,490), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,490. Your contract value after this portion of the withdrawal is $100,500 ($107,990 - $7,490), but your Income Base and Income Credit Base are unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020/$100,500 = 4%). The Income Base is adjusted to $143,808 ($149,800 X 96%). The Income Credit Base is adjusted to $134,400 ($140,000 X 96%). Your new Income Credit is 7% of your new Income Credit Base (7% X $134,400), which equals $9,408. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage ($143,808 X 5%), which equals $7,190.40. Therefore, if you do not take additional Excess Withdrawals, you may take up to $7,190.40 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 5 - IMPACT OF MINIMUM INCOME BASE:

Assume you elect MarketLock Income Plus, you invest a single Purchase Payment of $100,000, you make no additional Purchase Payments, no withdrawals before the tenth contract anniversary and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:

------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
                       CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $107,000    $100,000     $7,000     $5,350
------------------------------------------------------------------------------
         2nd           $103,000   $114,000    $100,000     $7,000     $5,700
------------------------------------------------------------------------------
         3rd           $103,000   $121,000    $100,000     $7,000     $6,050
------------------------------------------------------------------------------
         4th           $103,000   $128,000    $100,000     $7,000     $6,400
------------------------------------------------------------------------------
         5th           $103,000   $135,000    $100,000     $7,000     $6,750
------------------------------------------------------------------------------
         6th           $103,000   $142,000    $100,000     $7,000     $7,100
------------------------------------------------------------------------------
         7th           $103,000   $149,000    $100,000     $7,000     $7,450
------------------------------------------------------------------------------
         8th           $103,000   $156,000    $100,000     $7,000     $7,800
------------------------------------------------------------------------------
         9th           $103,000   $163,000    $100,000     $7,000     $8,150
------------------------------------------------------------------------------
        10th           $103,000   $200,000    $200,000     N/A *     $10,000
------------------------------------------------------------------------------

* The Income Base calculated based on 200% of the Purchase Payments made in the first contract year is greater than the maximum Anniversary Value and the Income Credit plus the Income Base; therefore, the Income

  Base and the Income Credit Base are increased to $200,000 on the 10th anniversary.

On your tenth contract anniversary, your Income Base is equal to the greatest of your contract value($103,000), your Income Credit plus your current Income Base ($170,000 = $163,000 + $7,000), and 200% of the Purchase Payments made in the first contract year ($200,000 = 200% X $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $10,000 (5% of the $200,000 Income
Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the tenth contract anniversary, you may take up to $10,000 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 6 - IMPACT OF WITHDRAWALS WITHOUT MAXIMUM ANNIVERSARY VALUES:

Assume you elect MarketLock Income Plus, you invest a single Purchase Payment of $100,000, you make no additional Purchase Payments, no withdrawals before the eighth contract anniversary and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:

------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
                       CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $107,000    $100,000     $7,000     $5,350
------------------------------------------------------------------------------
         2nd           $103,000   $114,000    $100,000     $7,000     $5,700
------------------------------------------------------------------------------
         3rd           $103,000   $121,000    $100,000     $7,000     $6,050
------------------------------------------------------------------------------
         4th           $103,000   $128,000    $100,000     $7,000     $6,400
------------------------------------------------------------------------------
         5th           $103,000   $135,000    $100,000     $7,000     $6,750
------------------------------------------------------------------------------
         6th           $103,000   $142,000    $100,000     $7,000     $7,100
------------------------------------------------------------------------------
         7th           $103,000   $149,000    $100,000     $7,000     $7,450
------------------------------------------------------------------------------
         8th           $103,000   $156,000    $100,000     $7,000     $7,800
------------------------------------------------------------------------------
         9th           $98,320    $160,000    $100,000     $4,000     $8,000
------------------------------------------------------------------------------
        10th           $90,320    $162,000    $100,000     $2,000     $8,100
------------------------------------------------------------------------------

On your eighth contract anniversary, your contract value is $103,000, and your Income Base is stepped-up to $156,000 and your Income Credit Base remains unchanged. Assuming your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,800 (5% of the $156,000 Income Base). Assume that during your ninth contract year, after your eighth contract anniversary, you make a withdrawal of $4,680 (3% of the $156,000 Income Base) which is less than your Maximum Annual Withdrawal Amount. Then, your contract value on your ninth contract anniversary will equal $98,320 ($103,000 - $4,680). Your new Income Credit is 4% (7%-3%) of
your Income Credit Base (4% * $100,000), which is $4,000. Your Income Base is equal to the greatest of your contract value ($98,320) or your Income Credit plus your current Income Base ($160,000 = $4,000 + $156,000). Assume that during your tenth contract year, after your ninth contract anniversary, you make another withdrawal of $8,000 (5% of the $160,000 Income Base) which is equal to your Maximum Annual Withdrawal Amount. Then, your contract value on your tenth contract anniversary will equal $90,320 ($98,320 -- $8,000). Your new Income Credit is 2% (7%-5%) of your Income Credit Base (2% X $100,000), which is $2,000. Your Income Base is equal to the greatest of your contract value ($90,320) or your Income Credit plus your current Income Base
($162,000 = $2,000 + $160,000). The Income Base will not increase to the Minimum Income Base since withdrawals were taken before the tenth Benefit Year anniversary.

On your tenth contract anniversary, if your Maximum Annual Withdrawal Percentage is 5%, your new Maximum Annual Withdrawal Amount will be $8,100 (5% of the $162,000 Income Base). Therefore, if you do not take any Excess Withdrawals, you may take up to $8,100 each year as long as the Covered Person(s) is(are) alive.

MARKETLOCK FOR LIFE PLUS EXAMPLES

The following examples demonstrate the operation of the MarketLock For Life Plus +6% option unless otherwise specified:

EXAMPLE 1:

Assume you elect MarketLock For Life Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the first contract anniversary. Assume that on your first contract anniversary, your contract value is $103,000.

Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the first contract anniversary is calculated as the Income Credit Percentage multiplied by the Income Credit Base (6% X $100,000) which equals $6,000. On your first contract anniversary, your Income Base is adjusted to $106,000 which equals the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($6,000 + $100,000).

Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the first contract anniversary is 5% of the Income Base

(5% X $106,000 = $5,300). Therefore, as of your first contract anniversary, you may take withdrawals of up to $5,300 each year as long as the Covered Person(s) is(are) alive and you do not take any Excess Withdrawals.

EXAMPLE 2:

Assume you elect MarketLock For Life Plus, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the sixth contract anniversary. Assume further that on your first contract anniversary, your contract value is $103,000. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Your contract values, Income Bases, Income Credit Bases, and Income Credit are given as follows:

------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
      CONTRACT         CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $106,000    $100,000     $6,000     $5,300
------------------------------------------------------------------------------
         2nd           $223,000   $218,000    $200,000    $12,000    $10,900
------------------------------------------------------------------------------
         3rd           $223,000   $230,000    $200,000    $12,000    $11,500
------------------------------------------------------------------------------
         4th           $223,000   $242,000    $200,000    $12,000    $12,100
------------------------------------------------------------------------------
         5th           $253,000   $285,800    $230,000    $13,800    $14,290
------------------------------------------------------------------------------
         6th           $303,000   $299,600    $230,000    $13,800    $14,980
------------------------------------------------------------------------------

Since the Income Base equals the Income Base at the beginning of that Income Year plus the subsequent Eligible Purchase Payments made in year 2, your new Income Base at the time of deposit equals $206,000 ($106,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the first contract year (100% of $100,000). On your second contract anniversary, your Bonus is $12,000 (6% X $200,000) and your Income Base equals $218,000 ($206,000
+ $12,000). Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $10,900 if you were to start taking withdrawals after the second contract anniversary (5% of the $218,000 Income Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment of $30,000 in year 5, your new Income Base equals $272,000 ($242,000 + $30,000). On your fifth contract anniversary, your Bonus Base is $230,000 and your Income Credit equals $13,800 ($230,000 X 6%). Your Income Base equals $285,800 ($272,000 + $13,800). Any Purchase Payments made on or after your fifth contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. A maximum Anniversary Value is not attained on the sixth contract anniversary since the contract value of $303,000 is reduced by Ineligible Purchase Payments of $70,000 ($20,000 + $50,000). Therefore, your Income Base is $299,600
($285,800 + $13,800). If you were to start taking withdrawals after the sixth contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $14,980 (5% of the $299,600 Benefit Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $14,980 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 3:

Assume you elect MarketLock For Life Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Income Bases, Income Credit Bases, and Income Credit are given as follows:

------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
      CONTRACT         CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $106,000    $100,000     $6,000     $5,300
------------------------------------------------------------------------------
         2nd           $115,000   $115,000    $115,000      N/A*      $5,750
------------------------------------------------------------------------------
         3rd           $107,000   $121,900    $115,000     $6,900     $6,095
------------------------------------------------------------------------------
         4th           $110,000   $128,800    $115,000     $6,900     $6,440
------------------------------------------------------------------------------
         5th           $140,000   $140,000    $140,000      N/A*      $7,000
------------------------------------------------------------------------------
         6th           $145,000   $148,400    $140,000     $8,400     $7,420
------------------------------------------------------------------------------

* The Income Base calculated based on the maximum Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current anniversary value, and the Income Base is not increased by the Income Credit.

On your sixth contract anniversary, your contract value is $145,000, and your Income Base is stepped-up to $148,400 and Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,420 (5% of the $148,400 Income Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $7,420 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock For Life Plus, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the sixth contract anniversary. Contract values, Income Bases, Income Credit Bases, and Income Credits are as described in EXAMPLE 3 above. Also assume that during your seventh contract year, after your sixth contract anniversary, your contract value is $107,920 and you make a withdrawal of $11,440. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,420), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,440 - $7,420), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,420. Your contract value after this portion of the withdrawal is $100,500 ($107,920 - $7,420), but your Income Base and Income Credit Base are unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020/$100,500 = 4%). The Income Base is adjusted to $142,464($148,400 minus 4% of $148,400 equals $5,936). The Income Credit Base is adjusted to $134,400 ($140,000 minus 4% of $140,000 equals $5,600). Your new
Income Credit is 6% of your new Income Credit Base (6% X $134,400), which equals $8,064. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage ($142,464 X 5%), which equals $7,123.20. Therefore, if you do not take additional Excess Withdrawals, you may take up to $7,123.20 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 5 - IF YOU ELECT MARKETLOCK FOR LIFE PLUS +7% OPTION:

Assume you elect MarketLock For Life Plus +7% option, and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the tenth contract anniversary. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, and Income Credits are given as follows:

----------------------------------------------------------------------------
                                                                   MAXIMUM
                                              INCOME                ANNUAL
                       CONTRACT    INCOME     CREDIT     INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE       BASE       BASE      CREDIT     AMOUNT
----------------------------------------------------------------------------
         1st           $103,000   $107,000   $100,000    $7,000     $5,350
----------------------------------------------------------------------------
         2nd           $103,000   $114,000   $100,000    $7,000     $5,700
----------------------------------------------------------------------------
         3rd           $103,000   $121,000   $100,000    $7,000     $6,050
----------------------------------------------------------------------------
         4th           $103,000   $128,000   $100,000    $7,000     $6,400
----------------------------------------------------------------------------
         5th           $103,000   $135,000   $100,000    $7,000     $6,750
----------------------------------------------------------------------------
         6th           $103,000   $142,000   $100,000    $7,000     $7,100
----------------------------------------------------------------------------
         7th           $103,000   $149,000   $100,000    $7,000     $7,450
----------------------------------------------------------------------------
         8th           $103,000   $156,000   $100,000    $7,000     $7,800
----------------------------------------------------------------------------
         9th           $103,000   $163,000   $100,000    $7,000     $8,150
----------------------------------------------------------------------------
        10th           $103,000   $200,000   $100,000     N/A*     $10,000
----------------------------------------------------------------------------

* The Income Base calculated based on 200% of the Purchase Payments made in the first contract year is greater than both maximum Anniversary Value and the Income Credit plus the Income Base; therefore, the Income Base is increased to $200,000 on the tenth contract anniversary.

On your tenth contract anniversary, your Income Base is equal to the greatest of your contract value ($103,000), your Income Credit plus your current Income Base ($170,000 = $163,000 + $7,000), and 200% of the Purchase Payments made in the first contract year ($200,000 = 200% of $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $10,000 (5% of the $200,000 Income
Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the tenth contract anniversary, you may take up to $10,000 each year as long as the Covered Person(s) is(are) alive.

MARKETLOCK EXAMPLES

The following examples demonstrate the operation of the MarketLock feature:

EXAMPLE 1:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the first contract anniversary. Assume that on your first contract anniversary, your contract value is $105,000.

Your initial MAV Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first contract anniversary, your MAV Benefit Base is equal to the greater of your current MAV Benefit Base ($100,000), or your contract value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first contract anniversary is 5% of the MAV Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000/$5,250). Therefore, as of your first contract anniversary, you may take up to $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's MAV Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.

EXAMPLE 2:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the fifth contract anniversary. Assume that your contract anniversary values and MAV Benefit Base values are as follows:

------------------------------------------------------------------------------
                                                                     LIFETIME
                                               MAXIMUM               MAXIMUM
                                                ANNUAL    MINIMUM     ANNUAL
      CONTRACT         CONTRACT               WITHDRAWAL WITHDRAWAL WITHDRAWAL
     ANNIVERSARY        VALUE    BENEFIT BASE   AMOUNT     PERIOD     AMOUNT
------------------------------------------------------------------------------
         1st           $105,000   $105,000      $5,250       20       $5,250
------------------------------------------------------------------------------
         2nd           $115,000   $115,000      $5,750       20       $5,750
------------------------------------------------------------------------------
         3rd           $107,000   $115,000      $5,750       20       $5,750
------------------------------------------------------------------------------
         4th           $110,000   $115,000      $5,750       20       $5,750
------------------------------------------------------------------------------
         5th           $120,000   $120,000      $8,400     14.28      $6,000
------------------------------------------------------------------------------

On your fifth contract anniversary, your contract value is $120,000, and your MAV Benefit Base is stepped-up to $120,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your fifth contract anniversary is 7% of the MAV Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000/ $8,400). Therefore, as of your fifth contract anniversary, you may take up to $120,000 in withdrawals of up to $8,400 annually over a minimum of 14 years, plus $2,400 in the last Benefit Year. If you are age 65 or older, you may take annual withdrawals up to $6,000 (5% X $120,000) for life.

EXAMPLE 3 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL
            WITHDRAWAL AMOUNT:

Assume you elect MarketLock, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the fifth contract anniversary, and contract values and MAV Benefit Base values as described in EXAMPLE 2 above. During your sixth contract year, after your fifth contract anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your MAV Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500). Your new MAV Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new MAV Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($115,500/$8,400). Therefore, following this first withdrawal of $4,500, you may take withdrawals of up to $8,400 annually over the next 13 years, plus $6,300 in the last Benefit Year.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the fifth contract anniversary. Assume that your contract anniversary values and MAV Benefit Base values are as follows:

------------------------------------------------------------------------------
                                                                     LIFETIME
                                               MAXIMUM               MAXIMUM
                                                ANNUAL    MINIMUM     ANNUAL
      CONTRACT         CONTRACT      MAV      WITHDRAWAL WITHDRAWAL WITHDRAWAL
     ANNIVERSARY        VALUE    BENEFIT BASE   AMOUNT     PERIOD     AMOUNT
------------------------------------------------------------------------------
         1st           $105,000   $105,000      $5,250       20       $5,250
------------------------------------------------------------------------------
         2nd           $115,000   $115,000      $5,750       20       $5,750
------------------------------------------------------------------------------
         3rd           $120,000   $120,000      $6,000       20       $6,000
------------------------------------------------------------------------------
         4th           $110,000   $120,000      $6,000       20       $6,000
------------------------------------------------------------------------------
         5th           $80,000    $120,000      $8,400     14.28      $6,000
------------------------------------------------------------------------------

Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your fifth contract anniversary is 7% of the MAV Benefit Base
(7% X $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000/$8,400). Therefore, you may take annual withdrawals of up to $8,400 over the next 14 years, plus $2,400 in the last Benefit Year.

Now assume that during your sixth contract year, after your fifth contract anniversary, your contract value is $80,000 and you make a withdrawal of $11,688. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 -- $8,400), or $3,288. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the contract value and the MAV Benefit Base. Your contract value after this portion of the withdrawal is $71,600 ($80,000 - $8,400). Your MAV Benefit Base after this portion of your withdrawal is $111,600
($120,000 - $8,400). Next, we recalculate your MAV Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the MAV Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the MAV Benefit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($68,312/$71,600 = 95.4%), or ($111,600 X 95.4%) which equals $106,475. Your MAV Benefit Base is the lesser of these two calculations, or $106,475. The Minimum Withdrawal Period following the Excess Withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the Excess Withdrawal is your MAV Benefit Base divided by your Minimum Withdrawal Period ($106,475/13.28), which equals $8,017.71. Therefore, you may take annual withdrawals of up to $8,017.71 over the next 13 years, plus $2,244.77 in the last Benefit Year. Since the withdrawal is greater than your lifetime Maximum Annual Withdrawal Amount ($6,000), lifetime withdrawals are no longer available.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         APPENDIX D - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF
                         CERTAIN FEATURES AND BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                          STATES
--------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10 transfer   Pennsylvania
                                   fee.                                                          Texas
--------------------------------------------------------------------------------------------------------------------
 Administration Charge             Contract Maintenance Fee is $30.                              North Dakota
--------------------------------------------------------------------------------------------------------------------
 Administration Charge             Charge will be deducted pro-rata from variable portfolios     Texas
                                   only. If Purchase Payments are allocated among Fixed          Washington
                                   Accounts only, no charge will be deducted.
--------------------------------------------------------------------------------------------------------------------
 Capital Protector and MarketLock  Charge will be deducted pro-rata from variable portfolios     Washington
                                   only. If Purchase Payments are allocated among Fixed
                                   Accounts only, no charge will be deducted.
--------------------------------------------------------------------------------------------------------------------
 MarketLock Income Plus,           Charge will be deducted pro-rata from variable portfolios     Oregon
 MarketLock For Life Plus          only. If Purchase Payments are allocated among Fixed          Texas
                                   Accounts only, no charge will be deducted.                    Washington
--------------------------------------------------------------------------------------------------------------------
 Capital Protector                 The fee for Capital Protector is as follows:                  Oregon
                                   Years 0-7  0.65%                                              Washington
                                   Years 8-10 0.30%
                                   Years 11+ 0.00%
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in Arizona and are age 65 or older on your      Arizona
                                   Contract Date, the Free Look period is 30 days
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on your   California
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Systematic Withdrawal             Minimum withdrawal amount is $250 per withdrawal.             Oregon
--------------------------------------------------------------------------------------------------------------------
 Death Benefits                    The standard death benefit is only available to contract      Washington
                                   owners or continuing spouses who are age 82 and younger. The
                                   Purchase Payment Accumulation Option and EstatePlus death
                                   benefit are not available.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We do not deduct premium tax charges when you surrender your  New Mexico
                                   contract or begin the Income Phase.                           Oregon
                                                                                                 Washington
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0.50% for qualified          California
                                   contracts and 2.35% for non-qualified contracts when you
                                   surrender your contract or begin the Income Phase.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified contracts   Maine
                                   and 2.0% for non-qualified contracts when you make a
                                   Purchase Payment.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified contracts   Nevada
                                   and 3.5% for non-qualified contracts when you surrender your contract or begin the Income Phase.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       For the first $500,000 in the contract, we deduct premium     South Dakota
                                   tax charges of 0% for qualified contracts and 1.25% for
                                   non-qualified contracts when you make a Purchase Payment.
                                   For any amount in excess of $500,000 in the contract, we
                                   deduct front-end premium tax charges of 0% for qualified
                                   contracts and 0.80% for non-qualified contracts when you
                                   make a Purchase Payment.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 1.0% for qualified           West Virginia
                                   contracts and 1.0% for non-qualified contracts when you
                                   surrender your contract or begin the Income Phase.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified contracts   Wyoming
                                   and 1.0% for non-qualified contracts when you make a
                                   Purchase Payment.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Preferred Solution Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------

                       (POLARIS PREFERRED SOLUTION LOGO)

                                   PROSPECTUS
                                  MAY 1, 2008

                  FLEXIBLE PAYMENT DEFERRED ANNUITY CONTRACTS
                                   issued by
                     AIG SUNAMERICA LIFE ASSURANCE COMPANY
                               in connection with
                           VARIABLE SEPARATE ACCOUNT
This variable annuity has several investment choices - Variable Portfolios (which are subaccounts of the separate account) and available Fixed Account options. Each Variable Portfolio invests exclusively in shares of one of the Underlying Funds listed below. The Underlying Funds are part of the Anchor Series Trust ("AST"), Franklin Templeton Variable Insurance Products Trust ("FTVIPT"), Lord Abbett Series Fund, Inc. ("LASF"), SunAmerica Series Trust ("SAST"), and Van Kampen Life Investment Trust ("VKT").

UNDERLYING FUNDS:                                          MANAGED BY:
    Aggressive Growth                                      AIG SunAmerica Asset Management Corp.
    Alliance Growth                                        AllianceBernstein, L.P.
    American Funds Asset Allocation SAST                   Capital Research and Management Company(1)
    American Funds Global Growth SAST                      Capital Research and Management Company(1)
    American Funds Growth-Income SAST                      Capital Research and Management Company(1)
    American Funds Growth SAST                             Capital Research and Management Company(1)
    Asset Allocation                                       Edge Asset Management, Inc.
    Balanced                                               J.P. Morgan Investment Management Inc.
    Blue Chip Growth                                       AIG SunAmerica Asset Management Corp.
    Capital Appreciation                                   Wellington Management Company, LLP
    Capital Growth                                         OppenheimerFunds, Inc.
    Cash Management                                        Columbia Management Advisors, LLC
    Corporate Bond                                         Federated Equity Management Company
    Davis Venture Value                                    Davis Selected Advisers LLC
    "Dogs" of Wall Street(2)                               AIG SunAmerica Asset Management Corp.
    Emerging Markets                                       Putnam Investment Management, Inc.
    Equity Opportunities                                   OppenheimerFunds, Inc.
    Foreign Value                                          Templeton Investment Counsel, LLC
    Franklin Income Securities Fund                        Franklin Advisers, Inc.
    Franklin Templeton VIP Founding Funds Allocation       Franklin Templeton Services, LLC(4)
      Fund
    Fundamental Growth                                     Wells Capital Management Inc.
    Global Bond                                            Goldman Sachs Asset Management International
    Global Equities                                        J.P. Morgan Investment Management Inc.
    Government and Quality Bond                            Wellington Management Company, LLP
    Growth-Income                                          AllianceBernstein, L.P.
    Growth Opportunities                                   Morgan Stanley Investment Management Inc.(3)
    Growth                                                 Wellington Management Company, LLP
    High-Yield Bond                                        AIG SunAmerica Asset Management Corp.
    International Diversified Equities                     Morgan Stanley Investment Management Inc.(3)
    International Growth and Income                        Putnam Investment Management, Inc.
    Lord Abbett Growth and Income                          Lord, Abbett & Co. LLC
    Marsico Focused Growth                                 Marsico Capital Management, LLC
    MFS Massachusetts Investors Trust(2)                   Massachusetts Financial Services Company
    MFS Total Return                                       Massachusetts Financial Services Company
    Mid-Cap Growth                                         J.P. Morgan Investment Management Inc.
    Natural Resources                                      Wellington Management Company, LLP
    Real Estate                                            Davis Selected Advisers LLC
    Small & Mid Cap Value                                  AllianceBernstein L.P.
    Small Company Value                                    Franklin Advisory Services, LLC
    Technology                                             Columbia Management Advisors, Inc.
    Telecom Utility                                        Massachusetts Financial Services Company
    Total Return Bond(5)                                   Pacific Investment Management Company LLC
    Van Kampen LIT Capital Growth, Class II Shares(6)      Van Kampen Asset Management
    Van Kampen LIT Comstock, Class II Shares(2)            Van Kampen Asset Management
    Van Kampen LIT Growth and Income, Class II Shares      Van Kampen Asset Management

(1) Capital Research and Management Company manages the corresponding Master Fund (defined below) in which the Underlying Fund invests.

(2) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS
    Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income.
    Van Kampen LIT Comstock, Class II Shares is an equity fund seeking capital growth and income.

(3) Morgan Stanley Investment Management, Inc. does business in certain instances using the name "Van Kampen."

(4) Franklin Templeton Services, LLC is the administrator of this fund of funds. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the underlying funds and the VIP Founding Fund's investment in the underlying funds.

(5) On May 1, 2008, Worldwide High Income was renamed to Total Return Bond and the investment manager was changed from Morgan
    Stanley Investment Management, Inc. to Pacific Investment Management Company LLC.

(6) On May 1, 2008, Van Kampen LIT Strategic Growth, Class II Shares was renamed to Van Kampen LIT Capital Growth, Class II
Shares.

Please read this prospectus carefully before investing and keep it for future reference. It contains important information about the variable annuity.

To learn more about the annuity offered in this prospectus, you can obtain a copy of the Statement of Additional Information ("SAI") dated May 1, 2008. The SAI has been filed with the United States Securities and Exchange Commission ("SEC") and is incorporated by reference into this prospectus. The Table of Contents of the SAI appears at the end of this prospectus. For a free copy of the SAI, call us at (800) 445-SUN2 or write to us at our Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299.

In addition, the SEC maintains a website (http://www.sec.gov) that contains the SAI, materials incorporated by reference and other information filed electronically with the SEC by the Company.

ANNUITIES INVOLVE RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL, AND ARE NOT A DEPOSIT OR OBLIGATION OF, OR GUARANTEED OR ENDORSED BY, ANY BANK. THEY ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD OR ANY OTHER AGENCY.

THIS VARIABLE ANNUITY PROVIDES AN OPTIONAL PAYMENT ENHANCEMENT FEATURE. IF YOU ELECT THIS FEATURE, IN EXCHANGE FOR PAYMENT ENHANCEMENTS CREDITED TO YOUR CONTRACT, YOUR WITHDRAWAL CHARGE SCHEDULE WILL BE LONGER AND GREATER THAN IF YOU CHOOSE NOT TO ELECT THIS FEATURE. YOU WILL ALSO PAY AN ADDITIONAL FEE FOR A SPECIFIED PERIOD OF TIME. THE WITHDRAWAL CHARGE AND FEATURE FEE MAY MORE THAN OFFSET THE VALUE OF ANY PAYMENT ENHANCEMENT.

  THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION, NOR HAS THE COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY
 OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
                                   TABLE OF CONTENTS
 --------------------------------------------------------------------------------------
 --------------------------------------------------------------------------------------
 GLOSSARY........................................................................     2
 HIGHLIGHTS......................................................................     3
 FEE TABLE.......................................................................     4
    Maximum Owner Transaction Expenses...........................................     4
    Transfer Fee.................................................................     4
    Contract Maintenance Fee.....................................................     4
    Separate Account Annual Expenses.............................................     4
    Additional Optional Feature Fees.............................................     4
    Optional MarketLock Income Plus Fee..........................................     4
    Optional MarketLock For Life Plus Fee........................................     4
    Optional MarketLock Fee......................................................     4
    Optional Capital Protector Fee...............................................     4
    Underlying Fund Expenses.....................................................     4
 MAXIMUM AND MINIMUM EXPENSE EXAMPLES............................................     6
 THE POLARIS PREFERRED SOLUTION VARIABLE ANNUITY.................................     7
 PURCHASING A POLARIS PREFERRED SOLUTION VARIABLE ANNUITY........................     7
    Allocation of Purchase Payments..............................................     8
    Polaris Rewards Feature......................................................     8
    Early Access Feature.........................................................     9
    Accumulation Units...........................................................     9
    Right to Examine.............................................................    10
    Exchange Offers..............................................................    10
    Important Information for Military Servicemembers............................    10
 INVESTMENT OPTIONS..............................................................    10
    Variable Portfolios..........................................................    10
       Anchor Series Trust.......................................................    11
       Franklin Templeton Variable Insurance Products Trust......................    11
       Lord Abbett Series Fund, Inc. ............................................    11
       SunAmerica Series Trust...................................................    11
       Van Kampen Life Investment Trust..........................................    11
    Substitution, Addition or Deletion of Variable Portfolios....................    13
    Fixed Accounts...............................................................    13
    Dollar Cost Averaging Fixed Accounts.........................................    13
    Dollar Cost Averaging Program................................................    13
    Polaris Portfolio Allocator Program..........................................    14
    Transfers During the Accumulation Phase......................................    15
    Automatic Asset Rebalancing Program..........................................    18
    Return Plus Program..........................................................    18
    Voting Rights................................................................    18
 ACCESS TO YOUR MONEY............................................................    18
    Free Withdrawal Provision....................................................    19
    Systematic Withdrawal Program................................................    20
    Nursing Home Waiver..........................................................    20
    Minimum Contract Value.......................................................    20
 OPTIONAL LIVING BENEFITS........................................................    20
    MarketLock Income Plus.......................................................    21
    MarketLock For Life Plus.....................................................    28
    MarketLock...................................................................    35
    Capital Protector............................................................    41
 DEATH BENEFITS..................................................................    42
    Standard Death Benefit.......................................................    43
    Optional Enhanced Death Benefits.............................................    43
    Optional EstatePlus Feature..................................................    44
    Spousal Continuation.........................................................    45
 EXPENSES........................................................................    45
    Separate Account Expenses....................................................    45
    Withdrawal Charges...........................................................    45
    Underlying Fund Expenses.....................................................    46
    Contract Maintenance Fee.....................................................    46
    Transfer Fee.................................................................    47
    Optional MarketLock Income Plus Fee..........................................    47
    Optional MarketLock For Life Plus Fee........................................    47
    Optional MarketLock Fee......................................................    47
    Optional Capital Protector Fee...............................................    48
    Optional Enhanced Death Benefit Fee..........................................    48
    Optional EstatePlus Fee......................................................    48
    Optional Polaris Rewards Feature Fee.........................................    48
    Optional Early Access Feature Fee............................................    48
    Premium Tax..................................................................    48
    Income Taxes.................................................................    48
    Reduction or Elimination of Fees, Expenses, and Additional Amounts
     Credited....................................................................    48
 ANNUITY INCOME OPTIONS..........................................................    48
    Annuity Date.................................................................    48
    Annuity Income Options.......................................................    49
    Fixed or Variable Annuity Income Payments....................................    49
    Annuity Income Payments......................................................    49
    Transfers During the Income Phase............................................    50
    Deferment of Payments........................................................    50
 TAXES...........................................................................    50
    Annuity Contracts in General.................................................    50
    Tax Treatment of Distributions - Non-Qualified Contracts.....................    50
    Tax Treatment of Distributions - Qualified Contracts.........................    51
    Required Minimum Distributions...............................................    52
    Tax Treatment of Death Benefits..............................................    53
    Tax Treatment of Optional Living Benefits....................................    53
    Contracts Owned by a Trust or Corporation....................................    53
    Gifts, Pledges and/or Assignments of a Contract..............................    53
    Diversification and Investor Control.........................................    54
 OTHER INFORMATION...............................................................    54
    AIG SunAmerica Life..........................................................    54
    The Distributor..............................................................    54
    The Separate Account.........................................................    54
    The General Account..........................................................    54
    Payments in Connection with Distribution of the Contract.....................    54
    Administration...............................................................    56
    Legal Proceedings............................................................    56
    Financial Statements.........................................................    56
    Registration Statements......................................................    57
 TABLE OF CONTENTS OF STATEMENT OF ADDITIONAL INFORMATION........................    57
 APPENDIX A - CONDENSED FINANCIAL INFORMATION....................................   A-1
 APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION......................   B-1
 APPENDIX C - OPTIONAL LIVING BENEFITS EXAMPLES..................................   C-1
 APPENDIX D - IMPORTANT INFORMATION FOR CONTRACTS ISSUED PRIOR TO JANUARY 1,
  2007...........................................................................   D-1
 APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES
  AND BENEFITS...................................................................   E-1

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                    GLOSSARY
        ----------------------------------------------------------------
        ----------------------------------------------------------------
We have capitalized some of the technical terms used in this prospectus. To help you understand these terms, we have defined them in this glossary.


ACCUMULATION PHASE - The period during which you invest money in your contract.


ACCUMULATION UNITS - A measurement we use to calculate the value of the variable portion of your contract during the Accumulation Phase.


ANNUITANT - The person on whose life we base annuity income payments after you begin the Income Phase.


ANNUITY DATE - The date you select on which annuity income payments begin.


ANNUITY UNITS - A measurement we use to calculate the amount of annuity income payments you receive from the variable portion of your contract during the Income Phase.


BENEFICIARY - The person you designate to receive any benefits under the contract if you or the Annuitant dies.


COMPANY - Refers to AIG SunAmerica Life Assurance Company, the insurer that issues this contract. The term "we," "us," "our," and "AIG SunAmerica Life" are also used to identify the Company.


CONTINUING SPOUSE - Spouse of original contract owner at the time of death who elects to continue the contract after the death of the original contract owner.


FEEDER FUNDS - American Funds Global Growth SAST, American Funds Growth SAST, American Funds Growth-Income SAST, and American Funds Asset Allocation SAST Variable Portfolios. Each Feeder Fund invests exclusively in shares of a corresponding Master Fund.


FIXED ACCOUNT - An account, if available, that we may offer in which you may invest money and earn a fixed rate of return.


GOOD ORDER - Fully and accurately completed forms applicable to any given transaction or request received by us.


INCOME PHASE - The period beginning on the Annuity Date during which we make annuity income payments to you.


LATEST ANNUITY DATE - Your 95th birthday or tenth contract anniversary, whichever is later.


MARKET CLOSE - The close of the New York Stock Exchange, usually at 1:00 p.m. Pacific Time.


MASTER FUNDS - Funds of the American Funds Insurance Series in which the Feeder Funds invest.


NON-QUALIFIED (CONTRACT) - A contract purchased with after-tax dollars. In general, these contracts are not under any pension plan, specially sponsored program or individual retirement account ("IRA").


NYSE - New York Stock Exchange


OWNER - The person or entity (if a non-natural owner) with an interest or title to this contract. The term "you" or "your" are also used to identify the Owner.


PAYMENT ENHANCEMENT(S) - The amount(s) allocated to your contract by us under the Polaris Rewards feature. Payment Enhancements are calculated as a percentage of your Purchase Payments and are considered earnings.


PURCHASE PAYMENTS - The money you give us to buy and invest in the contract.


QUALIFIED (CONTRACT) - A contract purchased with pretax dollars. These contracts are generally purchased under a pension plan, specially sponsored program or IRA.


SEPARATE ACCOUNT - A segregated asset account maintained by the Company separately from the Company's general account. The Separate Account is divided into Variable Portfolios.


TRUSTS - Collectively refers to the Anchor Series Trust, Franklin Templeton Variable Insurance Products Trust, Lord Abbett Series Fund, Inc., SunAmerica Series Trust and Van Kampen Life Investment Trust.


UNDERLYING FUNDS - The underlying investment portfolios of the Trusts in which the Variable Portfolios invest.


VARIABLE PORTFOLIO(S) - The variable investment options available under the contract. Each Variable Portfolio invests in shares of one of the Underlying Funds. Each Underlying Fund has its own investment objective.

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                                   HIGHLIGHTS
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The Polaris Preferred Solution Variable Annuity is a contract between you and AIG SunAmerica Life. It is designed to help you invest on a tax-deferred basis and meet long-term financial goals. There are minimum Purchase Payment amounts required to purchase a contract. Purchase Payments may be invested in a variety of Variable Portfolios and Fixed Accounts. Like all deferred annuities, the contract has an Accumulation Phase and an Income Phase. During the Accumulation Phase, you invest money in your contract. The Income Phase begins when you start receiving annuity income payments from your annuity to provide for your retirement.

This contract provides you with Payment Enhancements that are invested in your contract as earnings.

FREE LOOK: You may cancel your contract within 10 days after receiving it (or whatever period is required in your state), and not be charged a withdrawal charge. You will receive whatever your contract is worth on the day that we receive your request minus any Payment Enhancement. The contract value refunded may be more or less than your original Purchase Payment. However, you receive any gain and we bear any loss on any Payment Enhancement. If your contract was issued as an IRA or if required by certain states, we will return the greater of your original Purchase Payment(s) or the contract value minus any Payment Enhancements. We will return your original Purchase Payment if required by law. PLEASE SEE PURCHASING A POLARIS PREFERRED SOLUTION VARIABLE ANNUITY AND FREE LOOK IN THE PROSPECTUS.

EXPENSES: There are fees and charges associated with the contract. Each year, we deduct a $35 contract maintenance fee from your contract, which may be waived for contracts of $50,000 or more. We also deduct separate account charges which equal 1.15% annually of the average daily value of your contract allocated to the Variable Portfolios. If you elect optional features available under the contract, we may charge additional fees for those features. A separate withdrawal charge schedule applies to each Purchase Payment. Withdrawal charges no longer apply to that Purchase Payment after a Purchase Payment has been in the contract for seven complete years, nine complete years if you elected the Polaris Rewards feature, or four complete years if you elect the Early Access feature. There are investment charges on amounts invested in the Variable Portfolios including 12b-1 fees of up to 0.25%. PLEASE SEE THE FEE TABLE, PURCHASING A POLARIS PREFERRED SOLUTION VARIABLE ANNUITY AND EXPENSES IN THE PROSPECTUS.

ACCESS TO YOUR MONEY: You may withdraw money from your contract during the Accumulation Phase. If you make a withdrawal, earnings are deemed to be withdrawn first. You will pay income taxes on earnings and untaxed contributions when you withdraw them. Annuity income payments received during the Income Phase are considered partly a return of your original investment. A federal tax penalty may apply if you make withdrawals before age 59 1/2. As noted above, a withdrawal charge may apply. PLEASE SEE ACCESS TO YOUR MONEY AND TAXES IN THE PROSPECTUS.

OPTIONAL LIVING BENEFITS: You may elect one of the optional living benefits available under your contract for an additional fee. These living benefits are designed to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance during the Accumulation Phase and before a death benefit is payable. In addition, some of these features can provide a guaranteed income stream that may last as long as you live. PLEASE SEE OPTIONAL LIVING BENEFITS IN THE PROSPECTUS.

DEATH BENEFIT: A death benefit feature is available under the contract to protect your Beneficiaries in the event of your death during the Accumulation Phase. PLEASE SEE DEATH BENEFITS IN THE PROSPECTUS.

ANNUITY INCOME OPTIONS: When you are ready to begin taking annuity income payments, you can choose to receive annuity income payments on a variable basis, fixed basis or a combination of both. You may also choose from five different annuity income options, including an option for annuity income that you cannot outlive. PLEASE SEE ANNUITY INCOME OPTIONS IN THE PROSPECTUS.

INQUIRIES: If you have questions about your contract, call your financial representative or contact us at AIG SunAmerica Life Assurance Company, Annuity Service Center P.O. Box 54299, Los Angeles, California 90054-0299. Telephone
Number: (800) 445-SUN2. PLEASE SEE ALLOCATION OF PURCHASE PAYMENTS IN THE PROSPECTUS FOR THE ADDRESS TO WHICH YOU MUST SEND PURCHASE PAYMENTS.

See Appendix E for information regarding state contract availability and state specific variations of certain features and benefits.

THE COMPANY OFFERS SEVERAL DIFFERENT VARIABLE ANNUITY CONTRACTS TO MEET THE DIVERSE NEEDS OF OUR INVESTORS. OUR CONTRACTS MAY PROVIDE DIFFERENT FEATURES, BENEFITS, PROGRAMS AND INVESTMENT OPTIONS OFFERED AT DIFFERENT FEES AND EXPENSES. WE ALSO OFFER CONTRACTS THAT DO NOT OFFER THE POLARIS REWARDS AND EARLY ACCESS FEATURES. ELECTING THE POLARIS REWARDS OR EARLY ACCESS FEATURE WILL RESULT IN HIGHER SEPARATE ACCOUNT CHARGES. IN ADDITION, A CONTRACT WITHOUT THE POLARIS REWARDS FEATURE HAS A SHORTER AND LOWER SURRENDER CHARGE SCHEDULE. WHEN WORKING WITH YOUR FINANCIAL REPRESENTATIVE TO DETERMINE THE BEST PRODUCT TO MEET YOUR NEEDS, YOU SHOULD CONSIDER AMONG OTHER THINGS, WHETHER THE FEATURES OF THIS CONTRACT AND THE RELATED FEES PROVIDE THE MOST APPROPRIATE PACKAGE TO HELP YOU MEET YOUR RETIREMENT SAVINGS GOALS.

IF YOU WOULD LIKE MORE INFORMATION REGARDING HOW MONEY IS SHARED AMONGST OUR BUSINESS PARTNERS, INCLUDING BROKER-DEALERS THROUGH WHICH YOU MAY PURCHASE A VARIABLE ANNUITY AND FROM CERTAIN INVESTMENT ADVISERS OF THE UNDERLYING FUNDS, SEE THE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

  PLEASE READ THE PROSPECTUS CAREFULLY FOR MORE DETAILED INFORMATION REGARDING THESE AND OTHER FEATURES AND BENEFITS OF THE CONTRACT, AS WELL AS THE RISKS OF
                                   INVESTING.

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                                   FEE TABLE
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THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU WILL PAY AT THE TIME THAT YOU BUY THE CONTRACT, TRANSFER CASH VALUE BETWEEN INVESTMENT OPTIONS OR SURRENDER THE CONTRACT. IF APPLICABLE, YOU MAY ALSO BE SUBJECT TO STATE PREMIUM TAXES.(1)

MAXIMUM OWNER TRANSACTION EXPENSES

MAXIMUM WITHDRAWAL CHARGES (AS A PERCENTAGE OF EACH PURCHASE PAYMENT)(2)......9%

TRANSFER FEE.................. $25 per transfer after the first 15 transfers in any contract year.

THE FOLLOWING DESCRIBES THE FEES AND EXPENSES THAT YOU MAY PAY PERIODICALLY DURING THE TIME THAT YOU OWN THE CONTRACT, NOT INCLUDING UNDERLYING FUND EXPENSES WHICH ARE OUTLINED IN THE NEXT SECTION.

CONTRACT MAINTENANCE FEE(3).....................................................  $35

SEPARATE ACCOUNT ANNUAL EXPENSES

(deducted from the average daily ending net asset value allocated to the Variable Portfolios)

Separate Account Charge(4)......................................................  1.15%
Optional Enhanced Death Benefit Fee.............................................  0.25%
Optional EstatePlus Fee(5)......................................................  0.25%
Optional Polaris Rewards Fee or Optional Early Access Fee(6)....................  0.40%
                                                                                  =====
    MAXIMUM SEPARATE ACCOUNT ANNUAL EXPENSES....................................  2.05%

ADDITIONAL OPTIONAL FEATURE FEES
You may elect only one of the following optional living benefits below:

OPTIONAL MARKETLOCK INCOME PLUS FEE
(calculated as a percentage of the Income Base)(7)

    NUMBER OF COVERED PERSONS                  ANNUALIZED FEE
    -------------------------                  --------------
    For One Covered Person...................      0.95%
    For Two Covered Persons..................      1.20%

OPTIONAL MARKETLOCK FOR LIFE PLUS FEE
(calculated as a percentage of the Income Base)(8)

    MARKETLOCK FOR     NUMBER OF
    LIFE PLUS OPTIONS  COVERED PERSONS           ANNUALIZED FEE
    -----------------  -----------------------   --------------
    +6% Option         For One Covered Person      0.65%
                       For Two Covered Persons     0.90%

    +7% Option         For One Covered Person      0.75%
                       For Two Covered Persons     1.00%

OPTIONAL MARKETLOCK FEE
(calculated as a percentage of the MAV Benefit Base)(9)

                                               ANNUALIZED FEE
                                               --------------
    All years in which the feature is in           0.65%
      effect.................................

OPTIONAL CAPITAL PROTECTOR FEE
(calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date)(10)

    CONTRACT YEAR                                                                     ANNUALIZED FEE
    -------------                                                                     --------------
      0-5...........................................................................      0.65%
      6-10..........................................................................      0.45%
      11+...........................................................................       none

UNDERLYING FUND EXPENSES (AS OF DECEMBER 31, 2007)

The following shows the minimum and maximum total operating expenses (including Master Fund expenses, if applicable) charged by the Underlying Funds of the Trusts, before any waivers or reimbursements that you may pay periodically during the time that you own the contract. More detail concerning the Underlying Funds' expenses is contained in the prospectus for each of the Trusts. Please read them carefully before investing.

                                            MINIMUM             MAXIMUM              MAXIMUM
                                          (BEFORE ANY         (BEFORE ANY          (AFTER ANY
                                          WAIVERS OR          WAIVERS OR           WAIVERS OR
TOTAL ANNUAL UNDERLYING FUND EXPENSES   REIMBURSEMENTS)     REIMBURSEMENTS)    REIMBURSEMENTS)(11)
-------------------------------------   ---------------     ---------------    -------------------
(expenses that are deducted from
  Trust assets,
  including management fees, 12b-1
  fees, if applicable, and other
  expenses)...................               0.72%               1.95%                1.35%

FOOTNOTES TO THE FEE TABLE:

(1) State premium taxes of up to 3.5% of your Purchase Payments may be deducted when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. SEE PREMIUM TAX AND STATE APPENDIX BELOW.

(2) Withdrawal Charge Schedule (as a percentage of each Purchase Payment withdrawn) declines as follows:

YEARS SINCE RECEIPT OF PURCHASE PAYMENT:....................   1    2    3    4    5    6    7    8    9   10+
Without Polaris Rewards or Early Access features............  7%   6%   6%   5%   4%   3%   2%   0%   0%   0%
With Polaris Rewards feature................................  9%   8%   8%   7%   6%   5%   4%   3%   2%   0%
With Early Access feature...................................  7%   6%   6%   5%   0%   0%   0%   0%   0%   0%

(3) The contract maintenance fee may be waived if contract value is $50,000 or more.

(4) If you do not elect any optional features, your total separate account annual expenses would be 1.15%.

(5) EstatePlus is an optional earnings enhancement death benefit. EstatePlus can only be elected if an optional enhanced death benefit is also elected.

(6) You may elect either the optional Polaris Rewards feature or the optional Early Access feature. Both features may not be elected at the same time.

    The Polaris Rewards feature fee depends on the number of years since you purchased your contract as follows:

CONTRACT YEAR
-------------
1-9.........................................................  0.40%
10+.........................................................  none

 The Early Access feature fee depends on the number of years since you purchased your contract as follows:

CONTRACT YEAR
-------------
1-4.........................................................  0.40%
5+..........................................................  none

 (7) MarketLock Income Plus is an optional guaranteed minimum withdrawal benefit. The initial Income Base is equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments received in years 1-5, capped at the first contract year's Purchase Payments, adjusted for excess withdrawals during the applicable period. On each contract anniversary during the first 5 years, the Income Base is increased to the greater of (a) or (b), where (a) is the highest contract anniversary value (less Purchase Payments in excess of the annual cap in contract years 2-5 and all Purchase Payments after the first 5 contract years) and (b) is the current Income Base plus an additional amount, if eligible; and adjusted for excess withdrawals during the applicable period. On the 10th contract anniversary, the Income Base will be increased to at least 200% of the Purchase Payments made in the first contract year, provided no withdrawals are taken prior to that anniversary. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.

 (8) MarketLock For Life Plus is an optional guaranteed minimum withdrawal benefit. The initial Income Base is equal to the first Purchase Payment. The Income Base is increased by subsequent Purchase Payments received in years 1-5, capped at the first contract year's Purchase Payments, adjusted for excess withdrawals during the applicable period. On each contract anniversary during the first 10 years, the Income Base is increased to the greater of (a) or (b), where (a) is the highest contract anniversary value (less Purchase Payments in excess of the annual cap in contract years 2-5 and all Purchase Payments after the first 5 contract years) and (b) is the current Income Base plus an additional amount, if eligible; and adjusted for excess withdrawals during the applicable period. If you elect the +7% option, on the 10th contract anniversary, the Income Base will be increased to at least 200% of the Purchase Payments made in the first contract year, provided no withdrawals are taken prior to that anniversary. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. Excess withdrawals refer to amounts exceeding the maximum annual amount available at the time of withdrawal under this feature.

 (9) MarketLock is an optional guaranteed minimum withdrawal benefit. The MAV Benefit Base equals the greater of (a) Purchase Payments made in the first two years, or (b) the highest contract anniversary value (less Purchase Payments made after the first two years) during the period in which anniversary values are being considered, each adjusted for withdrawals during the applicable period. The applicable annualized fee is deducted from your contract value at the end of the first quarter following the election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee.

(10) Capital Protector is an optional guaranteed minimum accumulation benefit. The annualized fee is deducted from your contract value at the end of the first quarter following election and quarterly thereafter. The fee is deducted proportionately from your contract value by redeeming Accumulation Units in your Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee.

(11) The maximum expense is for an American Funds SAST Master-Feeder Underlying Fund. AIG SAAMCo has entered into a contractual agreement with SunAmerica Series Trust under which it will waive 0.60% of its advisory fee for such time as the Underlying Fund is operated as a Feeder Fund. This fee waiver will continue as long as the Underlying Fund is part of a Master-Feeder structure unless the Board of SunAmerica Series Trust approves a change in or elimination of the waiver.

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                      MAXIMUM AND MINIMUM EXPENSE EXAMPLES
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These examples are intended to help you compare the cost of investing in the contract with the cost of investing in other variable annuity contracts. These costs include owner transaction expenses, the contract maintenance fee if any, separate account annual expenses, available optional feature fees and Underlying Fund expenses.

The examples assume that you invest $10,000 in the contract for the time periods indicated; that your investment has a 5% return each year; and you incur the maximum or minimum fees and expenses of the Underlying Fund as indicated in the examples. Although your actual costs may be higher or lower, based on these assumptions, your costs at the end of the stated period would be:

MAXIMUM EXPENSE EXAMPLES

(assuming maximum separate account annual expenses of 2.05% (including the optional Enhanced Death Benefit, the optional EstatePlus feature and the optional Polaris Rewards feature), the optional MarketLock Income Plus feature (1.20%) and investment in an Underlying Fund with total expenses of 1.95%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
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    $1,424            $2,369            $3,209            $5,147
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(2) If you do not surrender or annuitize your contract at the end of the applicable time period:(5)

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
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     $524             $1,569            $2,609            $5,147
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MINIMUM EXPENSE EXAMPLES

(assuming minimum separate account annual expenses of 1.15%, no election of optional features and investment in an Underlying Fund with total expenses of 0.72%)

(1) If you surrender your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
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     $895             $1,203            $1,437            $2,243
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(2) If you do not surrender or annuitize your contract at the end of the applicable time period:

    1 YEAR            3 YEARS           5 YEARS          10 YEARS
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     $195              $603             $1,037            $2,243
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EXPLANATION OF FEE TABLE AND EXAMPLES

Explanation of Fee Table and Examples

1. The purpose of the Fee Table and Expense Examples is to show you the various fees and expenses you would incur directly and indirectly by investing in this variable annuity contract. The Fee Table and Expense Examples represent both fees of the separate account as well as the maximum and minimum total annual Underlying Fund operating expenses. We converted the contract maintenance fee to a percentage (0.05%). The actual impact of the contract maintenance fee may differ from this percentage and may be waived for contract values over $50,000. Additional information on the Underlying Fund fees can be found in the Trust prospectuses.

2. In addition to the stated assumptions, the Examples also assume that no transfer fees were imposed. Although premium taxes may apply in certain states, they are not reflected in the Expense Examples.

3. If you elected other optional features, your expenses would be lower than those shown in the Maximum Expense Examples. The Maximum Expense Examples assume that the Income Base, which is used to calculate the MarketLock Income Plus fee, equals contract value and that no withdrawals are taken during the stated period.

4. Expense Examples with election of the Polaris Rewards feature reflect the Polaris Rewards withdrawal charge schedule, the applicable feature fee, but do not reflect any Payment Enhancement.

5. You do not pay fees for optional features once you begin the Income Phase (annuitize your contract); therefore, your expenses will be lower than those shown here. PLEASE SEE ANNUITY INCOME OPTIONS BELOW.


   THESE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE
                                   EXPENSES.
           ACTUAL EXPENSES MAY BE GREATER OR LESSER THAN THOSE SHOWN.

 CONDENSED FINANCIAL INFORMATION APPEARS IN THE CONDENSED FINANCIAL INFORMATION
                          APPENDIX OF THIS PROSPECTUS.

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                         THE POLARIS PREFERRED SOLUTION
                                VARIABLE ANNUITY
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When you purchase a variable annuity, a contract exists between you and an insurance company. You are the owner of the contract. The contract provides several main benefits:

     - Optional Living Benefit: If you elect an optional living benefit, the insurance company guarantees to protect a portion of your investment in the event your contract value declines due to unfavorable investment performance and may provide a guaranteed income stream or other benefits.

     - Death Benefit: If you die during the Accumulation Phase, the insurance company pays a death benefit to your Beneficiary.

     - Guaranteed Income: Once you begin the Income Phase, you receive a stream of annuity income payments for your lifetime, or another available period you select.

     - Tax Deferral: This means that you do not pay taxes on your earnings from the contract until you withdraw them.

Tax-qualified retirement plans (e.g., IRAs, 401(k) or 403(b) plans) defer payment of taxes on earnings until withdrawal. If you are considering funding a tax-qualified retirement plan with an annuity, you should know that an annuity does not provide any additional tax deferral treatment of earnings beyond the treatment provided by the tax-qualified retirement plan itself. However, annuities do provide other features and benefits, which may be valuable to you. You should fully discuss this decision with your financial representative.

This variable annuity was developed to help you contribute to your retirement savings. This variable annuity works in two stages: the Accumulation Phase and the Income Phase. Your contract is in the Accumulation Phase during the period when you make Purchase Payments into the contract. The Income Phase begins after the specified waiting period when you start taking annuity income payments.

The contract is called a "variable" annuity because it allows you to invest in Variable Portfolios which, like mutual funds, have different investment objectives and performance. You can gain or lose money if you invest in these Variable Portfolios. The amount of money you accumulate in your contract depends on the performance of the Variable Portfolios in which you invest.

Fixed Accounts, if available, earn interest at a rate set and guaranteed by the Company. If you allocate money to a Fixed Account, the amount of money that accumulates in the contract depends on the total interest credited to the particular Fixed Account in which you invest.

For more information on investment options available under this contract, SEE INVESTMENT OPTIONS BELOW.

This annuity is designed to assist in contributing to retirement savings of investors whose personal circumstances allow for a long-term investment horizon. As a function of the Internal Revenue Code ("IRC"), you may be assessed a 10% federal tax penalty on any withdrawal made prior to your reaching age 59 1/2. SEE TAXES BELOW. Additionally, you will be charged a withdrawal charge on each Purchase Payment withdrawn prior to the end of the applicable withdrawal charge period. SEE EXPENSES BELOW. Because of these potential penalties, you should fully discuss all of the benefits and risks of this contract with your financial representative prior to purchase.

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                    PURCHASING A POLARIS PREFERRED SOLUTION
                                VARIABLE ANNUITY
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An initial Purchase Payment is the money you give us to buy a contract. Any additional money you give us to invest in the contract after purchase is a subsequent Purchase Payment.

The following chart shows the minimum initial and subsequent Purchase Payments permitted under your contract. These amounts depend upon whether a contract is Qualified or Non-qualified for tax purposes. FOR FURTHER EXPLANATION, SEE TAXES BELOW.

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                                                                         MINIMUM
                                      MINIMUM INITIAL                   SUBSEQUENT
                                      PURCHASE PAYMENT               PURCHASE PAYMENT
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          Qualified                        $4,000                          $250
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        Non-Qualified                     $10,000                          $500
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Once you have contributed at least the minimum initial Purchase Payment, you can establish an automatic payment plan that allows you to make subsequent Purchase Payments of as little as $100.

We reserve the right to refuse any Purchase Payment. Furthermore, we reserve the right to require Company approval prior to accepting Purchase Payments greater than $1,500,000. For contracts owned by a non-natural owner, we reserve the right to require prior Company approval to accept Purchase Payments greater than $250,000. Purchase Payments that would cause total Purchase Payments in all contracts issued by the Company or its affiliate, First SunAmerica Life Insurance Company, to the same owner and/or Annuitant to exceed these limits may also be subject to Company pre-approval. For any contracts that meet or exceed these dollar amount limitations, we further reserve the right to limit the death benefit amount payable in excess of contract value at the time we receive all required paperwork and satisfactory proof of death. In addition, for any contracts that meet or exceed these dollar amount limitations, we further reserve the right to impose certain limitations on available living benefits under the contract. The terms creating any limit on the maximum death or living benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

MAXIMUM ISSUE AGE

We will not issue a contract to anyone age 86 or older on the contract issue date. We will not accept subsequent Purchase Payments from contract owners age 86 or older. In general, we will not issue a Qualified contract to anyone who is age 70 1/2 or older, unless it is shown that the minimum distribution required by the IRS is being made. If we learn of a misstatement of age, we reserve the right to fully pursue our remedies including termination of the contract and/or revocation of any age-driven benefits.

JOINT OWNERSHIP AND ASSIGNMENT OF THE CONTRACT

We allow this contract to be jointly owned. We require that the joint owners be spouses except in states that allow non-spouses to be joint owners. The age of the older owner is used to determine the availability of most age driven benefits. The addition of a joint owner after the contract has been issued is contingent upon prior review and approval by the Company.

Certain states require that the benefits and features of the contract be made available to domestic or civil union partners ("Domestic Partners") who qualify for treatment as, or are equal to, spouses under state law. However, Domestic Partners should consult with their tax advisor and/or financial representative as they are not eligible for spousal continuation under the contract as allowed by the Internal Revenue Code. Therefore, the ability of Domestic Partners to fully benefit from certain benefits and features of the contract, such as optional living benefits that guarantee withdrawals over two lifetimes may be limited by the conflict between certain state and federal laws.

You may assign this contract before beginning the Income Phase by sending a written request to us at the Annuity Service Center for an assignment. Your rights and those of any other person with rights under this contract will be subject to the assignment. We reserve the right not to recognize assignments if it changes the risk profile of the owner of the contract, as determined in our sole discretion. Please see the Statement of Additional Information for details on the tax consequences of an assignment. You should consult a qualified tax advisor before assigning the contract.

ALLOCATION OF PURCHASE PAYMENTS

In order to issue your contract, we must receive your initial Purchase Payment and all required paperwork in Good Order, including Purchase Payment allocation instructions at our Annuity Service Center. We will accept initial and subsequent Purchase Payments by electronic transmission from certain broker-dealer firms.

An initial Purchase Payment will be priced within two business days after it is received by us in Good Order if the Purchase Payment is received before Market Close. If the initial Purchase Payment is received in Good Order after Market Close, the initial Purchase Payment will be priced within two business days after the next business day. We allocate your initial Purchase Payments as of the date such Purchase Payments are priced. If we do not have complete information necessary to issue your contract, we will contact you. If we do not have the information necessary to issue your contract within 5 business days, we will send your money back to you, or obtain your permission to keep your money until we get the information necessary to issue the contract.

Any subsequent Purchase Payment will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the subsequent Purchase Payment is received after Market Close, it will be priced as of the next business day. We invest your subsequent Purchase Payments in the Variable Portfolios and Fixed Accounts according to any allocation instructions that accompany the subsequent Purchase Payment. If we receive a Purchase Payment without allocation instructions, we will invest the money according to your allocation instructions on file.

Purchase Payments submitted by check can only be accepted by the Company at the following Payment Centers with the following address:

AIG SunAmerica Life Assurance Company
P.O. Box 100330
Pasadena, CA 91189-0330

Purchase payments sent to the Annuity Service Center will be forwarded and priced when received at the Payment Center.

Overnight deliveries of Purchase Payments can only be accepted at the following address:

JP Morgan Chase National Processing Center
Lock Box 100330
Building #6, Suite 120
2710 Media Center Drive
Los Angeles, CA 90065

Delivery of Purchase Payments to any other address will result in a delay in crediting your contract until the Purchase Payment is received at the Payment Center.

POLARIS REWARDS FEATURE

For an additional annualized fee of 0.40% of the average daily ending net asset value allocated to the Variable Portfolios, you may elect the optional Polaris Rewards feature when you purchase your contract. You can elect this feature if you are age 80 or younger on the contract issue date. If you elect the Polaris Rewards feature, we contribute a Payment Enhancement, or bonus, to your contract in conjunction with each Purchase Payment you invest during the first four contract years. If you elect this feature, each Purchase Payment (including those received after four contract years) is subject to a nine year withdrawal charge schedule. The fee for this feature terminates on your tenth contract anniversary. SEE EXPENSES BELOW. The withdrawal charge may offset the value of any Payment Enhancement, if you make an early withdrawal. In addition, over the life of your contract, the Payment Enhancements you receive under the

Polaris Rewards feature may be more than offset by the fee associated with this feature. Payment Enhancements are considered earnings and are allocated to your contract as described below. There may be scenarios in which due to negative market conditions and your inability to remain invested over the long-term, a contract with the Polaris Rewards feature may not perform as well as the contract without the feature.

You may not elect the Polaris Rewards feature if you elect the Early Access feature, described below.

PAYMENT ENHANCEMENT

A Payment Enhancement is an amount we add to your contract on the day we receive a Purchase Payment during the first four contract years. We calculate the Payment Enhancement amount as a percentage of each Purchase Payment. We refer to this percentage amount as the Payment Enhancement rate. The applicable Payment Enhancement rate is the rate indicated in the table below. A Payment Enhancement is allocated among the Variable Portfolios and/or Fixed Accounts according to the current allocation instructions on file when we receive each Purchase Payment.

The Payment Enhancement Rate depends on the contract year in which the Purchase Payment(s) is received.

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                                                 PAYMENT
                                               ENHANCEMENT
CONTRACT YEAR                                     RATE
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 1-4                                                4%
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 5+                                                 0%
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The Polaris Rewards feature may not be available in your state. Please check with your financial representative regarding the availability of this feature.

We reserve the right to modify, suspend or terminate the Polaris Rewards feature at any time for prospectively issued contracts.

EARLY ACCESS FEATURE

For an additional annualized fee of 0.40% of the average daily ending net asset value allocated to the Variable Portfolios, you may elect the optional Early Access feature when you purchase the contract. This feature reduces the length of the withdrawal charge schedule associated with each Purchase Payment from 7 years to 4 years. In addition, the withdrawal charge will not exceed 7% of each Purchase Payment withdrawn. The fee for this feature terminates on your fifth contract anniversary. SEE EXPENSES BELOW.

You may not elect the Early Access feature if you elect the Polaris Rewards feature, described above. Please note, as discussed below, that your contract does provide for a free withdrawal amount each year even if you do not elect the Early Access feature. SEE ACCESS TO YOUR MONEY BELOW.

The Early Access Feature may not be available in your state. Please check with your financial representative regarding the availability of this feature.

We reserve the right to modify, suspend or terminate the Early Access feature at any time for prospectively issued contracts.

ACCUMULATION UNITS

When you allocate a Purchase Payment to the Variable Portfolios, we credit your contract with Accumulation Units of the Separate Account. We base the number of Accumulation Units you receive on the unit value of the Variable Portfolio as of the day we receive your money if we receive it before that day's Market Close, or on the next business day's unit value if we receive your money after that day's Market Close. The value of an Accumulation Unit goes up and down based on the performance of the Variable Portfolios.

We calculate the value of an Accumulation Unit each day that the NYSE is open as follows:

     1. We determine the total value of money invested in a particular Variable Portfolio;

     2. We subtract from that amount all applicable daily asset based charges;
        and

     3. We divide this amount by the number of outstanding Accumulation Units.

We determine the number of Accumulation Units credited to your contract by adding the Purchase Payment and Payment Enhancement, and dividing that amount, by the Accumulation Unit value for the specific Variable Portfolio.

     EXAMPLE:

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $25,000 by $11.10 and credit your contract on Wednesday night with 2,252.2523 Accumulation Units for Variable Portfolio A.

     Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

     EXAMPLE (CONTRACTS WITH POLARIS REWARDS)

     We receive a $25,000 Purchase Payment from you on Wednesday. You allocate the money to Variable Portfolio A. If the Payment Enhancement is 4% of your Purchase Payment, we would add a Payment Enhancement of $1,000 to your contract. We determine that the value of an Accumulation Unit for Variable Portfolio A is $11.10 at Market Close on Wednesday. We then divide $26,000 by $11.10 and credit your contract on Wednesday with 2,342.3423 Accumulation Units for Variable Portfolio A.

Performance of the Variable Portfolios and the insurance charges under your contract affect Accumulation Unit values. These factors cause the value of your contract to go up and down.

RIGHT TO EXAMINE

You may cancel your contract within ten days after receiving it ("free look"). To cancel, you must mail the contract along with your free look request to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299.

If you decide to cancel your contract during the Right to Examine period, generally we will refund to you the greater of Purchase Payments or the value of your contract on the day we receive your request at the Annuity Service Center minus the Payment Enhancement Deduction, if applicable. If you elect the Polaris Rewards feature, the Payment Enhancement Deduction is equal to the lesser of (1) the value of any Payment Enhancement(s) on the day we receive your Right to Examine request; or (2) the Payment Enhancement amount(s), if any, which we allocated to your contract. Thus, you receive any gain and we bear any loss on any Payment Enhancement(s) if you decide to cancel your contract during the Right to Examine period.

We reserve the right to put your money and the Payment Enhancement, if you elected the Polaris Rewards feature, in the Cash Management Variable Portfolio during the Right to Examine period and will allocate your money and the Payment Enhancement according to your instructions at the end of the applicable Right to Examine period. Currently, we do not put your money and the Payment Enhancement in the Cash Management Variable Portfolio during the Right to Examine period unless you allocate your money to it.

EXCHANGE OFFERS

From time to time, we allow you to exchange an older variable annuity issued by the Company or one of its affiliates, for a newer product with different features and benefits issued by the Company or one of its affiliates. Such an exchange offer will be made in accordance with applicable federal securities laws and state insurance rules and regulations. We will provide the specific terms and conditions of any such exchange offer at the time the offer is made.

IMPORTANT INFORMATION FOR MILITARY SERVICEMEMBERS

If you are an active duty full-time servicemember, and are considering the purchase of this contract, please read the following important information before investing. Subsidized life insurance is available to members of the Armed Forces from the Federal Government under the Servicemembers' Group Life Insurance program (also referred to as "SGLI"). More details may be obtained on-line at the following website: www.insurance.va.gov. This contract is not offered or provided by the Federal Government, and the Federal Government has in no way sanctioned, recommended, or encouraged the sale of this contract. No entity has received any referral fee or incentive compensation in connection with the offer or sale of this contract, unless that entity has a selling agreement with the Company.

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                               INVESTMENT OPTIONS
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VARIABLE PORTFOLIOS

The Variable Portfolios invest in the Underlying Funds of the Trusts. Additional Variable Portfolios may be available in the future. The Variable Portfolios are only available through the purchase of certain insurance contracts.

The Trusts serve as the underlying investment vehicles for other variable annuity contracts issued by the Company and other affiliated and unaffiliated insurance companies. Neither the Company nor the Trusts believe that offering shares of the Trusts in this manner disadvantages you. The Trusts are monitored for potential conflicts. The Trusts may have other Underlying Funds, in addition to those listed here, that are not available for investment under this contract.

The Variable Portfolios offered through this contract are selected by us and we may consider various factors in the selection process, including but not limited to: asset class coverage, the strength of the investment adviser's or subadviser's reputation and tenure, brand recognition, performance and the capability and qualification of each investment firm. Another factor we may consider is whether the Underlying Fund or its service providers (i.e., the investment adviser and/or subadviser(s)) or their affiliates will make payments to us or our affiliates in connection with certain administrative, marketing and support services, or whether the Underlying Fund's service providers have affiliates that can provide marketing and distribution support for sales of the contract. PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

We review the Variable Portfolios periodically and may make changes if we determine that a Variable Portfolio no longer satisfies one or more of the selection criteria and/or if the Variable Portfolio has not attracted significant allocations from contract owners. We offer Underlying Funds of the Anchor Series Trust and SunAmerica Series Trust at least in part because they are managed by AIG SunAmerica Asset Management Corp., a wholly-owned subsidiary of the Company.

You are responsible for allocating Purchase Payments to the Variable Portfolios as is appropriate for your own individual circumstances, investment goals, financial situation and risk tolerance. You should periodically review your allocations and values to ensure they continue to suit your needs. You bear the risk of any decline in contract value resulting from the performance of the Variable Portfolios you have selected. In making your investment selections, you should investigate all information available to you including the Underlying Fund's prospectus, statement of additional information and annual and semi-annual reports.

We do not provide investment advice, nor do we recommend or endorse any particular Variable Portfolio. The Variable Portfolios along with their respective advisers are listed below.

     ANCHOR SERIES TRUST - CLASS 3

     AIG SunAmerica Asset Management Corp. ("AIG SAAMCo"), an indirect wholly-owned subsidiary of AIG, is the investment adviser and various managers are the subadviser to Anchor Series Trust ("AST").

     FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST - CLASS 2

     Franklin Advisers, Inc. is the investment adviser to Franklin Income Securities Fund.

     Franklin Templeton VIP Founding Funds Allocation Funds ("VIP Founding Funds") is structured as a fund-of-funds. A fund-of-funds invests in other underlying funds. Expenses for a fund-of-funds may be higher than that for other funds because a fund-of-funds bears its own expenses and indirectly bears its proportionate share of expenses of the underlying funds in which it invests. The administrator for the VIP Founding Funds is Franklin Templeton Services, LLC. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the underlying funds and the VIP Founding Fund's investment in the underlying funds. Each underlying fund of the VIP Founding Funds has its own investment adviser.

     Please see the Franklin Templeton Variable Insurance Products prospectus for details.

     LORD ABBETT SERIES FUND, INC. - CLASS VC

     Lord, Abbett & Co. LLC is the investment adviser to Lord Abbett Series Fund, Inc. ("LASF").

     SUNAMERICA SERIES TRUST - CLASS 3

     AIG SAAMCo is the investment adviser and various managers are the subadvisers to SunAmerica Series Trust ("SAST"). SAST offers master-feeder funds. Capital Research and Management Company is the investment adviser of the Master Fund in which the Feeder Funds invest. AIG SAAMCo is the investment adviser to the Feeder Funds.

     Unlike other Underlying Funds, the Feeder Funds do not buy individual securities directly. Rather, each Feeder Fund invests all of its investment assets in a corresponding Master Fund of American Funds Insurance Series ("AFIS"), which invests directly in individual securities. Each Master Fund is advised by Capital Research and Management Company; each Feeder Fund is advised by AIG SAAMCo. Because each Feeder Funds invests all its assets in a Master Fund, the Feeder Funds do not pay investment management fees to their investment adviser, AIG SAAMCo.

     Under the Master-Feeder structure, you pay the fees and expenses of both the Feeder Fund and the Master Fund, which include a 12b-1 fee of 0.25% of the average daily net asset value allocated to the Feeder Funds. As a result, you will pay higher fees and expenses under a Master-Feeder structure than if you invested in an Underlying Fund that invests directly in the same individual securities as the Master Fund. You should know that we offer other variable annuity contracts which include Variable Portfolios that invest directly in the Master Funds without investing through a Feeder Fund and they currently assess lower fees and expenses than the Master-Feeder Funds.

     Each Feeder Fund may withdraw all its assets from a Master Fund if the Board of Directors ("Board") of the Feeder Fund determines that it is in the best interest of the Feeder Fund and its shareholders to do so. If a Feeder Fund withdraws its assets from a Master Fund and the Board of the Feeder Fund approved AIG SAAMCo as investment adviser to the Feeder Fund, AIG SAAMCo would be fully compensated for its portfolio management services. See the Trust's prospectus and the SAI for more discussion of the Master-Feeder structure.

     VAN KAMPEN LIFE INVESTMENT TRUST - CLASS II

     Van Kampen Asset Management is the investment adviser to Van Kampen Life Investment Trust ("VKT").

              (SEE NEXT PAGE FOR FULL LIST OF INVESTMENT OPTIONS)

                  UNDERLYING FUNDS                                     MANAGED BY:                   TRUST  ASSET CLASS
                  ----------------                                     -----------                   -----  -----------
Aggressive Growth                                      AIG SunAmerica Asset Management Corp.         SAST   STOCK
Alliance Growth                                        AllianceBernstein, L.P.                       SAST   STOCK
American Funds Asset Allocation SAST                   Capital Research and Management Company(1)    SAST   BALANCED
American Funds Global Growth SAST                      Capital Research and Management Company(1)    SAST   STOCK
American Funds Growth-Income SAST                      Capital Research and Management Company(1)    SAST   STOCK
American Funds Growth SAST                             Capital Research and Management Company(1)    SAST   STOCK
Asset Allocation                                       Edge Asset Management, Inc.                   AST    BALANCED
Balanced                                               J.P. Morgan Investment Management Inc.        SAST   BALANCED
Blue Chip Growth                                       AIG SunAmerica Asset Management Corp.         SAST   STOCK
Capital Appreciation                                   Wellington Management Company, LLP            AST    STOCK
Capital Growth                                         OppenheimerFunds, Inc.                        SAST   STOCK
Cash Management                                        Columbia Management Advisors, LLC             SAST   CASH
Corporate Bond                                         Federated Equity Management Company           SAST   BOND
Davis Venture Value                                    Davis Selected Advisers LLC                   SAST   STOCK
"Dogs" of Wall Street(2)                               AIG SunAmerica Asset Management Corp.         SAST   STOCK
Emerging Markets                                       Putnam Investment Management, Inc.            SAST   STOCK
Equity Opportunities                                   OppenheimerFunds, Inc.                        SAST   STOCK
Foreign Value                                          Templeton Investment Counsel, LLC             SAST   STOCK
Franklin Income Securities Fund                        Franklin Advisers, Inc.                       FTVIPT BALANCED
Franklin Templeton VIP Founding Funds Allocation Fund  Franklin Templeton Services, LLC(4)           FTVIPT BALANCED
Fundamental Growth                                     Wells Capital Management Inc.                 SAST   STOCK
Global Bond                                            Goldman Sachs Asset Management International  SAST   BOND
Global Equities                                        J.P. Morgan Investment Management Inc.        SAST   STOCK
Government and Quality Bond                            Wellington Management Company, LLP            AST    BOND
Growth-Income                                          AllianceBernstein, L.P.                       SAST   STOCK
Growth Opportunities                                   Morgan Stanley Investment Management Inc.(3)  SAST   STOCK
Growth                                                 Wellington Management Company, LLP            AST    STOCK
High-Yield Bond                                        AIG SunAmerica Asset Management Corp.         SAST   BOND
International Diversified Equities                     Morgan Stanley Investment Management Inc.(3)  SAST   STOCK
International Growth and Income                        Putnam Investment Management, Inc.            SAST   STOCK
Lord Abbett Growth and Income                          Lord, Abbett & Co. LLC                        LASF   STOCK
Marsico Focused Growth                                 Marsico Capital Management, LLC               SAST   STOCK
MFS Massachusetts Investors Trust(2)                   Massachusetts Financial Services Company      SAST   STOCK
MFS Total Return                                       Massachusetts Financial Services Company      SAST   BALANCED
Mid-Cap Growth                                         J.P. Morgan Investment Management Inc.        SAST   STOCK
Natural Resources                                      Wellington Management Company, LLP            AST    STOCK
Real Estate                                            Davis Selected Advisers LLC                   SAST   STOCK
Small & Mid Cap Value                                  AllianceBernstein, L.P.                       SAST   STOCK
Small Company Value                                    Franklin Advisory Services, LLC               SAST   STOCK
Technology                                             Columbia Management Advisors, Inc.            SAST   STOCK
Telecom Utility                                        Massachusetts Financial Services Company      SAST   STOCK
Total Return Bond(5)                                   Pacific Investment Management Company LLC     SAST   BOND
Van Kampen LIT Capital Growth, Class II Shares(6)      Van Kampen Asset Management                   VKT    STOCK
Van Kampen LIT Comstock, Class II Shares(2)            Van Kampen Asset Management                   VKT    STOCK
Van Kampen LIT Growth and Income, Class II Shares      Van Kampen Asset Management                   VKT    STOCK

(1) Capital Research and Management Company manages the corresponding Master Fund (defined below) in which the Underlying Fund invests.

(2) "Dogs" of Wall Street is an equity fund seeking total return including capital appreciation and current income. MFS Massachusetts Investors Trust is an equity fund seeking reasonable current income and long-term growth of capital and income. Van Kampen LIT Comstock, Class II Shares is an equity fund seeking capital growth and income.

(3) Morgan Stanley Investment Management, Inc. does business in certain instances using the name "Van Kampen."

(4) Franklin Templeton Services, LLC is the administrator of this fund of funds. Franklin Templeton Services, LLC may receive assistance from Franklin Advisers, Inc. in monitoring the underlying funds and the VIP Founding Fund's investment in the underlying funds.

(5) On May 1, 2008, Worldwide High Income was renamed to Total Return Bond and the investment manager was changed from Morgan Stanley Investment Management, Inc. to Pacific Investment Management Company LLC.

(6) On May 1, 2008, Van Kampen LIT Strategic Growth, Class II Shares was renamed to Van Kampen LIT Capital Growth, Class II Shares.

YOU SHOULD READ THE ACCOMPANYING PROSPECTUSES FOR THE TRUSTS CAREFULLY. THESE PROSPECTUSES CONTAIN DETAILED INFORMATION ABOUT THE UNDERLYING FUNDS, INCLUDING EACH UNDERLYING FUND'S INVESTMENT OBJECTIVE AND RISK FACTORS. YOU ALSO SHOULD READ THE ACCOMPANYING PROSPECTUS FOR THE MASTER FUNDS CAREFULLY. THE MASTER FUNDS' PROSPECTUS CONTAINS DETAILED INFORMATION ABOUT THE INVESTMENT OBJECTIVES AND RISK FACTORS OF THE MASTER FUNDS IN WHICH THE FEEDER FUNDS CURRENTLY INVEST.

SUBSTITUTION, ADDITION OR DELETION OF VARIABLE PORTFOLIOS

We may, subject to any applicable law, make certain changes to the Variable Portfolios offered in your contract. We may offer new Variable Portfolios or stop offering existing Variable Portfolios. New Variable Portfolios may be made available to existing contract owners and Variable Portfolios may be closed to new or subsequent Purchase Payments, transfers or allocations. In addition, we may also liquidate the shares of any Variable Portfolio, substitute the shares of one Underlying Fund held by a Variable Portfolio for another and/or merge Variable Portfolios or cooperate in a merger of Underlying Funds. To the extent required by the Investment Company Act of 1940, we may be required to obtain SEC approval or your approval.

FIXED ACCOUNTS

Your contract may offer Fixed Accounts for varying guarantee periods. A Fixed Account may be available for differing lengths of time (such as 1, 3, or 5 years). Each guarantee period may have different guaranteed interest rates.

We guarantee that the interest rate credited to amounts allocated to any Fixed Account guarantee periods will never be less than the minimum guaranteed interest rate specified in your contract. Once the rate is established, it will not change for the duration of the guarantee period. We determine which, if any, guarantee periods will be offered at any time in our sole discretion, unless state law requires us to do otherwise. Please check with your financial representative regarding the availability of Fixed Accounts.

There are three categories of interest rates for money allocated to the Fixed Accounts. The applicable rate is guaranteed until the corresponding guarantee period expires. With each category of interest rate, your money may be credited a different rate as follows:

     - Initial Rate: The rate credited to any portion of the initial Purchase Payment allocated to a Fixed Account.

     - Current Rate: The rate credited to any portion of a subsequent Purchase Payment allocated to a Fixed Account.

     - Renewal Rate: The rate credited to money transferred from a Fixed Account or a Variable Portfolio into a Fixed Account and to money remaining in a Fixed Account after expiration of a guarantee period.

When a guarantee period ends, you may leave your money in the same Fixed Account or you may reallocate your money to another Fixed Account or to the Variable Portfolios. If you do not want to leave your money in the same Fixed Account, you must contact us within 30 days after the end of the guarantee period and provide us with new allocation instructions. WE DO NOT CONTACT YOU. IF YOU DO NOT CONTACT US, YOUR MONEY WILL REMAIN IN THE SAME FIXED ACCOUNT WHERE IT WILL EARN INTEREST AT THE RENEWAL RATE THEN IN EFFECT FOR THAT FIXED ACCOUNT.

We reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months. PLEASE SEE ACCESS TO YOUR MONEY BELOW.

If available, you may systematically transfer interest earned in available Fixed Accounts into any of the Variable Portfolios on certain periodic schedules offered by us. Systematic transfers may be started, changed or terminated at any time by contacting our Annuity Service Center. Check with your financial representative about the current availability of this service.

At any time we are crediting the minimum guaranteed interest rate specified in your contract, we reserve the right to restrict your ability to invest into the Fixed Accounts. All Fixed Accounts may not be available in your state. Please check with your financial representative regarding the availability of Fixed Accounts.

DOLLAR COST AVERAGING FIXED ACCOUNTS

You may invest initial and/or subsequent Purchase Payments in the dollar cost averaging ("DCA") Fixed Accounts, if available. The minimum Purchase Payment that you must invest for the 6-month DCA Fixed Account is $600 and for the 12-month DCA Fixed Account is $1,200. Purchase Payments less than these minimum amounts will automatically be allocated to the Variable Portfolios according to your instructions or your current allocation instruction on file.

DCA Fixed Accounts credit a fixed rate of interest and can only be elected to facilitate a DCA program. SEE DOLLAR COST AVERAGING PROGRAM BELOW for more information. Interest is credited to amounts allocated to the DCA Fixed Accounts while your money is transferred to the Variable Portfolios over certain specified time frames. The interest rates applicable to the DCA Fixed Accounts may differ from those applicable to any other Fixed Account but will never be less than the minimum guaranteed interest rate specified in your contract. However, when using a DCA Fixed Account, the annual interest rate is paid on a declining balance as you systematically transfer your money to the Variable Portfolios. Therefore, the actual effective yield will be less than the stated annual crediting rate. We reserve the right to change the availability of DCA Fixed Accounts offered, unless state law requires us to do otherwise.

DOLLAR COST AVERAGING PROGRAM

The DCA program allows you to invest gradually in the Variable Portfolios at no additional cost. Under the program, you systematically transfer a specified dollar amount or percentage of contract value from a Variable Portfolio, Fixed Account or DCA Fixed Account ("source account") to any other Variable Portfolio ("target account"). Transfers occur on a monthly periodic schedule. The minimum transfer amount under the DCA program is $100 per transaction, regardless of the source account. Fixed Accounts are not available as target accounts for the DCA program. Transfers resulting from your participation in the DCA program are not counted towards the number of free transfers per contract year.

We may also offer DCA Fixed Accounts as source accounts exclusively to facilitate the DCA program for a specified time period. The DCA Fixed Accounts only accept initial or subsequent Purchase Payments. You may not make a transfer from a Variable Portfolio or Fixed Account into a DCA Fixed Account.

If you choose to allocate subsequent Purchase Payments to an active DCA program with a Fixed Account serving as the source account, the rate applicable to that Fixed Account at the time we receive the subsequent Purchase Payment will apply. Further, we will begin transferring that subsequent Purchase Payment into your target allocations on the same day of the month as the initial active DCA program. Therefore, you may not receive a full 30 days of interest prior to the first transfer to the target account(s).

You may terminate the DCA program at any time. If you terminate the DCA program and money remains in the DCA Fixed Account(s), we transfer the remaining money according to your current allocation instructions on file.

The DCA program is designed to lessen the impact of market fluctuations on your investment. However, the DCA program can neither guarantee a profit nor protect your investment against a loss. When you elect the DCA program, you are continuously investing in securities fluctuating at different price levels. You should consider your tolerance for investing through periods of fluctuating price levels.

     EXAMPLE OF DCA PROGRAM:

     Assume that you want to move $750 each month from one Variable Portfolio to another Variable Portfolio over six months. You set up a DCA program and purchase Accumulation Units at the following values:

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            MONTH             ACCUMULATION UNIT          UNITS PURCHASED
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              1                     $ 7.50                     100
              2                     $ 5.00                     150
              3                     $10.00                      75
              4                     $ 7.50                     100
              5                     $ 5.00                     150
              6                     $ 7.50                     100
    -------------------------------------------------------------------------

     You paid an average price of only $6.67 per Accumulation Unit over six months, while the average market price actually was $7.08. By investing an equal amount of money each month, you automatically buy more Accumulation Units when the market price is low and fewer Accumulation Units when the market price is high. This example is for illustrative purposes only.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE DCA PROGRAM AT ANY
TIME.

POLARIS PORTFOLIO ALLOCATOR PROGRAM

PROGRAM DESCRIPTION

The Polaris Portfolio Allocator program may be offered to you at no additional cost to assist in diversifying your investment across various asset classes. The Polaris Portfolio Allocator program allows you to choose from one of the four Portfolio Allocator models designed to assist in meeting your stated investment goals. Each Portfolio Allocator model is comprised of a carefully selected combination of Variable Portfolios representing various asset classes. The Portfolio Allocator models allocate amongst the various asset classes to attempt to match a stated investment time horizon and risk tolerance. Please consult your financial representative about investment in the Polaris Portfolio Allocator program.

ENROLLING IN THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

You may enroll in the Polaris Portfolio Allocator program by selecting the Portfolio Allocator model on the contract application form. You and your financial representative should determine the model most appropriate for you based on your financial needs, risk tolerance and investment time horizon. You may request to discontinue the use of a model by providing a written reallocation request, calling our Annuity Service Center or logging onto our website.

You may also choose to invest gradually into a Portfolio Allocator model through the DCA program. SEE THE DOLLAR COST AVERAGING PROGRAM ABOVE.

You may only invest in one Portfolio Allocator model at a time. Participation in this program requires that you invest 100% of your initial Purchase Payment and subsequent Purchase Payment(s) in a Portfolio Allocator model. If you attempt to split your investment in one or more Portfolio Allocator models, your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. Additionally, if you invest in any Variable Portfolios in addition to investing in a Portfolio Allocator model, such an investment may no longer be consistent with the Portfolio Allocator model's intended objectives.

You can transfer 100% of your investment from one Portfolio Allocator model to a different Portfolio Allocator model at any time.

WITHDRAWALS

You may request withdrawals, as permitted by your contract, which will be taken proportionately from each of the allocations in the selected Portfolio Allocator model unless otherwise indicated in your withdrawal instructions. If you choose to make a non-proportional withdrawal from the Variable Portfolios in the Portfolio Allocator model, your investment may no longer be consistent with the Portfolio

Allocator model's intended objectives. Withdrawals may be subject to a withdrawal charge. Withdrawals may also be taxable and a 10% IRS penalty may apply if you are under age 59 1/2.

REBALANCING THE MODELS

You can elect to have your investment in the Portfolio Allocator models rebalanced quarterly, semi-annually, or annually to maintain the target asset allocation among the Variable Portfolios of the model you selected. If you choose to make investments outside of a Portfolio Allocator model, only those Variable Portfolios within the Portfolio Allocator model you selected will be rebalanced. Investments in other Variable Portfolios not included in the Portfolio Allocator model cannot be rebalanced if you wish to maintain your current Portfolio Allocator model allocations.

Over time, the Portfolio Allocator model you select may no longer align with its original investment objective due to the effects of Variable Portfolio performance, changes in the Variable Portfolios, and the ever-changing investment markets. Therefore, if you do not elect to have your investment in the Portfolio Allocator model rebalanced at least annually, then your investment may no longer be consistent with the Portfolio Allocator model's intended objectives. In addition, your investment needs may change. You should consult with your financial representative about how to keep your Portfolio Allocator model's allocations in line with your investment goals.

IMPORTANT INFORMATION ABOUT THE POLARIS PORTFOLIO ALLOCATOR PROGRAM

The Portfolio Allocator models are not intended as ongoing advice about investing in the Variable Portfolios, and we do not provide investment advice regarding whether a Portfolio Allocator model should be revised or whether it remains appropriate to invest in accordance with any particular Portfolio Allocator model.

The Polaris Portfolio Allocator program does not guarantee greater or more consistent returns. Future market and asset class performance may differ from the historical performance upon which the Portfolio Allocator models may have been built. Also, allocation to a single asset class may outperform a model, so that you could have better investment returns investing in a single asset class than in a Portfolio Allocator model. However, such a strategy may involve a greater degree of risk because of the concentration of similar securities in a single asset class. Further, there can be no assurance that any Variable Portfolio chosen for a particular Portfolio Allocator model will perform well or that its performance will closely reflect that of the asset class it is designed to represent.

The Portfolio Allocator models represent suggested allocations that are provided to you as general guidance. You should work with your financial representative in determining if one of the Portfolio Allocator models meets your financial needs, investment time horizon, and is consistent with your risk tolerance level. Information concerning the specific Portfolio Allocator models can be obtained from your financial representative.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE POLARIS PORTFOLIO ALLOCATOR PROGRAM AT ANY TIME.

POLARIS PORTFOLIO ALLOCATOR MODELS

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VARIABLE PORTFOLIOS   MODEL 1    MODEL 2    MODEL 3    MODEL 4
---------------------------------------------------------------
 American Funds
   Global Growth
   SAST                   4%         5%         6%         8%
---------------------------------------------------------------
 American Funds
   Growth SAST            3%         4%         4%         5%
---------------------------------------------------------------
 American Funds
   Growth-Income
   SAST                   4%         5%         6%         8%
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 Capital
   Appreciation           2%         2%         3%         3%
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 Cash Management          2%         0%         0%         0%
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 Corporate Bond           8%         6%         5%         0%
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 Davis Venture Value      4%         5%         5%         6%
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 Emerging Markets         0%         0%         2%         3%
---------------------------------------------------------------
 Foreign Value            4%         6%         7%         8%
---------------------------------------------------------------
 Global Bond              4%         3%         0%         0%
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 Government and
   Quality Bond          12%         7%         4%         0%
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 Growth
   Opportunities          2%         3%         4%         5%
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 High-Yield Bond          4%         3%         0%         0%
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 International
   Growth & Income        4%         5%         6%         8%
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 Lord Abbett Growth
   and Income             2%         2%         3%         3%
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 MFS Massachusetts
   Investors Trust        4%         5%         6%         7%
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 Mid-Cap Growth           0%         0%         0%         3%
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 Real Estate              3%         4%         4%         5%
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 Small & Mid Cap
   Value                  6%         7%         7%         8%
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 Small Company Value      0%         2%         3%         4%
---------------------------------------------------------------
 Total Return Bond       17%        13%        11%         2%
---------------------------------------------------------------
 Van Kampen LIT
   Comstock, Class
   II Shares              4%         5%         6%         6%
---------------------------------------------------------------
 Van Kampen LIT
   Growth and
   Income, Class II
   Shares                 7%         8%         8%         8%
---------------------------------------------------------------
TOTAL                   100%       100%       100%       100%
---------------------------------------------------------------

The Polaris Portfolio Allocator models and their respective investment allocations amongst the Variable Portfolios listed above are current as of the date of this prospectus. The investments in each Polaris Portfolio Allocator model are reallocated annually on or about May 1. However, once you invest in a Polaris Portfolio Allocator model, your investments are considered "static" because the Variable Portfolios and the percentages of contract value allocated to each Variable Portfolio within a model will not be changed by us.

TRANSFERS DURING THE ACCUMULATION PHASE

Subject to our rules, restrictions and policies described below, during the Accumulation Phase you may transfer funds between the Variable Portfolios and/or any available Fixed Accounts by telephone
(800) 445-SUN2, through the Company's website (www.aigsunamerica.com), or in writing by mail or facsimile. All transfer instructions submitted via facsimile must be sent to (818) 615-1543; otherwise they will not be considered received by us. We may accept transfers by telephone or the Internet unless you tell us not to on your contract application. When receiving instructions over the telephone or the Internet, we have procedures to provide reasonable assurance that the transactions executed are genuine. Thus, we are not responsible for any claim, loss or expense from any error resulting from instructions received over the telephone or the Internet. If we fail to follow our procedures, we may be liable for any losses due to unauthorized or fraudulent instructions.

Any transfer request will be priced as of the day it is received by us in Good Order if the request is received before Market Close. If the transfer request is received after Market Close, the request will be priced as of the next business day.

Funds already in your contract cannot be transferred into the DCA Fixed
Accounts.

You must transfer at least $100 per transfer. If less than $100 remains in any Variable Portfolio after a transfer, that amount must be transferred as well.

There is no charge for your first 15 transfers. We charge for transfers in excess of 15 in any contract year. The fee is $25 for each transfer exceeding this limit. Transfers resulting from your participation in the DCA or Automatic Asset Rebalancing programs are not counted towards the number of free transfers per contract year.

SHORT-TERM TRADING POLICIES

We do not want to issue this variable annuity contract to contract owners engaged in trading strategies that seek to benefit from short-term price fluctuations or price inefficiencies in the Variable Portfolios of this product ("Short-Term Trading") and we discourage Short-Term Trading as more fully described below. However, we cannot always anticipate if a potential contract owner intends to engage in Short-Term Trading. Short-Term Trading may create risks that may result in adverse effects on investment return of the Underlying Fund in which a Variable Portfolio invests. Such risks may include, but are not limited to: (1) interference with the management and planned investment strategies of an Underlying Fund; (2) dilution of the interests in the Underlying Fund due to practices such as "arbitrage"; and/or (3) increased brokerage and administrative costs due to forced and unplanned fund turnover. These circumstances may reduce the value of the Variable Portfolio. In addition to negatively impacting the Owner, a reduction in contract value may also be harmful to Annuitants and/or Beneficiaries.

We have adopted the following administrative procedures to discourage Short-Term Trading which are summarized below.

The first 15 transfers in a rolling 12-month look-back period ("12-Month Rolling Period") can be made by telephone, through the Company's website, or in writing by mail or by facsimile. The 15th transfer in a 12-Month Rolling Period triggers the U.S. Mail method of transfer. Therefore, once you make the 15th transfer in a 12-Month Rolling Period, all transfers must be submitted by United States Postal Service first-class mail ("U.S. Mail") for 12-months following the date of the 15th transfer ("Standard U.S. Mail Policy").

For example, if you made a transfer on August 16, 2007 and within the previous twelve months (from August 17, 2006 forward) you made 15 transfers including the August 16th transfer, then all transfers made for twelve months after August 16, 2007 must be submitted by U.S. Mail (from August 17, 2007 through August 16,
2008).

U.S. Mail includes any U.S. Postal Service delivery method that offers delivery no sooner than U.S. Postal Service first-class mail, as determined in the Company's sole discretion. We will not accept transfer requests sent by any other medium except U.S. Mail during this 12-month period. Transfer requests required to be submitted by U.S. Mail can only be cancelled by a written request sent by U.S. Mail with the appropriate paperwork received prior to the execution of the transfer.

All transfers made on the same day prior to Market Close are considered one transfer request for purposes of applying the Short-Term Trading policy and calculating the number of free transfers. Transfers resulting from your participation in the DCA or Asset Rebalancing programs are not included for the purposes of determining the number of transfers before applying the Standard U.S. Mail Policy.

We apply the Standard U.S. Mail Policy uniformly and consistently to all contract owners except for omnibus group contracts as described below.

We believe that the Standard U.S. Mail Policy is a sufficient deterrent to Short-Term Trading. However, we may become aware of transfer patterns among the Variable Portfolios and/or Fixed Accounts which appear to be Short-Term Trading or otherwise detrimental to the Variable Portfolios but have not yet triggered the limitations of the Standard U.S. Mail Policy described above. If such transfer activity comes to our attention, we may require you to adhere to our Standard U.S. Mail Policy prior to reaching the specified number of transfers ("Accelerated U.S. Mail Policy"). To the extent we become aware of Short-Term Trading activities which cannot be reasonably controlled solely by the Standard U.S. Mail Policy or the Accelerated U.S. Mail Policy, we reserve the right to evaluate, in our sole discretion, whether to: (1) impose further limits on the size, manner, number and/or frequency of transfers you can make; (2) impose minimum holding periods; (3) reject any Purchase Payment or transfer request;
(4) terminate your transfer privileges; and/or (5) request that you surrender your contract. We will notify you in writing if your transfer privileges are terminated. In addition, we reserve the right not to accept or otherwise restrict transfers from a third party acting for you and not to accept pre-authorized transfer forms.

Some of the factors we may consider when determining whether to accelerate the Standard U.S. Mail Policy, reject transfers or impose other conditions on transfer privileges include:

     (1) the number of transfers made in a defined period;

     (2) the dollar amount of the transfer;

     (3) the total assets of the Variable Portfolio involved in the transfer and/or transfer requests that represent a significant portion of the total assets of the Variable Portfolio;

     (4) the investment objectives and/or asset classes of the particular Variable Portfolio involved in your transfers;

     (5) whether the transfer appears to be part of a pattern of transfers to take advantage of short-term market fluctuations or market inefficiencies;

     (6) the history of transfer activity in the contract or in other contracts we may offer; and/or

     (7) other activity, as determined by us, that creates an appearance, real or perceived, of Short-Term Trading or the possibility of Short-Term Trading.

Notwithstanding the administrative procedures above, there are limitations on the effectiveness of these procedures. Our ability to detect and/or deter Short-Term Trading is limited by operational systems and technological limitations, as well as our ability to predict strategies employed by contract owners (or those acting on their behalf) to avoid detection. We cannot guarantee that we will detect and/or deter all Short-Term Trading and it is likely that some level of Short-Term Trading will occur before it is detected and steps are taken to deter it. To the extent that we are unable to detect and/or deter Short-Term Trading, the Variable Portfolios may be negatively impacted as described above. Additionally, the Variable Portfolios may be harmed by transfer activity related to other insurance companies and/or retirement plans or other investors that invest in shares of the Underlying Fund. Moreover, our ability to deter Short-Term Trading may be limited by decisions by state regulatory bodies and court orders which we cannot predict. You should be aware that the design of our administrative procedures involves inherently subjective decisions which we attempt to make in a fair and reasonable manner consistent with the interests of all owners of this contract. We do not enter into agreements with contract owners whereby we permit or intentionally disregard Short-Term Trading.

The Standard and Accelerated U.S. Mail Policies are applied uniformly and consistently to contract owners utilizing third party trading services/strategies performing asset allocation services for a number of contract owners at the same time. You should be aware that such third party trading services may engage in transfer activities that can also be detrimental to the Variable Portfolios, including trading relatively large groups of contracts simultaneously. These transfer activities may not be intended to take advantage of short-term price fluctuations or price inefficiencies. However, such activities can create the same or similar risks as Short-Term Trading and negatively impact the Variable Portfolios as described above.

Omnibus group contracts may invest in the same Underlying Funds available in your contract but on an aggregate, not individual basis. Thus, we have limited ability to detect Short-Term Trading in omnibus group contracts and the Standard U.S. Mail Policy does not apply to these contracts. Our inability to detect Short-Term Trading may negatively impact the Variable Portfolios as described above.

WE RESERVE THE RIGHT TO MODIFY THE POLICIES AND PROCEDURES DESCRIBED IN THIS SECTION AT ANY TIME. To the extent that we exercise this reservation of rights, we will do so uniformly and consistently unless we disclose otherwise.

UNDERLYING FUNDS' SHORT-TERM TRADING POLICIES

Please note that the Underlying Funds have their own policies and procedures with respect to frequent purchases and redemptions of their respective shares. We reserve the right to enforce these Underlying Fund policies and procedures, including, but not limited to, the right to collect a redemption fee on shares of the Underlying Fund if imposed by such Fund's Board of Trustees/Directors. As of the date of this prospectus, none of the Underlying Funds impose a redemption fee. We also reserve the right to reject, with or without prior notice, any purchase, transfer or allocation into a Variable Portfolio if the corresponding Underlying Fund will not accept such purchase, transfer or allocation for any reason. The prospectuses for the Underlying Funds describe these procedures, which may be different among Underlying Funds and may be more or less restrictive than our policies and procedures.

Under rules adopted by the Securities and Exchange Commission, we also have written agreements with the Underlying Funds that obligate us to, among other things, provide the Underlying Funds promptly upon request certain information about you (e.g., your social security number) and your trading activity. In addition, we are obligated to execute instructions from the Underlying Funds to restrict or prohibit further purchases or transfers in an Underlying Fund under certain circumstances.

Many investments in the Underlying Funds outside of these contracts are omnibus orders from intermediaries such as other separate accounts or retirement plans. If an Underlying Fund's policies and procedures fail to successfully detect and discourage Short-Term trading, there may be a negative impact to the owners of the Underlying Fund. If an Underlying Fund believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in Short-Term Trading, the Underlying Fund may reject the entire omnibus order and delay or prevent us from implementing your transfer request.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

AUTOMATIC ASSET REBALANCING PROGRAM

Market fluctuations may cause the percentage of your investment in the Variable Portfolios to differ from your original allocations. Under the Automatic Asset Rebalancing program, your investments in the Variable Portfolios are periodically rebalanced to return your allocations to the percentages given at your last instruction for no additional charge. Automatic Asset Rebalancing typically involves shifting a portion of your money out of a Variable Portfolio with a higher return into a Variable Portfolio with a lower return. At your request, rebalancing occurs on a quarterly, semiannual or annual basis. Transfers resulting from your participation in this program are not counted against the number of free transfers per contract year. If you elect certain optional living benefits, we will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. PLEASE SEE MARKETLOCK INCOME PLUS AND MARKETLOCK FOR LIFE PLUS BELOW.

     EXAMPLE OF AUTOMATIC ASSET REBALANCING PROGRAM:

     Assume that you want your initial Purchase Payment split between two Variable Portfolios. You want 50% in a bond Variable Portfolio and 50% in a stock Variable Portfolio. Over the next calendar quarter, the bond market does very well while the stock market performs poorly. At the end of the calendar quarter, the bond Variable Portfolio now represents 60% of your holdings because it has increased in value and the growth Variable Portfolio represents 40% of your holdings. If you chose quarterly rebalancing, on the last day of that quarter, we would sell some of your Accumulation Units in the bond Variable Portfolio to bring its holdings back to 50% and use the money to buy more Accumulation Units in the stock Variable Portfolio to increase those holdings to 50%.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE AUTOMATIC ASSET REBALANCING PROGRAM AT ANY TIME.

RETURN PLUS PROGRAM

The Return Plus program, available only if we are offering multi-year Fixed Accounts, allows you to invest in one or more Variable Portfolios without directly putting your Purchase Payment at risk. The program, available for no additional charge, accomplishes this by allocating your investment strategically between the Fixed Accounts and Variable Portfolios. You decide how much you want to invest and approximately when you want a return of Purchase Payments. We calculate how much of your Purchase Payment to allocate to the particular Fixed Account to ensure that it grows to an amount equal to your total Purchase Payment invested under this program. We invest the rest of your Purchase Payment in the Variable Portfolio(s) according to your allocation instructions.

     EXAMPLE OF RETURN PLUS PROGRAM:

     Assume that you want to allocate a portion of your initial Purchase Payment of $100,000 to a multi-year Fixed Account. You want the amount allocated to the multi-year Fixed Account to grow to $100,000 in 3 years. If the 3-year Fixed Account is offering a 4% interest rate, Return Plus will allocate $88,900 to the 7-year Fixed Account to ensure that this amount will grow to $100,000 at the end of the 3-year period. The remaining $11,100 may be allocated among the Variable Portfolios according to your allocation instructions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE RETURN PLUS PROGRAM AT ANY TIME.

VOTING RIGHTS

The Company is the legal owner of the Trusts' shares. However, when an Underlying Fund solicits proxies in conjunction with a shareholder vote, we must obtain your instructions on how to vote those shares. We vote all of the shares we own in proportion to your instructions. This includes any shares we own on our own behalf. Should we determine that we are no longer required to comply with these rules, we will vote the shares in our own right.

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                              ACCESS TO YOUR MONEY
        ----------------------------------------------------------------
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You can access money in your contract by making a partial or total withdrawal, and/or by receiving annuity income payments during the Income Phase. SEE ANNUITY INCOME OPTIONS BELOW. Any request for withdrawal will be priced as of the day it is received by us in Good Order at the Annuity Service Center, if the request is received before Market Close. If the request for withdrawal is received after Market Close, the request will be priced as of the next business day.

Generally, we deduct a withdrawal charge applicable to any partial or total withdrawal made before the end of the withdrawal charge period. If you surrender your contract, we also deduct premium taxes, if applicable, and a contract maintenance fee, if applicable. SEE EXPENSES BELOW.

If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. SEE OPTIONAL LIVING BENEFITS BELOW.

FREE WITHDRAWAL PROVISION

Your contract provides for a free withdrawal amount each year. A free withdrawal amount, as defined below, is the portion of your contract that we allow you to take out each year without being charged a withdrawal charge. The free withdrawal amount does not reduce the basis used to calculate future annual free withdrawals or the withdrawal charges applicable upon a full surrender of your contract. As a result, if you surrender your contract in the future, and withdrawal charges are still applicable, you will not receive the benefit of any previous free withdrawals upon a full surrender.

Withdrawals of Purchase Payments made prior to the end of the withdrawal charge schedule, that are in excess of your free withdrawal amount will result in a withdrawal charge. The amount of the withdrawal charge and how it applies are discussed more fully in the EXPENSES section below. Before purchasing this contract, you should consider the effect of withdrawal charges on your investment if you need to withdraw more money than the free withdrawal amount. You should fully discuss this decision with your financial representative.

To determine your free withdrawal amount and your withdrawal charge, we refer to two special terms: "penalty-free earnings" and "total invested amount."

Penalty-free earnings are equal to your contract value less your total invested amount and may be withdrawn free of a withdrawal charge at any time, including upon a full surrender of your contract. Purchase Payments that are no longer subject to a withdrawal charge and not previously withdrawn may also be withdrawn free of a withdrawal charge at any time. The total invested amount is the sum of all Purchase Payments less portions of prior withdrawals that reduce your total invested amount as follows:

     - Free withdrawals in any year that were in excess of your penalty-free earnings and were based on the portion of the total invested amount that was no longer subject to withdrawal charges at the time of the withdrawal; and

     - Any prior withdrawals (including withdrawal charges applicable to those withdrawals) of the total invested amount on which you already paid a withdrawal charge.

When you make a withdrawal, we deduct it from penalty-free earnings first, any remaining penalty-free withdrawal amount, and then from the total invested amount on a first-in, first-out basis. This means that you can also access your Purchase Payments, which are no longer subject to a withdrawal charge before those Purchase Payments, which are still subject to the withdrawal charge.

During the first year after we issue your contract, your free withdrawal amount is the greater of:

     (1) your penalty-free earnings; or

     (2) if you are participating in the Systematic Withdrawal program, a total of 10% of your total invested amount.

After the first contract year, your annual free withdrawal amount is the greater of:

     (1) your penalty-free earnings and any portion of your total invested amount no longer subject to a withdrawal charge; or

     (2) 10% of the portion of your total invested amount that has been in your contract for at least one year.

Although amounts withdrawn free of a withdrawal charge under the 10% provision may reduce Purchase Payments for purposes of calculating amounts available for future withdrawals of earnings, they do not reduce the amount you invested for purposes of calculating the withdrawal charge if you surrender your contract. As a result, if you surrender your contract in the future and withdrawal charges are still applicable, any previous free withdrawals would then be subject to applicable withdrawal charges. We calculate charges upon surrender of the contract on the day after we receive your request and your contract. We return to you your contract value less any applicable fees and charges.

When you make a withdrawal, we return the portion of contract value withdrawn less any applicable fees and charges.

The withdrawal charge percentage is determined by the number of years the Purchase Payment has been in the contract at the time of the withdrawal. SEE EXPENSES BELOW. For the purpose of calculating the withdrawal charge, any prior free withdrawal is not subtracted from the total Purchase Payments still subject to withdrawal charges.

For example, you make an initial Purchase Payment of $100,000. For purposes of this example we will assume a 0% growth rate over the life of the contract, no subsequent Purchase Payments and no election of optional features. In contract year 2, you take out your maximum free withdrawal of $10,000. After that free withdrawal your contract value is $90,000. In the 3rd contract year, you request a total withdrawal of your contract. We will apply the following calculation:

A-(B x C)=D, where:

    A=Your contract value at the time of your request for withdrawal ($90,000)

    B=The amount of your Purchase Payments still subject to withdrawal charge
      ($100,000)

    C=The withdrawal charge percentage applicable to the age of each Purchase
      Payment (assuming 6% is the applicable percentage) [B x C=$6,000]

    D=Your full contract value ($84,000) available for total withdrawal

If you have elected an optional living benefit, you should consider the impact of your withdrawals on the benefit. SEE OPTIONAL LIVING BENEFITS BELOW.

If you surrender your contract, we may also deduct any premium taxes, if applicable. PLEASE SEE EXPENSES BELOW.

Under most circumstances, the partial withdrawal minimum is $1,000. We require that the value left in any Variable Portfolio or Fixed Accounts be at least $100, after the withdrawal and your total contract value must be at least $2,500. The request for withdrawal must be in writing and sent to the Annuity Service Center. For withdrawals of $500,000 and more, you must submit a signature guarantee at the time of your request. Unless you provide us with different instructions, partial withdrawals will be made proportionately from each Variable Portfolio and the Fixed Account in which you are invested. In the event that a proportionate partial withdrawal would cause the value of any Variable Portfolio or Fixed Account investment to be less than $100, we will contact you to obtain alternate instructions on how to structure the withdrawal.

Withdrawals made prior to age 59 1/2 may result in a 10% IRS penalty tax. SEE TAXES BELOW. Under certain Qualified plans, access to the money in your contract may be restricted.

We may be required to suspend or postpone the payment of a withdrawal for any period of time when: (1) the NYSE is closed (other than a customary weekend and holiday closings); (2) trading with the NYSE is restricted; (3) an emergency exists such that disposal of or determination of the value of shares of the Variable Portfolios is not reasonably practicable; (4) the SEC, by order, so permits for the protection of contract owners.

Additionally, we reserve the right to defer payments for a withdrawal from a Fixed Account for up to six months.

SYSTEMATIC WITHDRAWAL PROGRAM

During the Accumulation Phase, you may elect to receive periodic withdrawals under the Systematic Withdrawal program for no additional charge. Under the program, you may choose to take monthly, quarterly, semi-annual or annual payments from your contract. Electronic transfer of these withdrawals to your bank account is also available. The minimum amount of each withdrawal is $100. There must be at least $2,500 remaining in your contract at all times. Withdrawals may be taxable and a 10% federal penalty tax may apply if you are under age 59 1/2. A withdrawal charge may apply if the amount of the periodic withdrawals in any year exceeds the free withdrawal amount permitted each year. SEE ACCESS TO YOUR MONEY ABOVE AND SEE EXPENSES BELOW.

The program is not available to everyone. Please contact our Annuity Service Center which can provide the necessary enrollment forms.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SYSTEMATIC WITHDRAWAL PROGRAM AT ANY TIME.

NURSING HOME WAIVER

If you are confined to a nursing home for 60 days or longer, we may waive the withdrawal charge on certain withdrawals prior to the Annuity Date. The waiver applies only to withdrawals made while you are in a nursing home or within 90 days after you leave the nursing home. You cannot use this waiver during the first 90 days after your contract is issued. In addition, the confinement period for which you seek the waiver must begin after you purchase your contract. We will only waive the withdrawal charges on withdrawals or surrenders of contract value paid directly to the contract owner, and not to a third party or other financial services company.

In order to use this waiver, you must submit with your withdrawal request to the Annuity Service Center, the following documents: (1) a doctor's note recommending admittance to a nursing home; (2) an admittance form which shows the type of facility you entered; and (3) a bill from the nursing home which shows that you met the 60-day confinement requirement.

MINIMUM CONTRACT VALUE

Where permitted by state law, we may terminate your contract if your contract value is less than $2,500 as a result of withdrawals and/or fees and charges. We will provide you with sixty days written notice that your contract is being terminated. At the end of the notice period, we will distribute the contract's remaining value to you.

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                            OPTIONAL LIVING BENEFITS
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YOU MAY ELECT ONE OF THE OPTIONAL LIVING BENEFITS DESCRIBED BELOW FOR AN ADDITIONAL FEE. THESE FEATURES ARE DESIGNED TO PROTECT A PORTION OF YOUR INVESTMENT IN THE EVENT YOUR CONTRACT VALUE DECLINES DUE TO UNFAVORABLE INVESTMENT PERFORMANCE DURING THE ACCUMULATION PHASE AND BEFORE A DEATH BENEFIT IS PAYABLE. IN ADDITION, THESE FEATURES CAN PROVIDE A GUARANTEED INCOME STREAM AND OTHER BENEFITS. PLEASE SEE THE DESCRIPTIONS BELOW FOR DETAILED INFORMATION.

MarketLock For Two and Polaris Income Rewards are no longer offered in new contracts. If you elected MarketLock For Two or Polaris Income Rewards, please see the Statement of Additional Information for details regarding these features.

MARKETLOCK INCOME PLUS

What is MarketLock Income Plus?

MarketLock Income Plus is an optional guaranteed minimum withdrawal feature, available for an additional fee. The feature is designed to help you create a guaranteed income stream that will last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero, provided withdrawals taken are within the parameters of the feature. MarketLock Income Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on MarketLock Income Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received during the contract's first five years are included in the Income Base.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if withdrawals taken are in excess of the Maximum Annual Withdrawal Amount allowable by the feature. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. PLEASE SEE ACCESS TO YOUR MONEY ABOVE.

In addition, any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered Excess Withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

Please note that this feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any other additional restrictions.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK INCOME PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS. WE ALSO RESERVE THE RIGHT TO MODIFY MARKETLOCK INCOME PLUS AT TIME OF EXTENSION FOR EXISTING CONTRACTS.

When and how may I elect MarketLock Income Plus?

You may elect MarketLock Income Plus at the time of contract issue for immediate effectiveness. If we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). If MarketLock Income Plus is not approved in your state as of the date of this prospectus, you may elect the feature after you purchase your contract provided the state approval occurs before your first contract anniversary. We will contact you to let you know when the feature is approved in your state.

You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock Income Plus as the "Covered Person(s)." If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitant(s). To elect this feature, Covered Persons must meet the age requirement. The age requirement varies depending on the type of contract you purchase and the number of Covered Persons. The tables below provide the age requirement for this feature.

IF YOU ELECT ONE COVERED PERSON:

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                           COVERED PERSON
                      ------------------------
                        MINIMUM      MAXIMUM
                          AGE        AGE(1)
----------------------------------------------
     One Owner            45           80
----------------------------------------------
    Joint Owners
(based on the age of      45           80
   the older Owner)
----------------------------------------------

IF YOU ELECT TWO COVERED PERSONS:

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                         COVERED PERSON #1         COVERED PERSON #2
                      --------------------------------------------------
                        MINIMUM      MAXIMUM      MINIMUM      MAXIMUM
                          AGE        AGE(1)         AGE        AGE(1)
------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners          45           80           45           85
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   NON-QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
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     QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
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(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) The age requirement is based solely on the single owner for purposes of issuing the contract with the feature. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock Income Plus work?

MarketLock Income Plus locks-in the greater of two values in determining the Income Base, defined below. The Income Base determines the basis of the Covered Person(s)' guaranteed lifetime benefit which may be taken in a series of withdrawals. Each consecutive one-year period starting from the Effective Date is considered a Benefit Year. A new Income Base is automatically locked-in each year on each Benefit Year anniversary during the first 5 Benefit Years following the Effective Date based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by any available Income Credit. MarketLock Income Plus is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock Income Plus.

You may elect to extend both the Income Base Evaluation Period and the Income Credit Period over which the feature locks-in either the highest Anniversary Value or Income Base plus any Income Credit for two additional five year periods provided that you are age 85 or younger at the time of each extension ("First Extension and Second Extension"). After election of the First Extension and the Second Extension, you may elect to extend only the Income Base Evaluation Period over which the feature locks-in the highest Anniversary Value ("Subsequent Extension(s)") provided that you are age 85 or younger at the time of each Subsequent Extension. As a result, the Income Credit Period is not available for Subsequent Extensions.

New fees and other conditions may apply upon extension. We guarantee that the current fee, as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension. IF YOU ELECT EXTENSIONS, YOU MUST CONTACT US IN WRITING BEFORE THE END OF EACH EVALUATION PERIOD. Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" below.

Is there an additional guarantee if I do not take withdrawals for 10 years?

Yes, there is an additional guarantee if you do not take any withdrawals before the 10th Benefit Year anniversary. On the 10th Benefit Year anniversary following the Effective Date, the Income Base, and if applicable, the Income Credit Base, will be increased to equal at least 200% of your first Benefit Year's Eligible Purchase Payments ("Minimum Income Base"), if you elect the feature at contract issue. If you elect the feature after contract issue, the Minimum Income Base is equal to 200% of the contract value as of the Effective Date. You do not need to elect extensions in order to be eligible to receive the Minimum Income Base.

What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the tables below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

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 AGE OF THE COVERED PERSON AT           MAXIMUM ANNUAL
   TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
--------------------------------------------------------------
    Prior to 62nd birthday            4% of Income Base
--------------------------------------------------------------
  On or after 62nd birthday           5% of Income Base
--------------------------------------------------------------

Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:

-----------------------------------------------------------------
AGE OF THE YOUNGER COVERED PERSON
   OR SURVIVING COVERED PERSON             MAXIMUM ANNUAL
   AT TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
-----------------------------------------------------------------
    Prior to 62nd birthday               4% of Income Base
-----------------------------------------------------------------
   On or after 62nd birthday             5% of Income Base
-----------------------------------------------------------------

If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract) is greater than the Maximum Annual Withdrawal Amount in any given Benefit Year, no portion of the RMD will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a Benefit Year that is more than the greater of both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an Excess Withdrawal. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" below.

Are there investment requirements if I elect MarketLock Income Plus?

Yes, as long as the feature is in effect, you may comply with investment requirements by allocating your investments in one of three ways:

     1. Invest 100% in the Cash Management Variable Portfolio; or

     2. Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3; or

     3. Invest 100% in one or a combination of the following Variable
        Portfolios: American Funds Asset Allocation SAST, Asset Allocation, Balanced, Franklin Income

        Securities Fund, Franklin Templeton VIP Founding Funds Allocation Fund, and MFS Total Return

If we offer additional allocations that comply with investment requirements in the future, we will give you the opportunity to allocate your investments accordingly.

The Polaris Portfolio Allocator Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Polaris Portfolio Allocator Models are suited for your financial needs and risk tolerance. For details regarding the investment allocations of the Polaris Portfolio Allocator Models, PLEASE SEE POLARIS PORTFOLIO ALLOCATOR PROGRAM ABOVE.

Your allocation instructions accompanying any Purchase Payment must comply with the investment requirements, described above, in order for your application or subsequent Purchase Payment(s) to be considered in Good Order. Please see ALLOCATION OF PURCHASE PAYMENTS above. We will automatically enroll you in the Automatic Asset Rebalancing Program with quarterly rebalancing. We require quarterly rebalancing because market performance and transfer and withdrawal activity may result in your contract's allocations going outside these restrictions. Quarterly rebalancing will ensure that your allocations will continue to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements listed above, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment; we will implement the last compliant instructions at the next rebalancing. Please see AUTOMATIC ASSET REBALANCING PROGRAM above. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent that Variable Portfolios are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements due to deletions, substitutions, mergers or reorganizations at least 30 days in advance.

How are the components for MarketLock Income Plus calculated?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any Payment Enhancements and/or spousal continuation contributions; however, Payment Enhancements and continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE PAYMENT ENHANCEMENT ABOVE AND SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

Second, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the Income Credit. The Income Base Evaluation Period is the period of time over which we consider Anniversary Values and if applicable and greater, the Income Base plus any available Income Credit. The initial Income Credit Period and the initial Income Base Evaluation Period begin on the Effective Date and end 5 years later. You may elect to extend both the Income Base Evaluation Period and the Income Credit Period at the end of the initial Income Base Evaluation Period and initial Income Credit Period, and after election of the First Extension, you may elect a Second Extension. Subsequent Extensions apply to only the Income Base Evaluation Period. Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" below.

Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

Fourth, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. In each subsequent Benefit Year, the Income Base equals the Income Base at the beginning of the Benefit Year plus any subsequent Eligible Purchase Payments made during that Benefit Year, less proportionate adjustments for Excess Withdrawals that occurred during that Benefit Year. On each Benefit Year anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit as defined below. Please see "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" and"WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" below.

Fifth, we determine the INCOME CREDIT BASE which is used solely as a basis for calculating the Income Credit during an Income Credit Period. The initial Income Credit Base is equal to the first Eligible Purchase Payment. If the feature is elected after contract issue, the initial Income Credit Base is the contract value on the Effective Date. Please see "HOW CAN THE INCOME BASE AND INCOME CREDIT BASE BE INCREASED?" below.

Sixth, we determine the INCOME CREDIT which is an amount equal to 7% ("Income Credit Percentage") of the Income Credit Base, on each Benefit Year anniversary. If you take withdrawals in a Benefit Year that are less than or equal to the Maximum Annual Withdrawal Amount, the Income Credit Percentage on the Benefit Year anniversary is reduced by a percentage calculated as the sum of all withdrawals taken during the preceding Benefit Year, divided by the Income Base, prior to the determining the Income Base for the next Benefit Year. If you take a withdrawal that is greater than the Maximum Annual Withdrawal Amount in the preceding Benefit Year, the Income Credit is equal to zero. PLEASE SEE THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX BELOW.

Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year following the Effective Date without reducing the Income Base, and if applicable, the Income Credit Base. The Maximum Annual Withdrawal Amount is calculated by multiplying the Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. Please see "HOW DO INCREASES AND DECREASES IN THE INCOME BASE IMPACT THE MAXIMUM ANNUAL WITHDRAWAL AMOUNT?" below.

How can the Income Base and Income Credit Base be increased?

On each Benefit Year anniversary during an Income Base Evaluation Period, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit.

Maximum Anniversary Value equals the highest Anniversary Value on any Benefit Year anniversary occurring during an Income Base Evaluation Period. On each Benefit Year anniversary during an Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than (a), (b), and (c), where:

     (a) is the cumulative Eligible Purchase Payments; and

     (b) is the current Income Base, increased by the Income Credit, if any; and

     (c) is all previous Anniversary Values during any Income Base Evaluation Period.

On each Benefit Year anniversary during the Income Credit Period, we determine the amount to which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

     (a) the Income Base calculated based on the maximum Anniversary Value; and

     (b) the current Income Base plus the Income Credit.

If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

INCREASES TO YOUR INCOME BASE OCCUR ON BENEFIT YEAR ANNIVERSARIES AS DESCRIBED ABOVE. YOUR INCOME BASE WILL NOT INCREASE EVEN IF YOUR CONTRACT VALUE ON DAYS OTHER THAN THE BENEFIT YEAR ANNIVERSARY WAS GREATER THAN YOUR INCOME BASE ON THE BENEFIT YEAR ANNIVERSARY.

The Income Base Evaluation Period and the Income Credit Period can both be extended at the First Extension and if you elected the First Extension, at the Second Extension. Only the Income Base Evaluation Period can be extended on Subsequent Extensions.

In addition, the Income Base, and if applicable, the Income Credit Base, can also be increased to at least the Minimum Income Base on the 10th Benefit Year anniversary, PROVIDED NO WITHDRAWALS ARE TAKEN PRIOR TO THAT ANNIVERSARY. If you are eligible for the Minimum Income Base, the Income Base on the 10th Benefit Year anniversary is the greatest of (a), (b) and (c), where:

     (a) is the current Income Base, or if the First Extension was elected, the Income Base calculated based on the maximum Anniversary Value; and

     (b) is the current Income Base plus the Income Credit, if applicable; and

     (c) is the Minimum Income Base.

On your 10th Benefit Year anniversary, if you are eligible for the Minimum Income Base and if the First Extension is elected, the Income Credit Base is the greatest of (a), (b) and (c), where:

     (a) is the Income Base calculated based on the maximum Anniversary Value;
         and

     (b) is the current Income Credit Base; and

     (c) is the Minimum Income Base.

How do increases and decreases in the Income Base impact the Maximum Annual Withdrawal Amount?

INCREASES IN THE INCOME BASE

In any Benefit Year where Eligible Purchase Payments are allocated to your contract, any remaining withdrawals of the Maximum Annual Withdrawal Amount will be based on the increased Maximum Annual Withdrawal Amount reduced by withdrawals previously taken in that Benefit Year. If the Income Base is increased on a Benefit Year anniversary, the Maximum Annual Withdrawal Amount will be recalculated on that Benefit Year anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage.

DECREASES IN THE INCOME BASE

Excess Withdrawals reduce Your Income Base on the date the Excess Withdrawal occurs. Any Excess Withdrawal in a Benefit Year reduces the Income Base in the same proportion by which the contract value is reduced by the Excess Withdrawal. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK INCOME PLUS?" below. As a result of a reduction of the Income Base, the new Maximum Annual Withdrawal Amount will be equal to the reduced Income Base multiplied by the applicable Maximum Annual Withdrawal Percentage. The last recalculated Maximum Annual Withdrawal Amount in a given Benefit Year is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previously calculated Maximum Annual Withdrawal Amount. When the contract value is less than the Income Base, Excess Withdrawals will reduce the Income Base by an amount which is greater than the amount of the Excess Withdrawal. In addition, no Income Credit will be added to the Income Base in that Benefit Year.

What are the effects of withdrawals on MarketLock Income Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. IF YOU TAKE A WITHDRAWAL BEFORE THE 10TH BENEFIT YEAR ANNIVERSARY, YOUR INCOME BASE, AND IF APPLICABLE, THE INCOME CREDIT BASE, ARE NOT ELIGIBLE TO BE INCREASED TO THE MINIMUM INCOME BASE.

You may take withdrawals during a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount which will not reduce the Income Base or Income Credit Base. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated solely as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn. You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature.

The impact of withdrawals and the effect on certain components of MarketLock Income Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals. For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "How are the components for MarketLock Income Plus calculated?"). If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount is available for withdrawal at the beginning of the next Benefit Year and may be lower than your previous Maximum Annual Withdrawal Amount.

Please remember that all withdrawals, including withdrawals taken under this feature, reduce your contract value and your death benefit and may reduce other benefits under the contract. In addition, withdrawals under this feature will reduce the free withdrawal amount and may be subject to applicable withdrawal charges if in excess of the Maximum Annual Withdrawal Amount. PLEASE SEE ACCESS TO YOUR MONEY ABOVE AND EXPENSES BELOW.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What is the fee for MarketLock Income Plus?

The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives, as follows:

----------------------------------------------------
NUMBER OF COVERED PERSONS       ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.95% of Income Base
----------------------------------------------------
 For Two Covered Persons     1.20% of Income Base
----------------------------------------------------

The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. Once you elect this feature, you will be assessed a non-refundable fee regardless of whether or not you take any withdrawals and/or receive any lifetime annuity income payments under this feature.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter.

New fees and conditions may apply upon extension of the Income Base Evaluation Period and Income Credit Period. We guarantee that the current fee, as reflected above, will not increase by more than 0.25% at the time of First Extension.

Can I extend the Income Base Evaluation Period and Income Credit Period beyond 5 years?

Yes, after the initial Income Base Evaluation Period and initial Income Credit Period you may elect to extend both the Income Base Evaluation Period and Income Credit Period for two additional 5 year periods, as long as the feature is still in effect, and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension ("First Extension and Second Extension").

After election of the First Extension and Second Extension, as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of the next extension, you may elect to extend only the Income Base Evaluation Period for additional 5 year periods ("Subsequent Extensions").

Prior to the end of the initial Income Base Evaluation Period and initial Income Credit Period and prior to the end of each evaluation period, we will inform you of the terms of the next extension in writing. If you elect extension(s), you must contact us in writing before the end of each evaluation period.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We guarantee that the current fee as reflected in the Fee Table above, will not increase by more than 0.25% at the time of First Extension.

If you do not elect the First Extension and the Second Extension, Subsequent Extensions are no longer available for election and the Income Base and Income Credit Base, if applicable, will not be adjusted for higher Anniversary Values or Income Credits on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future. If you have not taken any withdrawals prior to the 10th Benefit Year anniversary, your Income Base will be eligible to be increased to the Minimum Income Base even if you have not elected the First Extension.

What happens if the contract value is reduced to zero?

All withdrawals from the contract, including withdrawals under this feature, will reduce your contract value. Unfavorable investment experience may also reduce your contract value. If the contract value is reduced to zero but the Income Base is greater than zero, we will continue to pay guaranteed payments under the terms of this feature over the lifetime of the Covered Person(s).

However, if at any time an Excess Withdrawal(s) reduce your contract value to zero, no further benefits will remain under this feature and your contract along with this feature will terminate.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

What happens to MarketLock Income Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock Income Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock Income Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock Income Plus and the contract; or

     2. Continue the contract with MarketLock Income Plus and its corresponding fee.

The components of the feature in effect at the time of spousal continuation will not change. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken. If no withdrawals were taken prior to the spousal continuation, the Maximum Annual Withdrawal Percentage will be based on the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. The Continuing Spouse is eligible to receive the Minimum Income Base if no withdrawals have been taken during the first 10 Benefit years following the Effective Date. Please see "IS THERE AN ADDITIONAL GUARANTEE IF I DO NOT TAKE WITHDRAWALS FOR 10 YEARS?" In addition, the Continuing Spouse will be eligible to elect to extend the Income Base Evaluation Period and the Income Credit Period upon the expiration of the period. See "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD AND INCOME CREDIT PERIOD BEYOND 5 YEARS?" above.

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock Income Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock Income Plus. SEE DEATH BENEFITS BELOW.

What happens to MarketLock Income Plus upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

Can MarketLock Income Plus be cancelled?

MarketLock Income Plus may be cancelled on the 5th Benefit Year anniversary, the 10th Benefit Year anniversary, or any Benefit Year anniversary after the 10th Benefit Year anniversary. Once MarketLock Income Plus is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock Income Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period or Income Credit Period and you may not re-elect or reinstate MarketLock Income Plus after cancellation.

Are there circumstances under which MarketLock Income Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Termination or surrender of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess Withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one is elected; or, if two are elected, death of the surviving Covered Person; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "ARE THERE CIRCUMSTANCES UNDER WHICH GUARANTEED WITHDRAWALS FOR TWO COVERED PERSONS, IF ELECTED, TERMINATE FOR ONE OF THE COVERED PERSONS?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the annuitant(s) after the ownership change to prevent termination of MarketLock Income Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original natural annuitant(s) in order to prevent termination of MarketLock Income Plus. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock Income Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock Income Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "Can MarketLock Income Plus be cancelled?"

MARKETLOCK FOR LIFE PLUS

What is MarketLock For Life Plus?

MarketLock For Life Plus is an optional guaranteed minimum withdrawal feature, available for an additional fee. You may elect one of two MarketLock For Life Plus options, described below. The feature is designed to help you create a guaranteed income stream that may last as long as you live, or as long as you and your spouse live, even if the entire value of your contract has been reduced to zero. MarketLock For Life Plus may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, if you live longer than expected or any combination of these factors. You may never need to rely on MarketLock For Life Plus as its value is dependent on your contract's performance, your withdrawal activity and your longevity.

This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or other tax-qualified plans. The feature guarantees that only certain Purchase Payments received during the contract's first five years are included in the Income Base, as defined below.

Please note that this feature may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

Withdrawals under the feature are treated like any other withdrawal for the purpose of calculating taxable income, reducing the contract value, deducting applicable withdrawal charges, free withdrawal amounts and all other benefits, features and conditions of your contract. The sum of withdrawals in any contract year up to the Maximum Annual Withdrawal Amount will not be assessed a withdrawal charge. Please see ACCESS TO YOUR MONEY above.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you must take required minimum distributions and want to ensure that these withdrawals are not considered excess withdrawals under the feature, your distributions must be set up on the automated monthly minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK FOR LIFE PLUS AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

When and how may I elect MarketLock For Life Plus?

You may elect MarketLock For Life Plus at the time of contract issue for immediate effectiveness. If we allow you to elect the feature after purchasing your contract, the feature is effective on the first contract anniversary after your election (the "Effective Date"). You cannot elect this feature if you elect any other optional living benefit. You may elect to have the feature cover only your life or the lives of both you and your spouse. We refer to the person or persons whose lifetime withdrawals are guaranteed under MarketLock For Life Plus as the "Covered Person(s)." There are age parameters applicable to this feature which determine whether you can elect the feature and who can qualify as a Covered Person. If the contract is not owned by a natural person, references to Owner(s) apply to the Annuitants. The tables below provide the age requirement for electing this feature depending on the type of contract you purchase and the number of Covered Persons.

IF YOU ELECT ONE COVERED PERSON:

-------------------------------------------------
                            COVERED PERSON
                      ---------------------------
                        MINIMUM       MAXIMUM
                          AGE          AGE(1)
-------------------------------------------------
     One Owner            45             80
-------------------------------------------------
    Joint Owners
(based on the age of      45             80
   the older Owner)
-------------------------------------------------

IF YOU ELECT TWO COVERED PERSONS:

------------------------------------------------------------------------
                         COVERED PERSON #1         COVERED PERSON #2
                      --------------------------------------------------
                        MINIMUM      MAXIMUM      MINIMUM      MAXIMUM
                          AGE        AGE(1)         AGE        AGE(1)
------------------------------------------------------------------------
   NON-QUALIFIED:
    Joint Owners          45           80           45           85
------------------------------------------------------------------------
   NON-QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------
     QUALIFIED:
   One Owner with         45           80           45         N/A(2)
Spousal Beneficiary
------------------------------------------------------------------------

(1) The age requirements for optional death benefits and other optional features may be different than those listed here. You must meet the age requirement for those features in order to elect them.

(2) Not applicable because feature availability is based on the younger Covered Person. The spousal beneficiary's age is not considered in determining the maximum issue age of the second Covered Person.

How does MarketLock For Life Plus work?

MarketLock For Life Plus automatically locks-in the greater of two values in determining the Covered Person(s) guaranteed lifetime benefit. For 10 years following the Effective Date, both the +6% option and the +7% option annually lock-in the highest Anniversary Value or the Income Base plus an Income Credit, as described below. You may extend the period over which the feature locks-in the highest Anniversary Value beyond 10 years; however, the Income Credit is only available for the first 10 years following the Effective Date. The +7% option offers an additional guarantee if you choose not to take withdrawals in the first 10 years following the Effective Date. MarketLock For Life Plus is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock For Life Plus.

MarketLock For Life Plus automatically locks-in a new Income Base each year during the first 10 years of your contract based on the greater of either (1) the highest Anniversary Value, or (2) the Income Base increased by an Income Credit. The Income Credit may only be added to the Income Base if no withdrawals are taken in a contract year. For instance, if you take a withdrawal in year 2, you will not be eligible for an Income Credit to be added to your Income Base on your second contract anniversary; however, if you do not take a withdrawal in year 3, you will be eligible for an Income Credit to be added to your Income Base on your third contract anniversary.

The two options available under MarketLock For Life Plus are summarized as follows:

------------------------------------------------------------------------------
       MARKETLOCK
      FOR LIFE PLUS                BASIS FOR GUARANTEED            AMOUNT OF
         OPTIONS                       WITHDRAWALS               INCOME CREDIT
------------------------------------------------------------------------------
 +6% Option                Greater of:                           6% of Income
                           (1) highest Anniversary Value; or      Credit Base
                           (2) Income Base plus the Income
                           Credit
------------------------------------------------------------------------------
 +7% Option                Greatest of:                          7% of Income
                           (1) highest Anniversary Value;         Credit Base
                           (2) Income Base plus the Income
                           Credit; or
                           (3) if no withdrawals are taken in
                           the first 10 contract years
                           following the Effective Date, 200%
                           of the Purchase Payments made in the
                           first contract year.
------------------------------------------------------------------------------

For an explanation of defined terms used in the table above, please see "How are the components of MarketLock For Life Plus calculated?" below.

What determines the Maximum Annual Withdrawal Percentage?

The Maximum Annual Withdrawal Percentage represents the percentage of your Income Base used to calculate the Maximum Annual Withdrawal Amount that you may withdraw each year. The Maximum Annual Withdrawal Percentage is determined by the age of the Covered Person(s) at the time of the first withdrawal as shown in the table below.

One Covered Person

If the feature is elected to cover one life but the contract is jointly owned, then the Covered Person must be the older Owner and the following is applicable:

--------------------------------------------------------------
 AGE OF THE COVERED PERSON AT           MAXIMUM ANNUAL
   TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
--------------------------------------------------------------
 At least age 45 but prior to
         60th birthday                4% of Income Base
--------------------------------------------------------------
 At least age 60 but prior to
         76th birthday                5% of Income Base
--------------------------------------------------------------
  On or after 76th birthday           6% of Income Base
--------------------------------------------------------------

Two Covered Persons

If the feature is elected to cover two lives, the following is applicable:

-----------------------------------------------------------------
AGE OF THE YOUNGER COVERED PERSON
   OR SURVIVING COVERED PERSON             MAXIMUM ANNUAL
   AT TIME OF FIRST WITHDRAWAL         WITHDRAWAL PERCENTAGE
-----------------------------------------------------------------
At least age 45 but prior to 60th
            birthday                     4% of Income Base
-----------------------------------------------------------------
At least age 60 but prior to 76th
            birthday                     5% of Income Base
-----------------------------------------------------------------
   On or after 76th birthday             6% of Income Base
-----------------------------------------------------------------

If you are taking required minimum distributions ("RMD") from this contract, and the amount of the RMD (based only on this contract) is greater than the Maximum Annual Withdrawal Amount in benefit year, no portion of the RMD withdrawal will be treated as an Excess Withdrawal (defined below). Any portion of a withdrawal in a benefit year that is greater than both the Maximum Annual Withdrawal Amount and the RMD (based only on this contract) will be considered an Excess Withdrawal. Please see "What are the effects of withdrawals on MarketLock For Life Plus?" below.

Are there investment requirements if I elect MarketLock For Life Plus?

As long as the feature is in effect, we require that you allocate your investments in accordance with the investment requirements listed below. The two options are subject to different investment requirements as outlined below.

+6% OPTION - INVESTMENT REQUIREMENTS

You may comply with investment requirements for the +6% option by allocating your investments in one of three ways:

     1. Invest 100% in Polaris Portfolio Allocator Model 1, 2 or 3; or

     2. Invest 100% in one or a combination of the following Variable
        Portfolios: American Funds Asset Allocation SAST, Asset Allocation, Balanced, Franklin Income Securities Fund, Franklin Templeton VIP Founding Funds Allocation Fund, and MFS Total Return; or

     3. Invest in accordance with the requirements outlined in the table below:

------------------------------------------------------------------------
     INVESTMENT         INVESTMENT           VARIABLE PORTFOLIOS
       GROUP           REQUIREMENT          AND/OR FIXED ACCOUNTS
------------------------------------------------------------------------
 A. Bond, Cash and     Minimum 20%    Cash Management
    Fixed              Maximum 100%   Corporate Bond
  Accounts                            Global Bond
                                      Government and Quality Bond
                                      Total Return Bond
                                      DCA FIXED ACCOUNTS
                                      DCA 6-Month
                                      DCA 12-Month
                                      FIXED ACCOUNTS
                                      1-Year Fixed
------------------------------------------------------------------------
 B. Equity Maximum      Minimum 0%    Aggressive Growth
                       Maximum 80%    Alliance Growth
                                      American Funds Asset Allocation
                                      SAST
                                      American Funds Global Growth SAST
                                      American Funds Growth SAST
                                      American Funds Growth-Income SAST
                                      Asset Allocation
                                      Balanced
                                      Blue Chip Growth
                                      Capital Appreciation
                                      Davis Venture Value
                                      "Dogs" of Wall Street
                                      Equity Opportunities
                                      Foreign Value
                                      Franklin Income Securities Fund
                                      Franklin Templeton VIP Founding
                                        Funds Allocation Fund
                                      Fundamental Growth
                                      Global Equities
                                      Growth
                                      Growth-Income
                                      High-Yield Bond
                                      International Diversified Equities
                                      International Growth and Income
                                      Lord Abbett Growth and Income
                                      Marsico Focused Growth
                                      MFS Massachusetts Investors Trust
                                      MFS Total Return
                                      Small & Mid Cap Value
                                      Telecom Utility
                                      Van Kampen LIT Capital Growth,
                                        Class II Shares
                                      Van Kampen LIT Comstock,
                                        Class II Shares
                                      Van Kampen LIT Growth and Income,
                                        Class II Shares
------------------------------------------------------------------------
 C. Limited Equity      Minimum 0%    Capital Growth
                       Maximum 20%    Emerging Markets
                                      Growth Opportunities
                                      Mid-Cap Growth
                                      Natural Resources
                                      Real Estate
                                      Small Company Value
                                      Technology
------------------------------------------------------------------------

+7% OPTION - INVESTMENT REQUIREMENTS

You may comply with investment requirements for the +7% option by allocating your investments in one of three ways:

     1. Invest 100% in the Cash Management Variable Portfolio; or

     2. Invest 100% in either Polaris Portfolio Allocator Model 1, 2 or 3; or

     3. Invest 100% in one or a combination of the following Portfolios:
        American Funds Asset Allocation SAST, Asset Allocation, Balanced, Franklin Income Securities Fund, Franklin Templeton VIP Founding Funds Allocation Fund, and MFS Total Return.

The Polaris Portfolio Allocator Models are designed to assist in diversifying your investment across various asset classes which may help minimize the risk that your contract value will be reduced to zero before your death. You may have better investment returns investing in a single asset class or in Variable Portfolios that are not available for investment under this feature. You should consult with your financial representative to assist you in determining whether the Polaris Portfolio Allocator Models are suited for your financial needs and risk tolerance. For details regarding the investment allocations of the Polaris Portfolio Allocator models, PLEASE SEE POLARIS PORTFOLIO ALLOCATOR PROGRAM ABOVE.

Your allocation instructions accompanying any Purchase Payment must comply with the investment requirements, listed above, in order for your application or subsequent Purchase Payment to be considered in Good Order. Please see ALLOCATION OF PURCHASE PAYMENTS above. We will automatically enroll you in the Automatic Asset Rebalancing Program, with quarterly rebalancing, because market performance and withdrawal activity may result in your contract's allocations going outside these restrictions. This will ensure that your allocations are rebalanced quarterly to comply with the investment requirements for this feature. In addition to quarterly rebalancing, we will initiate rebalancing in accordance with your Automatic Asset Rebalancing instructions, after any of the following transactions:

     - any transfer or reallocation you initiate; or

     - any withdrawal you initiate.

Automatic transfers and/or systematic withdrawals will not result in rebalancing. We will rebalance your contract in accordance with your most current and compliant Automatic Asset Rebalancing Program instructions on file. If at any point, for any reason, your Automatic Asset Rebalancing Program instructions would result in allocations inconsistent with the investment requirements, we will revert to the last compliant instructions on file whether for rebalancing or for allocation of a Purchase Payment and implement those at the next rebalancing. Please see AUTOMATIC ASSET REBALANCING PROGRAM above. You can modify your Automatic Asset Rebalancing Program instructions, as long as they are consistent with the investment requirements, at any time by calling the Annuity Service Center.

We reserve the right to change the investment requirements at any time for prospectively issued contracts. We may also revise the investment requirements for any existing contract to the extent Variable Portfolios and/or Fixed Accounts are added, deleted, substituted, merged or otherwise reorganized. We will notify you of any changes to the investment requirements at least 30 days in advance.

How are the components for MarketLock For Life Plus calculated?

First, we determine the ELIGIBLE PURCHASE PAYMENTS, which include:

     1. 100% of Purchase Payments received during the first contract year; and

     2. Purchase Payments received in each of contract years 2-5, capped in each year at an amount equal to 100% of the Purchase Payments received in year 1. This means that if you made a $100,000 Purchase Payment in year 1, Eligible Purchase Payments will include additional Purchase Payments of up to $100,000 contributed in each of contract years 2-5 for a grand total maximum of $500,000 of Eligible Purchase Payments. If the feature is elected after contract issue, Purchase Payments received from the Effective Date through contract year 5 are capped in each year at an amount equal to 100% of the Purchase Payments received during the first contract year.

Any Purchase Payments made in contract years 2-5 in excess of the annual cap amount as well as all Purchase Payments received after the 5th contract year are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include Payment Enhancements and/or any spousal continuation contributions; however, Payment Enhancements and continuation contributions are included in the calculation of Anniversary Values, as defined below. PLEASE SEE POLARIS REWARDS ABOVE AND SPOUSAL CONTINUATION BELOW. Total Eligible Purchase Payments are limited to $1,500,000 without our prior Company approval.

Second, we consider the INCOME CREDIT PERIOD and the INCOME BASE EVALUATION PERIOD. The Income Credit Period is the period of time over which we calculate the potential Income Credit. The Income Base Evaluation Period is the period of time over which we will consider Anniversary Values and if greater, the Income Base plus Income Credit during the Income Credit Period. The Income Credit Period and the Income Base Evaluation Period begin on the Effective Date and end 10 years later. On the expiration of the Income Base Evaluation Period, you may contact us to extend the Income Base Evaluation Period. Please see "CAN I EXTEND THE INCOME BASE EVALUATION PERIOD BEYOND 10 YEARS?" below. However, you cannot extend the Income Credit Period.

Third, we determine the ANNIVERSARY VALUE which equals your contract value on any contract anniversary during the Income Base Evaluation Period minus any Ineligible Purchase Payments.

Fourth, we determine the INCOME BASE which initially is equal to the first Eligible Purchase Payment. Please see"WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" below. If the feature is elected after contract issue, the initial Income Base is the contract value on the Effective Date. On each contract anniversary, we determine if the Income Base should be increased based on the maximum Anniversary Value or any available Income Credit. The calculation and components of this determination are detailed below.

     CALCULATION OF THE INCOME BASE WHEN INCOME CREDIT IS NOT AVAILABLE OR AFTER INCOME CREDIT PERIOD ENDS:

     On each contract anniversary occurring during the Income Base Evaluation Period, the Income Base is automatically increased to the Anniversary Value when the Anniversary Value is greater than both (a) and (b), where:

          (a) is the current Income Base; and

          (b) is all previous maximum Anniversary Values during the Income Base Evaluation Period.

     CALCULATION OF THE INCOME BASE WHEN INCOME CREDIT IS AVAILABLE:

     The Income Credit Base is used to calculate the Income Credit during the Income Credit Period. The Income Credit is calculated as a percentage of the Income Credit Base. The Income Credit Base is used solely to calculate the Income Credit. The initial Income Credit Base is equal to the initial Eligible Purchase Payment.

     On each contract anniversary during the Income Credit Period, we determine the amount by which the Income Credit Base and/or the Income Base could increase. The components used to determine this amount are:

          (a) the Income Base calculated based on the maximum Anniversary Value; and

          (b) the current Income Base plus the Income Credit.

     If (a) is greater than or equal to (b), the Income Credit Base and the Income Base are increased to the current Anniversary Value. If (b) is greater than (a), the Income Base is increased by the Income Credit and the Income Credit Base remains unchanged.

If the +7% option is elected and NO WITHDRAWALS HAVE BEEN TAKEN SINCE THE EFFECTIVE DATE, on the 10th contract anniversary, the Income Base is calculated as the greatest of (a), (b) or (c), where:

          (a) is the Income Base calculated based on the maximum Anniversary Value;

          (b) is the Income Credit plus the current Income Base; and

          (c) is 200% of the Purchase Payments made in the first contract year.

The Income Credit Base is increased each time subsequent Eligible Purchase Payments are made. The Income Credit Base also increases when the Income Base is increased as a result of a maximum Anniversary Value being achieved that is greater than both the current Income Base and all previous maximum Anniversary Values. The Income Credit Base is decreased each time an Excess Withdrawal is taken, in the same proportion by which the contract value is reduced by the Excess Withdrawal. The Income Credit Base is not used in the calculation of the contract value or any other benefits under the contract.

The Income Base and Income Credit Base are increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any excess withdrawals, defined below, are taken. Other than adjustments made for Excess Withdrawals, the Income Base and Income Credit Base can only be adjusted upwards, and subsequent lower Anniversary Values during the Income Base Evaluation Period will not result in a lower Income Base or lower Income Credit Base.

Finally, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each contract year. The Maximum Annual Withdrawal Amount is calculated by multiplying the current Income Base by the applicable Maximum Annual Withdrawal Percentage shown in the tables above. If the Income Base is increased on a contract anniversary, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary by multiplying the increased Income Base by the applicable Maximum Annual Withdrawal Percentage. If the Income Base is increased for any Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated upon receipt of each Eligible Purchase Payments by multiplying the new Income Base by the applicable Maximum Annual Withdrawal Percentage. The Maximum Annual Withdrawal Amount may also be decreased due to Excess Withdrawals. Please see "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK FOR LIFE PLUS?" below.

What is the fee for MarketLock For Life Plus?

The fee for MarketLock For Life Plus depends on whether you elect the +6% option or the +7% option and whether you elect to cover one life or two lives.

-------------------------------------------------------------------------------
   MARKETLOCK FOR LIFE             NUMBER OF
       PLUS OPTION              COVERED PERSONS            ANNUALIZED FEE
-------------------------------------------------------------------------------
 +6% Option                         For One                   0.65% of
                                Covered Person               Income Base
                           ----------------------------------------------------
                                    For Two                   0.90% of
                                Covered Persons              Income Base
-------------------------------------------------------------------------------
 +7% Option                         For One                   0.75% of
                                Covered Person               Income Base
                           ----------------------------------------------------
                                    For Two                   1.00% of
                                Covered Persons              Income Base
-------------------------------------------------------------------------------

The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit. If you elect the +7% option and you take a withdrawal, your fee remains the same; however, your Income Base is not eligible to be increased to 200% of the Purchase Payments made in the first contract year.

An increase in the Income Base due to an adjustment to a higher Anniversary Value, addition of an Income Credit, or subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee.

If your contract value falls to zero before the feature has been terminated, the fee will no longer be deducted. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata charge for the fee if you surrender your contract before the end of a contract quarter. The pro-rata charge is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter.

What are the effects of withdrawals on MarketLock For Life Plus?

The Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base may change over time as a result of the timing and amount of withdrawals. IF YOU ELECT THE +7% OPTION AND YOU TAKE A WITHDRAWAL IN THE FIRST 10 CONTRACT YEARS FOLLOWING THE EFFECTIVE DATE, YOUR INCOME BASE IS NOT ELIGIBLE TO BE INCREASED TO 200% OF THE PURCHASE PAYMENTS MADE IN THE FIRST CONTRACT YEAR.

Any withdrawals in a contract year that in total are less than or equal to the Maximum Annual Withdrawal Amount do not reduce the Income Base or Income Credit Base. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered EXCESS WITHDRAWALS. We define Excess Withdrawals as any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount, including but not limited to any withdrawal in a contract year taken after the Maximum Annual Withdrawal Amount has been withdrawn.

You should not elect this feature if you plan to take Excess Withdrawals since those withdrawals may significantly reduce or eliminate the value of the feature. In addition, if you plan to take withdrawals in any year during the Income Credit Period, an Income Credit will not be added to your Income Base on that contract anniversary.

You may take withdrawals during a contract year up to or less than the Maximum Annual Withdrawal Amount. However, if you choose to take less than the Maximum Annual Withdrawal Amount in any contract year, you may not carry over the unused amount into subsequent years. Your Maximum Annual Withdrawal Amount will not be recalculated as a result of taking less than the entire Maximum Annual Withdrawal Amount in any given year.

The impact of withdrawals and the effect on each component of MarketLock For Life Plus are further explained below:

     INCOME BASE AND INCOME CREDIT BASE: If the sum of withdrawals in any Benefit Year exceeds the Maximum Annual Withdrawal Amount, the Income Base and Income Credit Base will be reduced for those withdrawals.

     For each Excess Withdrawal taken, the Income Base and Income Credit Base are reduced in the same proportion by which the contract value is reduced by each Excess Withdrawal.

     Since Excess Withdrawals reduce the Income Credit Base, it will result in the reduction of the amount of the Income Credit available in subsequent Benefit Years.

     MAXIMUM ANNUAL WITHDRAWAL AMOUNT: The Maximum Annual Withdrawal Amount is recalculated each time there is a change in the Income Base. Accordingly, if the sum of withdrawals in any contract year does not exceed the Maximum Annual Withdrawal Amount for that year, the Maximum Annual Withdrawal Amount will not change for the next year unless your Income Base is increased (as described above under "How are the components for MarketLock For Life Plus calculated?" ).

If you take an Excess Withdrawal, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the reduced Income Base by the existing Maximum Annual Withdrawal Percentage. This recalculated Maximum Annual Withdrawal Amount will be available beginning on the next contract anniversary and may be lower than your previous Maximum Annual Withdrawal Amount.

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What happens if the contract value is reduced to zero?

If the contract value is reduced to zero but the Income Base is greater than zero, guaranteed withdrawals will continue to be payable over the lifetime of the Covered Person(s). However, if at any time an Excess Withdrawal reduces your contract value to zero, no benefits remain under this feature, the Income Base Evaluation Period and the Income Credit Period end and the Income Credit Base equals zero.

If the contract value is reduced to zero, the contract's other benefits will be terminated. You may no longer make subsequent Purchase Payments or transfers, and no death benefit or future annuity income payments are available. Therefore, you should be aware that, particularly during times of unfavorable investment performance, withdrawals taken under the benefit may reduce the contract value to zero and eliminate any other benefits of the contract.

When the contract value equals zero but a benefit remains payable, to receive any remaining benefit, you must select one of the following options for payment:

     1. The current Maximum Annual Withdrawal Amount, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     2. Any payment option mutually agreeable between you and us.

If you do not select a payment option above, the remaining benefit will be paid as the current Maximum Annual Withdrawal Amount divided equally and paid on a quarterly basis until the date of death of the Covered Person(s).

Any amounts that we may pay under the feature in excess of your contract value are subject to the Company's financial strength and claims-paying ability.

Can I extend the Income Base Evaluation Period beyond 10 years?

There is an option for extension of the Income Base Evaluation Period as long as the feature is still in effect and the age of the Covered Person or younger of two Covered Persons is 85 or younger at the time of extension. IN ORDER TO EXTEND THE INCOME BASE EVALUATION PERIOD, WE WILL NOTIFY YOU 60 DAYS PRIOR TO THE END OF THE INCOME BASE EVALUATION PERIOD AND YOU MUST RESPOND TO US IN WRITING NO LATER THAN THE END OF THE CURRENT INCOME BASE EVALUATION PERIOD. If you elect to extend the Income Base Evaluation Period, the Income Base can continue to be adjusted upward as described above on each anniversary during the new Income Base Evaluation Period which is a period of 5 years.

The fee and investment requirements of the feature may change at the time of extension and may be different than when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the Income Base Evaluation Period.

If you do not contact us at the end of each Income Base Evaluation Period to extend the Income Base Evaluation Period, an extension will no longer be available and the Income Base will not be adjusted for higher Anniversary Values on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last Income Base Evaluation Period, subject to adjustments for Excess Withdrawals. You will continue to pay the fee at the rate that was in effect during the last Income Base Evaluation Period and you will not be permitted to extend the Income Base Evaluation Period in the future.

Can I extend the Income Credit Period beyond 10 years?

No. The Income Credit Period may not be extended. However, the Income Base Evaluation Period as described above may be extended.

What happens to MarketLock For Life Plus upon a spousal continuation?

If there is one Covered Person and that person dies, the surviving spousal joint owner or spousal beneficiary may elect to:

     1. Make a death claim if the contract value is greater than zero which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract if the contract value is greater than zero, without MarketLock For Life Plus and its corresponding fee.

If there are two Covered Persons, upon the death of one Covered Person, the surviving Covered Person may elect to:

     1. Make a death claim if the contract value is greater than zero, which terminates MarketLock For Life Plus and the contract; or

     2. Continue the contract with MarketLock For Life Plus and its corresponding fee.

The components of the feature will not change as a result of a spousal continuation. The surviving Covered Person can elect to receive withdrawals in accordance with the provisions of the feature based on the age of the younger Covered Person when the first withdrawal was taken or the age of the surviving Covered Person, or if no withdrawals were taken prior to the spousal continuation, the age of the surviving Covered Person at the time the first withdrawal is taken.

If spousal continuation occurs during the Income Base Evaluation Period and/or Income Credit Period, if applicable, the Continuing Spouse will continue to receive any increases to the Income Base during the remaining Income Base Evaluation Period and/or Income Credit Period. If the +7% option was elected, the Continuing Spouse is eligible to receive an additional guarantee if no withdrawals have been taken during the first 10 contract years following the Effective Date. In addition, the Continuing Spouse will be eligible to extend the Income Base Evaluation Period upon the expiration of the period. See "Can I extend the Income Base Evaluation Period beyond 10 years?" above.

Can a non-spousal Beneficiary elect to receive any remaining benefits under MarketLock For Life Plus upon the death of the second spouse?

No. Upon the death of the Covered Person(s), if the contract value is greater than zero, a non-spousal beneficiary must make an election under the death benefit provisions of the contract, which terminates MarketLock For Life Plus. SEE DEATH BENEFITS BELOW.

What happens to MarketLock For Life Plus upon the Latest Annuity Date?

If the contract value and the Income Base are greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity provisions; or

     2. Elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, divided equally and paid on a quarterly, semi-annual or annual frequency as selected by you until the date of death of the Covered Person(s); or

     3. Any payment option mutually agreeable between you and us.

If you do not elect an option listed above, on the Latest Annuity Date, we may annuitize the contract value in accordance with Annuity Income Option 3, as described in ANNUITY INCOME OPTIONS below. At that point, the Accumulation Phase of your contract ends and the Income Phase begins.

Can MarketLock For Life Plus be cancelled?

MarketLock For Life Plus may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary after the 10th contract anniversary. Once MarketLock For Life Plus is cancelled, you will no longer be charged a fee and the guarantees under the benefit are terminated. In addition, the investment requirements for MarketLock For Life Plus will no longer apply to your contract. You may not extend the Income Base Evaluation Period and you may not re-elect or reinstate MarketLock For Life Plus after cancellation.

Are there circumstances under which MarketLock For Life Plus will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. Annuitization of the contract; or

     2. Full surrender or termination of the contract; or

     3. A death benefit is paid and the contract is terminated; or

     4. Excess withdrawals reduce the contract value to zero; or

     5. Death of the Covered Person, if only one; or, if two Covered Person(s) are elected, death of the surviving Covered Persons; or

     6. A change that removes all Covered Persons from the contract except as noted below and under "Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?"

If a change of ownership occurs from a natural person to a non-natural entity, the original natural Owner(s) must also be the Annuitant(s) after the ownership change to prevent termination of MarketLock For Life Plus. A change of ownership from a non-natural entity to a natural person can only occur if the new natural Owner(s) was the original Annuitant(s) in order to prevent termination of MarketLock For Life Plus. Any ownership change is contingent upon prior review and approval by the Company.

Are there circumstances under which guaranteed withdrawals for two Covered Persons, if elected, terminate for one of the Covered Persons?

Under any of the following circumstances, MarketLock For Life Plus will provide a guarantee for one Covered Person and not the lifetime of the other Covered
Person:

     1. One of the two Covered Persons is removed from the contract, due to reasons other than death; or

     2. The original spousal joint Owners or spousal beneficiary, who are the Covered Persons, are no longer married at the time of death of the first spouse.

Under these circumstances, the fee for MarketLock For Life Plus based on two Covered Persons remains unchanged and the guaranteed withdrawals are payable for one Covered Person only. However, the remaining Covered Person may choose to terminate the feature as described under "Can MarketLock For Life Plus be cancelled?"

MARKETLOCK

What is MarketLock?

MarketLock is an optional guaranteed minimum withdrawal benefit designed to help you create a guaranteed income stream for a specified period of time that may last as long as you live even if the entire value of your contract has been reduced to zero (the "Benefit").Thus, MarketLock may offer protection in the event your contract value declines due to unfavorable investment performance, certain withdrawal activity, a longer than expected life span, or any combination of these factors.

Please note that this feature and its components that permit lifetime withdrawals may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability and any additional restrictions.

The feature does not guarantee a withdrawal of an income stream based on any Purchase Payments made after the second contract anniversary. The feature only guarantees lifetime withdrawals in the manner described below. You may never need to rely on MarketLock depending on your contract's market performance, your withdrawal activity, and your longevity.

This feature may not be appropriate if you plan to make ongoing Purchase Payments, such as with contributory IRA's or tax-qualified plans. The feature guarantees only Purchase Payments received in the contract's first two years.

Withdrawals under the feature is treated like any other withdrawal for the purpose of calculating taxable income, deducting applicable withdrawal charges, and reducing the contract value, free withdrawal amounts and all other benefits, features and conditions of your contract. Please see ACCESS TO YOUR MONEY section in the prospectus.

Any withdrawals taken may be subject to a 10% IRS tax penalty if you are under age 59 1/2 at the time of the withdrawal. For information about how the feature is treated for income tax purposes, you should consult a qualified tax advisor concerning your particular circumstances. If you take required minimum distributions and have elected this feature, your distributions must be set up on the automated minimum distribution withdrawal program administered by our Annuity Service Center. In addition, if you have a Qualified contract, tax law and the terms of the plan may restrict withdrawal amounts.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE MARKETLOCK AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

The investment requirements applicable to MarketLock Income Plus and MarketLock For Life Plus, discussed above, are not applicable to MarketLock.

How and when can I elect MarketLock?

You may only elect MarketLock at the time of contract issue and if you are age 75 or younger on the contract issue date. If the contract is jointly owned, the maximum issue age is based on the age of the older owner. MarketLock cannot be elected if you elect any other optional living benefit.

How does MarketLock work?

MarketLock automatically locks in the highest contract Anniversary Value during the first 10 years (or 20 years if you extend the Maximum Anniversary Value ("MAV") Evaluation Period, as discussed below) and guarantees annual withdrawals based on this amount over the period that the Benefit is in effect. Additionally, you may take withdrawals over the lifetime of the owner as more fully described below. For jointly owned contracts, the older owner is the life upon which the lifetime guarantee applies. Accordingly, if the older contract owner were to die first, the surviving younger spousal owner is not eligible for lifetime withdrawals, but may elect to continue the contract and receive any remaining withdrawals under the feature as described below. MarketLock is designed for individuals or spousal joint owners. Thus, if a contract is owned by non-spousal joint owners and either owner dies, the full contract value must be paid within 5 years of death, after which time the contract terminates; the surviving owner may not receive the benefit of MarketLock.

The Benefit's components and value may vary depending on when the first withdrawal is taken, the age of the older owner at the time of the first withdrawal and the amount that is withdrawn. Your withdrawal activity determines the time period over which you are eligible to receive withdrawals. You will automatically be eligible to receive lifetime withdrawals if you begin withdrawals on or after your 65th birthday and your withdrawals do not exceed the Maximum Annual Withdrawal Amount in any Benefit Year. However, you may begin taking withdrawals under the Benefit immediately following the contract issue date. See the MARKETLOCK SUMMARY TABLE below.

The table below is a summary of the MarketLock feature and applicable components of the Benefit. "Benefit Year Anniversary" refers to each one-year period beginning on the contract issue date and ending on the day before the contract anniversary date. The term "Extension" refers to your ability to extend the MAV Evaluation Period beyond the first 10 years of your contract. Please see "Can I extend the MAV Evaluation Period beyond 10 years?" below.

MARKETLOCK SUMMARY TABLE:

---------------------------------------------------------------------
                            MAXIMUM        INITIAL         MAXIMUM
                             ANNUAL        MINIMUM         ANNUAL
                           WITHDRAWAL     WITHDRAWAL     WITHDRAWAL
                          PERCENTAGE*    PERIOD PRIOR   PERCENTAGE IF
                          PRIOR TO ANY      TO ANY      EXTENSION IS
DATE OF FIRST WITHDRAWAL   EXTENSION      EXTENSION        ELECTED
---------------------------------------------------------------------
 Before 5(th) Benefit         5%           20 years          5%
    Year anniversary
---------------------------------------------------------------------
  On or after 5(th)           7%        14.28 years**        7%
      Benefit Year
      anniversary
---------------------------------------------------------------------
  On or after 10(th)          10%          10 years          7%
      Benefit Year
      anniversary
---------------------------------------------------------------------
  On or after 20(th)          10%          10 years         10%
      Benefit Year
      anniversary
---------------------------------------------------------------------
On or after the older         5%         Life of the         5%
    contract owner's                    older contract
   65(th) birthday***                       owner
---------------------------------------------------------------------

* For the purposes of complying with the Maximum Annual Withdrawal Percentage, the amount of the withdrawal would include any charges applicable to the withdrawal.

** The fractional year indicates that the final withdrawal of the remaining MAV Benefit Base, which will be less than your Maximum Annual Withdrawal Amount, may be taken at any time during the final year of the Minimum Withdrawal Period.

*** Lifetime withdrawals are available so long as your first withdrawal is taken on or after age 65 and withdrawals do not exceed the 5% Maximum Annual Withdrawal Percentage indicated above. If withdrawals exceed the 5% Maximum Annual Withdrawal Percentage in any Benefit Year (other than for RMD amounts for this contract that are greater than the Maximum Annual Withdrawal Amount), lifetime withdrawals are no longer available. Instead, available withdrawals are automatically recalculated with respect to the Minimum Withdrawal Period and Maximum Annual Withdrawal Percentage listed in the table above, based on the time of first withdrawal and reduced for withdrawals already taken.

If you are taking required minimum distributions ("RMD") from the contract, and the portion of the RMD amount based on this contract only, is greater than the Maximum Annual Withdrawal Amount in a benefit year, that portion of the withdrawal will not be treated as an excess withdrawal. Any portion of an RMD withdrawal in a Benefit Year that is greater than both the Maximum Annual Withdrawal Amount and the RMD amount (based only on this contract) will be considered an excess withdrawal. This will result in cancellation of the lifetime withdrawals and may further reduce your Maximum Annual Withdrawal Amount, MAV Benefit Base, and remaining Minimum Withdrawal Period. See "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" below.
FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?"

How are the components for MarketLock calculated?

In order to determine the Benefit's value, we calculate each of the components as described below.

FIRST, we determine the ELIGIBLE PURCHASE PAYMENTS, which include the amount of Purchase Payments received during the first two years after your contract issue date, adjusted for any withdrawals during that period. Any Purchase Payments we receive more than two years after your contract issue date are considered INELIGIBLE PURCHASE PAYMENTS. The calculation of Eligible Purchase Payments does not include any Payment Enhancements and/or spousal continuation contributions; however, Payment Enhancements and/or spousal continuation contributions are included in the calculation of Anniversary Values, as defined below. SEE POLARIS REWARDS ABOVE AND SPOUSAL CONTINUATION BELOW. Eligible Purchase Payments are limited to $1,500,000 without prior Company approval.

Second, we consider the MAV EVALUATION PERIOD, which begins on your contract issue date and ends on your 10th contract anniversary. On the expiration of the MAV Evaluation Period, you may contact us to extend the MAV Evaluation Period for an additional period as discussed further below.

Third, we determine the ANNIVERSARY VALUE which equals the value of your contract on any contract anniversary during the MAV Evaluation Period minus any Ineligible Purchase Payments.

Fourth, we determine the MAV BENEFIT BASE. Initially, the MAV Benefit Base equals the first Eligible Purchase Payment. Thereafter, the MAV Benefit Base is increased each time subsequent Eligible Purchase Payments are made, and adjusted each time any withdrawals of contract value are taken. Please see "What are the effects of withdrawals on MarketLock?" below. On each contract anniversary throughout the MAV Evaluation Period, the MAV Benefit Base automatically adjusts upwards if the current Anniversary Value is greater than both the current MAV Benefit Base and any previous year's Anniversary Value. Other than adjustments made for withdrawals, the MAV Benefit Base will only be adjusted upwards, and subsequent lower Anniversary Values through the MAV Evaluation Period will not result in a lower MAV Benefit Base.

Fifth, we determine the MAXIMUM ANNUAL WITHDRAWAL AMOUNT, which represents the maximum amount that may be withdrawn each Benefit Year and is an amount calculated as a percentage of the MAV Benefit Base. The applicable Maximum Annual Withdrawal Percentage is determined based on the Benefit Year when you take your first withdrawal or whether you are taking lifetime withdrawals. Applicable percentages are shown in the MarketLock Summary Table above. If the MAV Benefit Base is increased to the current Anniversary Value, the Maximum Annual Withdrawal Amount is recalculated on that contract anniversary using the applicable Maximum Annual Withdrawal Percentage multiplied by the new MAV Benefit Base. If the MAV Benefit Base is increased for Eligible Purchase Payments, the Maximum Annual Withdrawal Amount will be recalculated by multiplying the new MAV Benefit Base by the applicable Maximum Annual Withdrawal Percentage.

Finally, we determine the MINIMUM WITHDRAWAL PERIOD, which is the minimum period over which you may take withdrawals under the feature. The initial Minimum Withdrawal Period is calculated when withdrawals under the Benefit begin and is recalculated when the MAV Benefit Base is adjusted to a higher Anniversary Value by dividing the MAV Benefit Base by the Maximum Annual Withdrawal Amount. Please see the MarketLock Summary Table above for initial Minimum Withdrawal Periods. The Minimum Withdrawal Periods will be reduced due to withdrawals.

FOR DETAILS ON THE EFFECTS OF WITHDRAWALS, PLEASE SEE "WHAT ARE THE EFFECTS OF WITHDRAWALS ON MARKETLOCK?" BELOW.

Can I extend the MAV Evaluation Period beyond 10 years?

Yes. As long as the Benefit is still in effect and the older owner is age 85 or younger at the time you elect the extension, you may elect to extend the MAV Evaluation Period. We guarantee that you will be given the opportunity to extend the MAV Evaluation Period under these conditions for at least one additional evaluation period of 10 years. IN ORDER TO EXTEND THE MAV EVALUATION PERIOD, YOU MUST CONTACT US NO LATER THAN THE END OF THE MAV EVALUATION PERIOD. If you elect to extend the MAV Evaluation Period, the MAV Benefit Base can continue to be adjusted upward as described above on each anniversary during the new MAV Evaluation Period. Please see "How are the Components of MarketLock calculated?"

The fee for the feature may change at the time of extension and may be different than when you initially elected the feature. We will notify you in writing of the terms of the extension at least 30 days prior to the end of the MAV Evaluation Period. Additional MAV Evaluation Periods may be offered at our sole discretion.

If you do not contact us to extend the MAV Evaluation Period, the MAV Benefit Base will no longer be adjusted on subsequent contract anniversaries. However, you can continue to take the Maximum Annual Withdrawal Amount in effect at the end of the last MAV Evaluation Period, subject to adjustments for withdrawals. You will continue to pay the fee at the rate that was in effect during the last MAV Evaluation Period and you will not be permitted to extend the MAV Evaluation Period in the future.

What is the fee for MarketLock?

The annualized fee for MarketLock is calculated as 0.65% of the MAV Benefit Base for all years in which the feature is in effect. However, if you elect to extend the MAV Evaluation Period the fee may change at the time of the extension. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following your contract issue date and ending upon termination of the Benefit. We will not assess the quarterly fee if you surrender or annuitize your contract before the end of a contract quarter.

You should keep in mind that an increase in the MAV Benefit Base due to an adjustment to a higher Anniversary Value or due to subsequent Eligible Purchase Payments will result in an increase to the dollar amount of the fee. Alternatively, a decrease in MAV Benefit Base due to withdrawals will decrease the dollar amount of the fee.

If your MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be deducted. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume.

What are the effects of withdrawals on MarketLock?

The Maximum Annual Withdrawal Amount, MAV Benefit Base and Minimum Withdrawal Period may change over time as a result of the timing and amounts of withdrawals.

If you elect to begin withdrawals prior to your 65th birthday (if jointly owned, prior to the 65th birthday of the older owner), you will not be eligible to receive lifetime withdrawals. If you begin withdrawals on or after your 65th birthday (older owner's 65th birthday if jointly owned) and wish to receive lifetime withdrawals, you must withdraw no more than the Maximum Annual Withdrawal Amount which is calculated as 5% of the MAV Benefit Base. If the amount of withdrawals, at any time, exceeds 5% of the MAV Benefit Base in a Benefit Year, you will not receive lifetime withdrawals. However, you can continue to receive withdrawals over the Minimum Withdrawal Period in amounts up to the Maximum Annual Withdrawal Amount as described in the MarketLock Summary Table and under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?" above, based on when you made your first withdrawal and adjusted for withdrawals already taken.

Total withdrawals in any Benefit Year equal to or less than the Maximum Annual Withdrawal Amount reduce the MAV Benefit Base by the amount of the withdrawal. Withdrawals in excess of the Maximum Annual Withdrawal Amount are considered Excess Withdrawals. We define Excess Withdrawals as either: 1) any portion of a withdrawal that causes the total withdrawals in a Benefit Year to exceed the Maximum Annual Withdrawal Amount; or 2) any withdrawal in a Benefit Year taken after the Maximum Annual

Withdrawal Amount has been withdrawn. Excess Withdrawals will reduce the MAV Benefit Base by the greater of: (a) the amount of the Excess Withdrawal; or (b) the relative size of the Excess Withdrawal in relation to the contract value prior to the Excess Withdrawal. This means that if contract value is less than the MAV Benefit Base, withdrawals greater than the Maximum Annual Withdrawal Amount will result in a proportionately greater reduction of the MAV Benefit Base (as described below), which will be more than the amount of the withdrawal itself. This will also reduce your Maximum Annual Withdrawal Amount.

The impact of withdrawals and the effect on each component of MarketLock are further explained below:
MAV BENEFIT BASE: Withdrawals reduce the MAV Benefit Base as follows:

     (1) If the withdrawal does not cause total withdrawals in the Benefit Year to exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base will be reduced by the amount of the withdrawal;

     (2) Excess Withdrawals as described above reduce the MAV Benefit Base as follows:

          If total withdrawals during the Benefit Year, including the current withdrawal, exceed the Maximum Annual Withdrawal Amount, the MAV Benefit Base is reduced to the lesser of (a) or (b), where:

          (a) is the MAV Benefit Base immediately prior to the withdrawal minus the amount of the Excess Withdrawal, or;

          (b) is the MAV Benefit Base immediately prior to the withdrawal reduced in the same proportion by which the contract value is reduced by the amount of the Excess Withdrawal.

MAXIMUM ANNUAL WITHDRAWAL AMOUNT: If the sum of withdrawals in a Benefit Year does not exceed the Maximum Annual Withdrawal Amount for that Benefit Year, the Maximum Annual Withdrawal Amount will not change for the next Benefit Year unless your MAV Benefit Base is adjusted upward (as described above under "HOW ARE THE COMPONENTS FOR MARKETLOCK CALCULATED?"). If total withdrawals in a Benefit Year exceed the Maximum Annual Withdrawal Amount, the Maximum Annual Withdrawal Amount will be recalculated on the next contract anniversary. The new Maximum Annual Withdrawal Amount will equal the new MAV Benefit Base after any withdrawals on that contract anniversary, divided by the new Minimum Withdrawal Period on that contract anniversary. On that contract anniversary, the new Maximum Annual Withdrawal Amount may be lower than your previous Maximum Annual Withdrawal Amount.

MINIMUM WITHDRAWAL PERIOD: On each contract anniversary, a new Minimum Withdrawal Period is calculated as shown in the chart below.

----------------------------------------------------------
THE AMOUNT WITHDRAWN
  IN A BENEFIT YEAR    EFFECT ON MINIMUM WITHDRAWAL PERIOD
----------------------------------------------------------
 Amounts up to the     New Minimum Withdrawal Period = the
 Maximum Annual        MAV Benefit Base (which includes a
 Withdrawal Amount     deduction for any previous
                       withdrawal), divided by the current
                       Maximum Annual Withdrawal Amount
----------------------------------------------------------
 Amounts in excess of  New Minimum Withdrawal Period = the
 the Maximum Annual    Minimum Withdrawal Period as of the
 Withdrawal Amount     prior contract anniversary minus
                       one year
----------------------------------------------------------

THE OPTIONAL LIVING BENEFITS EXAMPLES APPENDIX PROVIDES EXAMPLES OF THE EFFECTS OF WITHDRAWALS.

What happens if my contract value is reduced to zero?

If the contract value is zero but the MAV Benefit Base is greater than zero, a Benefit remains payable under the feature until the MAV Benefit Base is zero. Further, if you are eligible to take lifetime withdrawals, a Benefit is still payable even if the contract value and MAV Benefit Base both equal zero. However, the contract's other benefits, will be terminated once the contract value equals zero. You may not make subsequent Purchase Payments or transfers and no death benefit or future annuitization payments are available. Therefore, during times of unfavorable investment performance, withdrawals taken under the Benefit may reduce the contract value to zero eliminating any other benefits of the contract.

When the contract value equals zero, to receive any remaining Benefit, you must select one of the following income options:

     1. The current Maximum Annual Withdrawal Amount, paid equally on a quarterly, semi-annual or annual frequency as selected by you until either: (a) the time at which the Minimum Withdrawal Period equals zero, or (b) if receiving lifetime withdrawals, the date of death of the older contract owner; or

     2. Lump sum distribution of the discounted present value as determined by us, of the total remaining guaranteed withdrawals; or

     3. Any payment option mutually agreeable between you and us.

What happens to MarketLock upon a spousal continuation?

A Continuing Spouse may elect to continue or cancel the feature and its accompanying fee. The components of the feature will not change as a result of a spousal continuation. However, lifetime withdrawals or the option to receive lifetime withdrawals will cease upon death of the older owner.

Excluding the lifetime option, a younger continuing spouse can elect to receive withdrawals in accordance with the provisions of the MarketLock Summary Table above based on when the first withdrawal was taken and adjusted for any withdrawals already taken. In the event of the death of the younger spouse, the older spousal beneficiary may continue to receive lifetime withdrawals because they are based on the older owner's life.

If the contract owner elected MarketLock and dies during the MAV Evaluation Period and the spousal beneficiary continues the Benefit, we will continue to re-evaluate the MAV Benefit Base on each contract anniversary during the MAV Evaluation Period, and any spousal continuation contribution is included in the calculation of the Anniversary Value. See SPOUSAL CONTINUATION below. Additionally, the Continuing Spouse may extend the MAV Evaluation Period an additional period of 10 years provided that (1) the original owner did not previously extend the MAV Evaluation Period and (2) the Continuing Spouse is age 85 or younger at the time they extend the MAV Evaluation Period. Spousal continuation contributions are not considered to be Eligible Purchase Payments. However, spousal continuation contributions are included for the purpose of determining the MAV Benefit Base during the MAV Evaluation Period.

Can my non-spousal Beneficiary elect to receive any remaining withdrawals under MarketLock upon my death?

Upon the death of the older contract owner, lifetime withdrawals will no longer be available. If the contract value is greater than zero when the owner dies, a non-spousal Beneficiary must make a death claim under the contract provisions, which terminates MarketLock. If the contract value is zero when the owner dies, meaning that no death benefit is payable, but the Minimum Withdrawal Period remaining is greater than zero, a non-spousal Beneficiary may elect to continue receiving any remaining withdrawals under the feature. The other components of the feature will not change. However, the contract and its other benefits will be terminated. SEE DEATH BENEFITS BELOW.

What happens to MarketLock upon the Latest Annuity Date?

If there is remaining contract value and the MAV Benefit Base is greater than zero on the Latest Annuity Date, you must select one of the following options:

     1. Annuitize the contract value under the contract's annuity income options; or

     2. If eligible for lifetime withdrawals, even if the MAV Benefit Base equals zero, elect to receive the current Maximum Annual Withdrawal Amount on the Latest Annuity Date, paid equally on a quarterly, semi-annual or annual frequency as selected by you, until your death; or
     3. Elect to receive your remaining MAV Benefit Base on the Latest Annuity Date paid over the Minimum Withdrawal Period with payments equal to the current Maximum Annual Withdrawal Amount. If withdrawals have not started, your Maximum Annual Withdrawal Amount and Minimum Withdrawal Period will be calculated based on the applicable Maximum Annual Withdrawal Percentage; or

     4. Any payment option mutually agreeable between you and us.

Upon election of any of the above options, the Accumulation Phase of your contract ends and the Income Phase begins. Therefore, if electing annuity income payments for the life of the Annuitant, upon death, no benefit remains and the contract and its features will terminate.

Can MarketLock be cancelled?

MarketLock may be cancelled on the 5th contract anniversary, the 10th contract anniversary, or any contract anniversary thereafter. Once MarketLock is cancelled, you will no longer be charged a fee and the guarantees under the Benefit are terminated. You may not re-elect MarketLock after cancellation.

Are there circumstances under which MarketLock will automatically terminate?

The feature automatically terminates upon the occurrence of one of the following:

     1. The Minimum Withdrawal Period has been reduced to zero unless conditions for lifetime withdrawals are met; or

     2. Annuitization of the contract; or

     3. Full surrender of the contract; or

     4. Death benefit is paid.

Lifetime withdrawals will not be available in the event of:

     1. An ownership change which results in a change of the older owner;* or

     2. Withdrawals prior to the 65th birthday of the older owner; or

     3. Death of the older owner; or

     4. A Spousal Continuation (upon the death of the older owner); or

     5. A withdrawal in excess of 5% of MAV Benefit Base.**

* If a change of ownership occurs from a natural person to a non-natural entity, the original natural older owner must also be the annuitant after the ownership change to prevent termination of lifetime withdrawals. A change of ownership from a non-natural entity to a natural person can only occur if the new natural owner was the original natural older annuitant in order to prevent termination of lifetime withdrawals. Any ownership change is contingent upon prior review and approval by the Company.

** If a required minimum distribution withdrawal for this contract exceeds the Maximum Annual Withdrawal Amount, the ability to receive lifetime withdrawals will not be terminated.

MarketLock For Two and Polaris Income Rewards are no longer offered in new contracts. If you elected MarketLock For Two or Polaris Income Rewards, please see the Statement of Additional Information for details regarding these features.

CAPITAL PROTECTOR

What is Capital Protector?

Capital Protector is an optional guaranteed minimum accumulation benefit. Capital Protector offers protection in the event that your contract value declines due to unfavorable investment performance. On your 10th contract anniversary ("Benefit Date"), the feature provides a one-time adjustment ("Benefit") so that your contract value will be worth at least the amount of your guaranteed Purchase Payment(s), adjusted for withdrawals as specified below, as of the Benefit Date.

How and when can I elect Capital Protector?

You may only elect this feature at the time your contract is issued. You cannot elect the feature if you are age 81 or older on the contract issue date. Capital Protector is not available if you elect any other optional living benefit.

Capital Protector may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please check with your financial representative for availability.

Can Capital Protector be cancelled?

Generally, this feature and its corresponding charge cannot be cancelled or terminated prior to the Benefit Date. The feature terminates automatically following the Benefit Date. In addition, the feature will no longer be available and no Benefit will be paid if a death benefit is paid or if the contract is fully surrendered or annuitized before the Benefit Date.

How is the Benefit calculated for Capital Protector?

The Benefit is a one-time adjustment to your contract in the event that your contract value on the Benefit Date is less than the Purchase Payments made in the contract's first 90 days. The Benefit is equal to your Benefit Base, as defined below, minus your contract value on the Benefit Date. If the resulting amount is positive, you will receive a Benefit under the feature. If the resulting amount is negative, you will not receive a Benefit.

Your Benefit Base is equal to (a) minus (b) where:

     (a) is the Purchase Payments received on or after the contract issue date in the contract's first 90 days, and;

     (b) is an adjustment for all withdrawals and applicable fees and charges made subsequent to the contract issue date, in an amount proportionate to the amount by which the withdrawal decreased the contract value at the time of the withdrawal.

Payment Enhancements under the Polaris Rewards program are not considered Purchase Payments and are not used in the calculation of the Benefit Base. SEE POLARIS REWARDS ABOVE.

What is the fee for Capital Protector?

The annualized fee is calculated as a percentage of contract value minus Purchase Payments received after the 90th day since the contract issue date. The fee will be deducted from your contract value each quarter throughout the first 10 full contract years, beginning at the end of the first contract quarter following the contract issue date and up to and including on the Benefit Date. Once the feature is terminated, as discussed above, the charge will no longer be deducted. We will also not assess the quarterly fee if you surrender or annuitize before the end of the quarter.

----------------------------------------------------------------------------------
             CONTRACT YEAR                             ANNUALIZED FEE
----------------------------------------------------------------------------------
                  0-5                                      0.65%
----------------------------------------------------------------------------------
                  6-10                                     0.45%
----------------------------------------------------------------------------------
                  11+                                       none
----------------------------------------------------------------------------------

What happens to Capital Protector upon a spousal continuation?

If your spouse chooses to continue this contract upon your death, this feature cannot be terminated. The Benefit Date will not change as a result of a spousal continuation. SEE SPOUSAL CONTINUATION BELOW.

IMPORTANT INFORMATION ABOUT CAPITAL PROTECTOR

Capital Protector only guarantees Purchase Payments made in the first 90 days after issue. If you plan to add subsequent Purchase Payments after the first 90 days, you should know that Capital Protector would not protect those Purchase Payments.

Since Capital Protector may not guarantee a return of all Purchase Payments, it is important to realize that subsequent Purchase Payments made into the contract may decrease the value of the Benefit. For example, if near the end of the Benefit Date your Benefit Base is greater than your contract value, and you then make a subsequent Purchase Payment that causes your contract value to be larger than your Benefit Base on your Benefit Date, you will not receive any Benefit even though you have paid for Capital Protector throughout the first 10 full contract years. You should discuss making subsequent Purchase Payments with your financial representative as such activity may reduce or eliminate the value of the Benefit.

We will allocate the Benefit, if any, on the Benefit Date to the Cash Management Variable Portfolio. Any Benefit paid is not considered a Purchase Payment for purposes of calculating other benefits or features of your contract. Other contract benefits based on earnings, will continue to define earnings as the difference between contract value and Purchase Payments adjusted for withdrawals. For information about how the Benefit is treated for income tax purposes, you should consult a qualified tax advisor for information concerning your particular circumstances.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE CAPITAL PROTECTOR AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

        ----------------------------------------------------------------
        ----------------------------------------------------------------
                                 DEATH BENEFITS
        ----------------------------------------------------------------
        ----------------------------------------------------------------

If you die during the Accumulation Phase of your contract, we pay a death benefit to your Beneficiary. You must select a death benefit option at the time you purchase your contract. Once selected, you cannot change your death benefit option. You should discuss the available options with your financial representative to determine which option is best for you.

We do not pay a death benefit if you die after you begin the Income Phase; your Beneficiary would receive any remaining guaranteed annuity income payments in accordance with the annuity income option you selected. SEE ANNUITY INCOME OPTIONS BELOW.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no death benefit will be paid. PLEASE SEE MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK ABOVE.

You designate your Beneficiary, who will receive any death benefit payments. You may change the Beneficiary at any time, unless you previously made an irrevocable Beneficiary designation. If your contract is jointly owned, the surviving joint owner is the sole beneficiary.

We calculate and pay the death benefit when we receive all required paperwork and satisfactory proof of death at the Annuity Service Center. All death benefit calculations discussed below are made as of the day a death benefit request is received by us in Good Order at the Annuity Service Center, (including satisfactory proof of death) if the request is received before Market Close. If the death benefit request is received after Market Close, the death benefit calculations will be as of the next business day. We consider the following satisfactory proof of death:

     1. a certified copy of the death certificate; or
     2. a certified copy of a decree of a court of competent jurisdiction as to the finding of death; or

     3. a written statement by a medical doctor who attended the deceased at the time of death; or

     4. any other proof satisfactory to us.

If a Beneficiary does not elect a settlement option, within 60 days of our receipt of all required paperwork and satisfactory proof of death, we pay a lump sum death benefit to the Beneficiary.

The death benefit must be paid within 5 years of the date of death unless the Beneficiary elects to have it payable in the form of an annuity income option. If the Beneficiary elects an annuity income option, it must be paid over the Beneficiary's lifetime or for a period not extending beyond the Beneficiary's life expectancy. Payments must begin within one year of your death.

If the Beneficiary is the spouse of a deceased owner, he or she can elect to continue the Contract. SEE SPOUSAL CONTINUATION BELOW.

A Beneficiary may also elect to continue the contract and take the death benefit amount in a series of payments based upon the Beneficiary's life expectancy under the Extended Legacy program, if available, described below, subject to the applicable Internal Revenue Code distribution requirements. Payments must begin no later than the first anniversary of death for Non-qualified contracts or December 31st of the year following the year of death for IRAs. Your Beneficiary cannot participate in the Extended Legacy program if he/she has already elected another settlement option. Beneficiaries who do not begin taking payments within these specified time periods will not be eligible to elect an income option or participate in the Extended Legacy program.

EXTENDED LEGACY PROGRAM AND BENEFICIARY CONTINUATION OPTIONS

The Extended Legacy program, if available, can allow a Beneficiary to take the death benefit amount in the form of annuity income payments over a longer period of time with the flexibility to withdraw more than the IRS required minimum distribution. The contract continues in the original owner's name for the benefit of the Beneficiary. The Extended Legacy program allows the Beneficiary to take withdrawals in the form of a series of payments similar to the required minimum distributions under an IRA. Generally, IRS required minimum distributions must be made at least annually over a period not to exceed the Beneficiary's life expectancy as determined in the calendar year after the owner's death.

A Beneficiary may withdraw all or a portion of the contract value at any time, name their own beneficiary to receive any remaining unpaid amount in the contract in the event of their death and make transfers among investment options. Participation in the program may impact certain features of the contract that are detailed in the Death Claim Form. Please see your financial representative for additional information.

If the Beneficiary elects to participate in this program and the contract value is less than the death benefit amount as of the date we receive satisfactory proof of death and all required paperwork, we will increase the contract value by the amount which the death benefit exceeds contract value.

Other Beneficiary Continuation Options

Alternatively to the Extended Legacy program, the Beneficiary may also elect to receive the death benefit under a 5-year settlement option. The Beneficiary may take withdrawals as desired, but the entire contract value must be distributed by the fifth anniversary of death for Non-qualified contracts or by December 31st of the year containing the fifth anniversary of death for IRAs. For IRAs, the 5-year payout option is not available if the date of death is after the required beginning date for distributions (April 1 of the year following the year the original owner reaches the age of 70 1/2).

Please consult a qualified advisor regarding tax implications of these options and your particular circumstances.

DEATH BENEFIT DEFINED TERMS

The term "Net Purchase Payment" is used frequently in describing the death benefit payable. Net Purchase Payment is an on-going calculation. It does not represent a contract value.

We define Net Purchase Payments as Purchase Payments less an adjustment for each withdrawal, including fees and charges applicable to that withdrawal. If you have not taken any withdrawals from your contract, Net Purchase Payments equal total Purchase Payments into your contract. To calculate the adjustment amount for the first withdrawal made under the contract, we determine the percentage by which the withdrawal reduced the contract value. For example, a $10,000 withdrawal from a $100,000 contract is a 10% reduction in value. This percentage is calculated by dividing the amount of each withdrawal by the contract value immediately before taking the withdrawal. The resulting percentage is then multiplied by the amount of the total Purchase Payments and subtracted from the amount of the total Purchase Payments on deposit at the time of the withdrawal. The resulting amount is the initial Net Purchase Payment.

To arrive at the Net Purchase Payment calculation for subsequent withdrawals, we determine the percentage by which the contract value is reduced, by taking the amount of the withdrawal in relation to the contract value immediately before the withdrawal. We then multiply the Net Purchase Payment calculation as determined prior to the withdrawal, by this percentage. We subtract that result from the Net Purchase Payment calculation as determined prior to the withdrawal to arrive at all subsequent Net Purchase Payment calculations.

The term "withdrawals" as used in describing the death benefit options is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY DOES NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

STANDARD DEATH BENEFIT

If the contract is issued prior to your 83rd birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or

     2. Net Purchase Payments.

If the contract is issued on or after the 83rd birthday but prior to your 86th birthday, the standard death benefit on your contract is the greater of:

     1. Contract value; or

     2. The lesser of:

          a. Net Purchase Payments; or

          b. 125% of Contract Value.

OPTIONAL ENHANCED DEATH BENEFITS

For an additional fee, you may elect one of the optional death benefits below which can provide greater protection for your beneficiaries. If you elect an optional death benefit, you must choose one of the options listed below at the time you purchase your contract and you cannot change your election thereafter at any time. The fee for the optional death benefit is 0.25% of the average daily net asset value allocated to the Variable Portfolios. You may pay for the optional death benefit and your Beneficiary may never receive the benefit once you begin the Income Phase on or before the Latest Annuity Date.

OPTION 1 - PURCHASE PAYMENT ACCUMULATION OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments, compounded at 3% annual growth rate to the earlier of the 75th birthday or the date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the 75th birthday; or

     3. Contract value on the seventh contract anniversary, reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for Purchase Payments received after the seventh contract anniversary.

The Purchase Payment Accumulation Option can only be elected prior to your 75th birthday.

OPTION 2 - MAXIMUM ANNIVERSARY VALUE OPTION

The death benefit is the greatest of:

     1. Contract value; or

     2. Net Purchase Payments; or

     3. Maximum anniversary value on any contract anniversary prior to your 83rd birthday. The anniversary values equal the contract value on a contract anniversary, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments since that anniversary.

The Maximum Anniversary Value option can only be elected prior to your 83rd birthday.

For contracts in which the aggregate of all Purchase Payments in contracts issued by AIG SunAmerica Life and/or First SunAmerica Life to the same owner/annuitant are in excess of $1,500,000, we reserve the right to limit the death benefit amount that is in excess of contract value at the time we receive all paperwork and satisfactory proof of death. Any limit on the maximum death benefit payable would be mutually agreed upon in writing by you and the Company prior to purchasing the contract.

The death benefit options on contracts issued before May 1, 2007 would be subject to a different calculation. Please see the Statement of Additional Information for details.

OPTIONAL ESTATEPLUS FEATURE

EstatePlus, an optional earnings enhancement benefit of your contract, may increase the death benefit amount if you have earnings in your contract at the time of death. The fee for the benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolios. EstatePlus is not available if you are age 81 or older at the time we issue your contract.

In order to elect EstatePlus, you must have also elected one of the optional enhanced death benefits described above.

You must elect EstatePlus at the time we issue your contract and you may not terminate this election. Furthermore, EstatePlus is not payable after the Latest Annuity Date. You may pay for EstatePlus and your Beneficiary may never receive the benefit if you live past the Latest Annuity Date.

We will add a percentage of your contract earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Benefit"), to the death benefit payable. The contract year of your death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit.

The table below applies to contracts issued prior to your 70th birthday:

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   CONTRACT YEAR              ESTATEPLUS                    MAXIMUM
      OF DEATH                PERCENTAGE              ESTATEPLUS BENEFIT
----------------------------------------------------------------------------
 Years 0 - 4           25% of Earnings             40% of Net Purchase
                                                   Payments
----------------------------------------------------------------------------
 Years 5 - 9           40% of Earnings             65% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------
 Years 10+             50% of Earnings             75% of Net Purchase
                                                   Payments*
----------------------------------------------------------------------------

The table below applies to contracts issued on or after your 70th birthday but prior to your 81st birthday:

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      CONTRACT YEAR                ESTATEPLUS                    MAXIMUM
        OF DEATH                   PERCENTAGE              ESTATEPLUS BENEFIT
---------------------------------------------------------------------------------
 All Contract Years         25% of Earnings             40% of Net Purchase
                                                        Payments*
---------------------------------------------------------------------------------

* Purchase Payments received after the 5th contract anniversary must remain in the contract for at least 6 full months to be included as part of Net Purchase Payments for the purpose of the Maximum EstatePlus Benefit.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods during which you have owned your contract ending on the date of death. Your Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the table above.

What is the EstatePlus Percentage?

We determine the EstatePlus benefit using the EstatePlus Percentage, indicated in the table above, which is a specified percentage of the earnings in your contract on the date of death. For the purpose of this calculation, earnings equals contract value minus Net Purchase Payments as of the date of death. If there are no earnings in your contract at the time of death, the amount of your EstatePlus benefit will be zero.

What is the Maximum EstatePlus Benefit?

The EstatePlus benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of your Net Purchase Payments, as indicated in the table above.

EstatePlus may not be available in your state or through the broker-dealer with which your financial representative is affiliated. Please contact your financial representative for information regarding availability.

A Continuing Spouse may continue EstatePlus if they are age 80 or younger on the Continuation Date or terminate the benefit. If a Continuing Spouse is age 81 or older on the Continuation Date, they may continue the contract only and may not continue the EstatePlus feature. If the Continuing Spouse terminates EstatePlus or dies after the Latest Annuity Date, no EstatePlus benefit will be payable to the Continuing Spouse's Beneficiary. SEE SPOUSAL CONTINUATION BELOW.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ESTATEPLUS (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

SPOUSAL CONTINUATION

The Continuing Spouse may elect to continue the contract after your death. Generally, the contract, its benefits and elected features, if any, remain the same. The Continuing Spouse is subject to the same fees, charges and expenses applicable to the original owner of the contract. A spousal continuation can only take place once, upon the death of the original owner of the contract. If the Continuing Spouse terminates any optional death benefit or dies after the Latest Annuity Date, no optional death benefit will be payable to the Continuing Spouse's Beneficiary.

To the extent that the Continuing Spouse invests in the Variable Portfolios, they will be subject to investment risk as was the original owner.

Upon a spousal continuation, we will contribute to the contract value an amount by which the death benefit that would have been paid to the Beneficiary upon the death of the original owner, exceeds the contract value ("Continuation Contribution"), if any. We calculate the Continuation Contribution as of the date of the original owner's death. We will add the Continuation Contribution as of the date we receive both the Continuing Spouse's written request to continue the contract and satisfactory proof of death of the original owner ("Continuation Date") at the Annuity Service Center. The Continuation Contribution is not considered a Purchase Payment for the purposes of any other calculations except the death benefit following the Continuing Spouse's death. Generally, the age of the Continuing Spouse on the Continuation Date and on the date of the Continuing Spouse's death will be used in determining any future death benefits under the contract. SEE THE SPOUSAL CONTINUATION APPENDIX FOR A DISCUSSION OF THE DEATH BENEFIT CALCULATIONS AFTER A SPOUSAL CONTINUATION.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

PLEASE SEE OPTIONAL LIVING BENEFITS AND DEATH BENEFITS ABOVE FOR INFORMATION ON THE EFFECT OF SPOUSAL CONTINUATION ON THOSE BENEFITS.

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                                    EXPENSES
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There are fees and expenses associated with your contract which reduce your investment return. We will not increase the contract fees, such as mortality and expense charges or withdrawal charges for the life of your contract. Underlying Fund fees may increase or decrease. Some states may require that we charge less than the amounts described below. FOR STATE-SPECIFIC EXPENSES, PLEASE SEE APPENDIX E -- STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF CERTAIN FEATURES AND BENEFITS.

We intend to profit from the sale of the contracts. Our profit may be derived as a result of a variety of pricing factors including but not limited to the fees and charges assessed under the contract and/or amounts we may receive from an Underlying Fund, its investment adviser and/or subadvisers (or affiliates thereof). PLEASE SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW. The fees, charges, amounts received from the Underlying Funds (or affiliates thereof) and any resulting profit may be used for any corporate purpose including supporting marketing, distribution and/or administration of the contract and, in its role as an intermediary, the Underlying Funds.

SEPARATE ACCOUNT EXPENSES

The annualized Separate Account expenses is 1.15% of the average daily ending net asset value allocated to the Variable Portfolios. This charge compensates the Company for the mortality and expense risk and the costs of contract distribution assumed by the Company.

Generally, the mortality risks assumed by the Company arise from its contractual obligations to make annuity income payments after the Annuity Date and to provide a death benefit. The expense risk assumed by the Company is that the costs of administering the contracts and the Separate Account will exceed the amount received from the fees and charges assessed under the contract.

If these charges do not cover all of our expenses, we will pay the difference. Likewise, if these charges exceed our expenses, we will keep the difference. The mortality and expense risk charge is expected to result in a profit. Profit may be used for any cost or expense including supporting distribution. SEE PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT BELOW.

WITHDRAWAL CHARGES

The contract provides a free withdrawal amount every contract year. SEE ACCESS TO YOUR MONEY ABOVE. You may incur a withdrawal charge if you take a withdrawal in excess of the free withdrawal amount and/or if you fully surrender your contract.

We apply a withdrawal charge schedule to each Purchase Payment you contribute to the contract. A withdrawal charge does not apply to each Purchase Payment after it has been in the contract for four complete years if Early Access is elected, for nine complete years if Polaris Rewards is elected, or seven complete years if neither of these features is elected. The withdrawal charge percentage declines over time for each Purchase Payment in the contract. The withdrawal charge schedules are as follows:

WITHDRAWAL CHARGE WITH ELECTION OF THE EARLY ACCESS FEATURE:

----------------------------------------------------------------------
       YEARS SINCE
    PURCHASE PAYMENT
         RECEIPT             1        2        3        4        5+
----------------------------------------------------------------------
 Withdrawal
 Charge                      7%       6%       6%       5%       0%
----------------------------------------------------------------------

WITHDRAWAL CHARGE WITH ELECTION OF THE POLARIS REWARDS FEATURE:

--------------------------------------------------------------------------------------------------------------
    YEARS SINCE
  PURCHASE PAYMENT
      RECEIPT           1        2        3        4        5        6        7        8        9       10+
--------------------------------------------------------------------------------------------------------------
 Withdrawal
 Charge                 9%       8%       8%       7%       6%       5%       4%       3%       2%       0%
--------------------------------------------------------------------------------------------------------------

WITHDRAWAL CHARGE WITHOUT ELECTION OF EITHER FEATURE:

----------------------------------------------------------------------------------------------
     YEARS SINCE
   PURCHASE PAYMENT
       RECEIPT            1        2        3        4        5        6        7        8+
----------------------------------------------------------------------------------------------
 Withdrawal
 Charge                   7%       6%       6%       5%       4%       3%       2%       0%
----------------------------------------------------------------------------------------------

The higher, longer withdrawal charge schedule and the additional fee for the Polaris Rewards feature may compensate us for the expenses associated with the feature.

The Polaris Rewards feature is designed for long term investing. We expect that if you remain committed to this investment over the long term, we may profit as a result of fees charged over the life of your contract.

When calculating the withdrawal charge, we treat withdrawals as coming first from the Purchase Payments that have been in your contract the longest. However, for tax purposes, your withdrawals are considered as coming from earnings first, then Purchase Payments. SEE ACCESS TO YOUR MONEY ABOVE.

Whenever possible, we deduct the withdrawal charge from the money remaining in your contract. If you fully surrender your contract value, we deduct any applicable withdrawal charges from the amount surrendered.

We will not assess a withdrawal charge when we pay a death benefit, assess contract fees and/or when you switch to the Income Phase.

Withdrawals made prior to age 59 1/2 may result in tax penalties. SEE TAXES
BELOW.

UNDERLYING FUND EXPENSES

INVESTMENT MANAGEMENT FEES

Each Variable Portfolio purchases shares of a corresponding Underlying Fund. The Accumulation Unit value for each Variable Portfolio reflects the investment management fees and other expenses of the corresponding Underlying Funds. The Accumulation Unit value for Variable Portfolios that invest in Feeder Funds also will reflect the investment management fee and other expenses of the corresponding Master Fund in which the Feeder Funds invest. These fees may vary. They are not fixed or specified in your annuity contract, rather the Underlying Funds are governed by their own boards of trustees.

12b-1 FEES

Certain Underlying Funds available in this product, including the Feeder Funds, assess a 12b-1 fee of the 0.25% of average daily net assets allocated to those Underlying Funds. Over time these fees will increase the cost of your investment.

There is an annualized 0.25% fee applicable to Class 3 shares of Anchor Series Trust and SunAmerica Series Trust (including the Feeder Funds), Class 2 shares of Franklin Templeton Variable Insurance Products Trust, and Class II shares of Van Kampen Life Investment Trust. This amount is generally used to pay financial intermediaries for services provided over the life of your contract.

The 12b-1 fees compensate us for costs associated with the servicing of these shares, including, but not limited to, reimbursing us for expenditures we make to registered representatives in selling firms for providing services to contract owners who are indirect beneficial owners of these shares and for maintaining contract owner accounts.

For more detailed information on these Underlying Fund fees, refer to the Trust prospectuses.

CONTRACT MAINTENANCE FEE

During the Accumulation Phase, we deduct a contract maintenance fee of $35 from your contract once per year on your contract anniversary. This charge compensates us for the cost of administering your contract. The fee is deducted proportionately from your contract value on your contract anniversary by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If you withdraw your entire contract value, we will deduct the contract maintenance fee from that withdrawal.

If your contract value is $50,000 or more on your contract anniversary date, we currently waive this fee. This waiver is subject to change without notice.

TRANSFER FEE

We permit 15 free transfers between investment options each contract year. We charge you $25 for each additional transfer that contract year. SEE TRANSFERS DURING THE ACCUMULATION PHASE ABOVE.

OPTIONAL MARKETLOCK INCOME PLUS FEE

The annualized MarketLock Income Plus fee will be assessed as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock Income Plus depends on whether you elect to cover one life or two lives. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the feature. You will be notified of any change in fee prior to the First, Second and Subsequent Extensions. We guarantee that the current fee reflected below will not increase by more than 0.25% at the time of First Extension.

The fee is deducted from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the value in the Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract or if a death benefit is paid before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in that contract quarter. The fee is as follows:

----------------------------------------------------
 ALL YEARS IN WHICH THE
  FEATURE IS IN EFFECT          ANNUALIZED FEE
----------------------------------------------------
 For One Covered Person      0.95% of Income Base
----------------------------------------------------
 For Two Covered Persons     1.20% of Income Base
----------------------------------------------------

OPTIONAL MARKETLOCK FOR LIFE PLUS FEE

The annualized MarketLock For Life Plus fee will be assessed as a percentage of the Income Base for all years in which the feature is in effect. The fee for MarketLock For Life Plus depends on whether you elect to cover one life or two lives and whether you elect the +6% option or +7% option. The fee will be calculated and deducted quarterly from your contract value, starting on the first quarter following the Effective Date and ending upon termination of the Benefit.

The fee is deducted proportionately from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in the available Fixed Accounts which in total equal the amount of the fee. If your contract value falls to zero before the feature has been terminated, the fee will no longer be assessed. We will not assess the quarterly fee if you annuitize your contract before the end of a contract quarter. If the feature is still in effect and you surrender your contract, we will assess a pro-rata fee if you surrender your contract before the end of a contract quarter. The pro-rata fee is calculated by multiplying the full quarterly fee by the number of days between the date the fee was last assessed and the date of surrender divided by the number of days in a contract quarter. The fee is as follows:

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     MARKETLOCK FOR                NUMBER OF
    LIFE PLUS OPTION            COVERED PERSONS            ANNUALIZED FEE
-------------------------------------------------------------------------------
 +6% Option                         For One                   0.65% of
                                Covered Person               Income Base
                           -------------------------------------------
                                    For Two                   0.90% of
                                Covered Persons              Income Base
-------------------------------------------------------------------------------
 +7% Option                         For One                   0.75% of
                                Covered Person               Income Base
                           -------------------------------------------
                                    For Two                   1.00% of
                                Covered Persons              Income Base
-------------------------------------------------------------------------------

OPTIONAL MARKETLOCK FEE

The annualized MarketLock fee will be assessed as a percentage of the MAV Benefit Base. The fee will be deducted quarterly from your contract value starting on the first quarter following the contract issue date and ending upon the termination of the feature. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. If your contract value and/or MAV Benefit Base falls to zero before the feature has been terminated, the fee will no longer be assessed. However, if the MAV Benefit Base is adjusted upwards at a later date because the current anniversary value is greater than both the current and any previous anniversary values, the calculation and deduction of the fee will resume. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. The fee is as follows:

----------------------------------------------------
                                ANNUALIZED FEE
----------------------------------------------------
 All years in which the    0.65% of MAV Benefit Base
    feature is in effect
----------------------------------------------------

OPTIONAL CAPITAL PROTECTOR FEE

The annualized Capital Protector fee is calculated as a percentage of your contract value minus Purchase Payments received after the 90th day since contract issue date. If you elect the feature, the fee is deducted at the end of the first contract quarter and quarterly thereafter from your contract value. The fee is deducted proportionately from your contract value by redeeming the number of Accumulation Units invested in the Variable Portfolios and the dollar amount invested in available Fixed Accounts which in total equal the amount of the fee. We will not assess the quarterly fee if you surrender or annuitize before the end of a quarter. However, upon surrender or annuitization, we reserve the right to deduct the quarterly fee incurred. The fee is as follows:

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             CONTRACT YEAR                             ANNUALIZED FEE
----------------------------------------------------------------------------------
                  0-5                                      0.65%
----------------------------------------------------------------------------------
                  6-10                                     0.45%
----------------------------------------------------------------------------------
                  11+                                       none
----------------------------------------------------------------------------------

OPTIONAL ENHANCED DEATH BENEFIT FEE

The fee for the optional death benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

OPTIONAL ESTATEPLUS FEE

The annualized fee for the optional EstatePlus benefit is 0.25% of the average daily ending net asset value allocated to the Variable Portfolio(s).

OPTIONAL POLARIS REWARDS FEATURE FEE

The annualized fee for the optional Polaris Rewards feature is 0.40% of the average daily ending net asset value allocated to the Variable Portfolios. This fee is no longer assessed after nine contract years.

OPTIONAL EARLY ACCESS FEATURE FEE

The annualized fee for the optional Early Access feature is 0.40% of the average daily ending net asset value allocated to the Variable Portfolios. This fee is no longer assessed after four contract years.

PREMIUM TAX

Certain states charge the Company a tax on Purchase Payments up to a maximum of 3.5%. These states may require that we either deduct the premium tax when you make a Purchase Payment or when you fully surrender your contract or begin the Income Phase. SEE STATE APPENDIX BELOW FOR A LISTING OF THE STATES THAT CHARGE PREMIUM TAXES AND THE PERCENTAGE OF THE TAX.
INCOME TAXES

We do not currently deduct income taxes from your contract. We reserve the right to do so in the future.

REDUCTION OR ELIMINATION OF FEES, EXPENSES, AND ADDITIONAL AMOUNTS CREDITED

Sometimes sales of contracts to groups of similarly situated individuals may lower our fees and expenses. We reserve the right to reduce or waive certain fees and expenses when this type of sale occurs. In addition, we may also credit additional amounts to contracts sold to such groups. We determine which groups are eligible for this treatment. Some of the criteria we evaluate to make a determination are size of the group; amount of expected Purchase Payments; relationship existing between us and the prospective purchaser; length of time a group of contracts is expected to remain active; purpose of the purchase and whether that purpose increases the likelihood that our expenses will be reduced; and/or any other factors that we believe indicate that fees and expenses may be reduced.

The Company may make such a determination regarding sales to its employees, it affiliates' employees and employees of currently contracted broker-dealers; its registered representatives; and immediate family members of all of those described.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE ANY SUCH DETERMINATION OR THE TREATMENT APPLIED TO A PARTICULAR GROUP AT ANY TIME.

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                             ANNUITY INCOME OPTIONS
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ANNUITY DATE

During the Income Phase, we use the money accumulated in your contract to make regular annuity income payments to you. You may begin the Income Phase any time after your second contract anniversary. You must provide us with a written request of the date you want annuity income payments to begin and send your request to the Annuity Service Center. Your annuity date is the first day of the month you select annuity income payments to begin ("Annuity Date"). You may change your Annuity Date by sending a written request to the Annuity Service Center, so long as you do so at least seven days before the annuity income payments are scheduled to begin. Except as indicated under Option 5 below, once you begin receiving annuity income payments, you cannot otherwise access your money through a withdrawal or surrender.

We do not pay a death benefit to your Beneficiary once you begin the Income Phase. SEE DEATH BENEFITS ABOVE.

If your contract value is reduced to zero as a result of receiving guaranteed withdrawals under a living benefit feature, no annuity income payments will be available. PLEASE

SEE MARKETLOCK INCOME PLUS, MARKETLOCK FOR LIFE PLUS AND MARKETLOCK ABOVE.

If the Annuity Date is past your 85th birthday, your contract could lose its status as an annuity under Federal tax laws. This may cause you to incur adverse tax consequences. In addition, most Qualified contracts require you to take minimum distributions after you reach age 70 1/2. SEE TAXES BELOW.

ANNUITY INCOME OPTIONS

You must contact us to select an annuity income option by sending a written request to our Annuity Service Center. Once you begin receiving annuity income payments, you cannot change your income option before beginning the Income Phase. If you elect to receive annuity income payments but do not select an income option, your annuity income payments shall be in accordance with Option 4 for a period of 10 years; for annuity income payments based on joint lives, the default is Option 3 for a period of 10 years.

We base our calculation of annuity income payments on the life expectancy of the Annuitant and the annuity rates set forth in your contract. As the contract owner, you may change the Annuitant at any time prior to the Annuity Date. You must notify us if the Annuitant dies before the Annuity Date and designate a new Annuitant. If we do not receive a new annuitant election, you may not select an annuity income option based on the life of the Annuitant.

ANNUITY INCOME OPTION 1 - LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant. Annuity income payments end when the Annuitant dies.

ANNUITY INCOME OPTION 2 - JOINT AND SURVIVOR LIFE INCOME ANNUITY

This option provides annuity income payments for the life of the Annuitant and for the life of another designated person. Upon the death of either person, we will continue to make annuity income payments during the lifetime of the survivor. Annuity income payments end when the survivor dies.

ANNUITY INCOME OPTION 3 - JOINT AND SURVIVOR LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to Option 2 above, with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant and the survivor die before all of the guaranteed annuity income payments have been made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 4 - LIFE INCOME ANNUITY WITH 10 OR 20 YEARS GUARANTEED

This option is similar to income Option 1 above with an additional guarantee of payments for at least 10 or 20 years, depending on the period chosen. If the Annuitant dies before all guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract.

ANNUITY INCOME OPTION 5 - INCOME FOR A SPECIFIED PERIOD

This option provides annuity income payments for a guaranteed period ranging from 5 to 30 years, depending on the period chosen. If the Annuitant dies before all the guaranteed annuity income payments are made, the remaining annuity income payments are made to the Beneficiary under your contract. Additionally, if variable annuity income payments are elected under this option, you (or the Beneficiary under the contract if the Annuitant dies prior to all guaranteed annuity income payments being made) may redeem any remaining guaranteed variable annuity income payments after the Annuity Date. The amount available upon such redemption would be the discounted present value of any remaining guaranteed variable annuity income payments.

If provided for in your contract, any applicable withdrawal charge will be deducted from the discounted value as if you fully surrendered your contract.

The value of an Annuity Unit, regardless of the option chosen, takes into account the mortality and expense risk charge. Since Option 5 does not contain an element of mortality risk, no benefit is derived from this charge.

Please read the Statement of Additional Information for a more detailed discussion of the annuity income options.

FIXED OR VARIABLE ANNUITY INCOME PAYMENTS

You can choose annuity income payments that are fixed, variable or both. Unless otherwise elected, if at the date when annuity income payments begin you are invested in the Variable Portfolios only, your annuity income payments will be variable and if your money is only in Fixed Accounts at that time, your annuity income payments will be fixed in amount. Further, if you are invested in both Fixed Accounts and Variable Portfolios when annuity income payments begin, your payments will be fixed and variable, unless otherwise elected. If annuity income payments are fixed, the Company guarantees the amount of each payment. If the annuity income payments are variable, the amount is not guaranteed.

ANNUITY INCOME PAYMENTS

We make annuity income payments on a monthly, quarterly, semi-annual or annual basis. You instruct us to send you a check or to have the payments directly deposited into your bank account. If state law allows, we distribute annuities with a contract value of $5,000 or less in a lump sum. Also, if state law allows and the selected annuity income option results in annuity income payments of less than $50 per payment, we may decrease the frequency of payments.

If you are invested in the Variable Portfolios after the Annuity Date, your annuity income payments vary depending on the following:

     - for life options, your age when annuity income payments begin; and

     - the contract value attributable to the Variable Portfolios on the Annuity Date; and

     - the 3.5% assumed investment rate used in the annuity table for the contract; and

     - the performance of the Variable Portfolios in which you are invested during the time you receive annuity income payments.

If you are invested in both the Fixed Accounts and the Variable Portfolios after the Annuity Date, the allocation of funds between the Fixed Accounts and Variable Portfolios also impacts the amount of your annuity income payments.

The value of variable annuity income payments, if elected, is based on an assumed interest rate ("AIR") of 3.5% compounded annually. Variable annuity income payments generally increase or decrease from one annuity income payment date to the next based upon the performance of the applicable Variable Portfolios. If the performance of the Variable Portfolios selected is equal to the AIR, the annuity income payments will remain constant. If performance of Variable Portfolios is greater than the AIR, the annuity income payments will increase and if it is less than the AIR, the annuity income payments will decline.

TRANSFERS DURING THE INCOME PHASE

During the Income Phase, only one transfer per month is permitted between the Variable Portfolios. No other transfers are allowed during the Income Phase. Transfers will be effected for the last NYSE business day of the month in which we receive your request for the transfer.

DEFERMENT OF PAYMENTS

We may defer making fixed payments for up to six months, or less if required by law. Interest is credited to you during the deferral period. SEE ALSO ACCESS TO YOUR MONEY ABOVE FOR A DISCUSSION OF WHEN PAYMENTS FROM A VARIABLE PORTFOLIO MAY BE SUSPENDED OR POSTPONED.

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                                     TAXES
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NOTE: THE BASIC SUMMARY BELOW ADDRESSES BROAD FEDERAL TAXATION MATTERS, AND GENERALLY DOES NOT ADDRESS STATE TAXATION ISSUES OR QUESTIONS. IT IS NOT TAX ADVICE. WE CAUTION YOU TO SEEK COMPETENT TAX ADVICE ABOUT YOUR OWN CIRCUMSTANCES. WE DO NOT GUARANTEE THE TAX STATUS OF YOUR ANNUITY. TAX LAWS CONSTANTLY CHANGE; THEREFORE, WE CANNOT GUARANTEE THAT THE INFORMATION CONTAINED HEREIN IS COMPLETE AND/OR ACCURATE. WE HAVE INCLUDED AN ADDITIONAL DISCUSSION REGARDING TAXES IN THE STATEMENT OF ADDITIONAL INFORMATION.

ANNUITY CONTRACTS IN GENERAL

The Internal Revenue Code ("IRC") provides for special rules regarding the tax treatment of annuity contracts. Generally, taxes on the earnings in your annuity contract are deferred until you take the money out. Qualified retirement investments that satisfy specific tax and ERISA requirements automatically provide tax deferral regardless of whether the underlying contract is an annuity, a trust, or a custodial account. Different rules apply depending on how you take the money out and whether your contract is Qualified or Non-Qualified.

If you do not purchase your contract under a pension plan, a specially sponsored employer program or an Individual Retirement Account ("IRA"), your contract is referred to as a Non-Qualified contract. A Non-Qualified contract receives different tax treatment than a Qualified contract. In general, your cost in a Non-Qualified contract is equal to the Purchase Payments you put into the contract. You have already been taxed on the cost basis in your contract.

If you purchase your contract under a pension plan, a specially sponsored employer program, as an individual retirement annuity, or under an IRA, your contract is referred to as a Qualified Contract. Examples of qualified plans or arrangements are: Individual Retirement Annuities and IRAs, Roth IRAs, Tax-Sheltered Annuities (also referred to as 403(b) annuities or 403(b) contracts), plans of self-employed individuals (often referred to as H.R. 10 Plans or Keogh Plans), pension and profit sharing plans including 401(k) plans, and governmental 457(b) plans. Typically, for employer plans and tax-deductible IRA contributions, you have not paid any tax on the Purchase Payments used to buy your contract and therefore, you have no cost basis in your contract. However, you normally will have a cost basis in a Roth IRA, a Roth 403(b) or a Roth 401(k) account, and you may have cost basis in a traditional IRA or in another Qualified Contract.

AGGREGATION OF CONTRACTS

All Non-Qualified contracts that are issued by us (or our affiliates) to you during any calendar year will be treated as one annuity contract for purposes of determining the taxable amount of any distribution.

TAX TREATMENT OF DISTRIBUTIONS - NON-QUALIFIED CONTRACTS

If you make partial or total withdrawals from a Non-Qualified contract, the IRC generally treats such withdrawals as coming first from taxable earnings and then coming from your Purchase Payments. Purchase payments made prior to August 14, 1982, however, are an important exception to this general rule, and for tax purposes generally are treated as being distributed first, before either the earnings on those contributions, or other Purchase Payments and earnings in the contract. If you annuitize your contract, a portion of each annuity income payment will be considered, for tax purposes, to be a return of a portion of your Purchase Payment, generally until you have received all of your Purchase Payment. Any portion of each annuity income payment that is considered a return of your Purchase Payment will not be taxed. Additionally, the taxable portion of any withdrawals, whether annuitized or other withdrawals, generally is subject to applicable state and/or local income taxes, and may be subject to an additional 10% penalty tax unless withdrawn in conjunction with the following circumstances:

     - after attaining age 59 1/2;

     - when paid to your beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - when paid as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated beneficiary for a period of 5 years or attainment of age
       59 1/2, whichever is later;

     - under an immediate annuity contract;

     - which are attributable to Purchase Payments made prior to August 14, 1982.

TAX TREATMENT OF DISTRIBUTIONS - QUALIFIED CONTRACTS (INCLUDING GOVERNMENTAL 457(b) ELIGIBLE DEFERRED COMPENSATION PLANS)

Generally, you have not paid any taxes on the Purchase Payments used to buy a Qualified contract. As a result, most amounts withdrawn from the contract or received as annuity income payments will be taxable income. Exceptions to this general rule include withdrawals attributable to after-tax Roth IRA, Roth 403(b), and Roth 401(k) contributions. Withdrawals from Roth IRAs are generally treated for federal tax purposes as coming first from the Roth contributions that have already been taxed, and as entirely tax free. Withdrawals from Roth 403(b) and Roth 401(k) accounts, and withdrawals generally from Qualified contracts, are treated generally as coming pro-rata from amounts that already have been taxed and amounts that are taxed upon withdrawal. Withdrawals from Roth IRA, Roth 403(b) and Roth 401(k) accounts which satisfy certain qualification requirements, including at least five years in a Roth account under the plan or IRA and either attainment of age 59 1/2, death or disability (or, if an IRA for the purchase of a first home), will not be subject to federal income taxation.

The taxable portion of any withdrawal or income payment from a Qualified contract will be subject to an additional 10% penalty tax, under the IRC, except in the following circumstances:

     - after attainment of age 59 1/2;

     - when paid to your Beneficiary after you die;

     - after you become disabled (as defined in the IRC);

     - as a part of a series of substantially equal periodic payments (not less frequently than annually) made for your life (or life expectancy) or the joint lives (or joint expectancies) of you and your designated Beneficiary for a period of 5 years or attainment of age 59 1/2, whichever is later;

     - payments to employees after separation from service after attainment of age 55 (does not apply to IRAs);

     - dividends paid with respect to stock of a corporation described in IRC
       Section 404(k);

     - for payment of medical expenses to the extent such withdrawals do not exceed limitations set by the IRC for deductible amounts paid during the taxable year for medical care;

     - payments to alternate payees pursuant to a qualified domestic relations order (does not apply to IRAs);

     - for payment of health insurance if you are unemployed and meet certain requirements;

     - distributions from IRAs for higher education expenses;

     - distributions from IRAs for first home purchases;

     - amounts distributed from a Code Section 457(b) plan other than to the extent such amounts in a governmental Code Section 457(b) plan represent rollovers from an IRA or employer-sponsored plan to which the 10% penalty would otherwise apply and which are treated as distributed from a Qualified plan for purposes of the premature distribution penalty.

The IRC limits the withdrawal of an employee's voluntary Purchase Payments from a Tax-Sheltered Annuity (TSA). Withdrawals can only be made when an Owner: (1) reaches age 59 1/2; (2) severs employment with the employer; (3) dies; (4) becomes disabled (as defined in the IRC); or (5) experiences a financial hardship (as defined in the IRC). In the case of hardship, the owner can only withdraw Purchase Payments. Additional plan limitations may also apply. Amounts held in a TSA annuity contract as of December 31, 1988 are not subject to these restrictions.

Qualifying transfers of amounts from one TSA contract to another TSA contract under section 403(b) or to a custodial account under section 403(b)(7), and qualifying transfers to a state defined benefit plan to purchase service credits, are not considered distributions, and thus are not subject to these withdrawal limitations. If amounts are transferred from a custodial account described in Code section 403(b)(7) to this contract the transferred amount will retain the custodial account withdrawal restrictions.

Transfers among 403(b) annuities and/or 403(b)(7) custodial accounts generally are subject to rules set out in the Code, regulations, IRS pronouncements, and other applicable legal authorities.

On July 26, 2007, the Department of the Treasury published final 403(b) regulations that are largely effective on January 1, 2009. These comprehensive regulations include several new rules and requirements, such as a requirement that employers maintain their 403(b) plans pursuant to a written plan. The final regulations, subsequent IRS guidance, and the terms of the written plan may impose new restrictions on both new and existing contracts, including restrictions on the availability of loans, distributions, transfers and exchanges, regardless of when a contract was purchased.

Prior to the effective date of the final regulations, provisions applicable to tax-free transfers and exchanges of 403(b) annuity contracts or custodial accounts became effective September 25, 2007, replacing existing rules under IRS Revenue Ruling 90-24 ("90-24 transfer"). Under these new rules, transfers and exchanges (both referred to below as "transfers") are available only to the extent permitted under the employer's 403(b) plan once established. Additionally, transfers occurring after September 24, 2007 that do not comply with these new rules can become taxable on January 1, 2009, or the date of the transfer, whichever is later. If you make a transfer to a contract or custodial account that is not part of the employer's 403(b) plan (other than a transfer to a different plan), and the provider and employer fail to enter into an information sharing agreement by January 1, 2009, the transfer would be considered a "failed" transfer that is subject to tax. Additional guidance issued by the IRS generally permits a failed transfer to be corrected no later than June 30, 2009 by re-transferring to a contract or custodial account that is part of the employer's 403(b) plan or that is subject to an information-sharing agreement with the employer.

In general, certain contracts originally established by a 90-24 transfer prior to September 25, 2007 are exempt (or grandfathered) from some of the requirements of the final regulations; provided that no salary reduction or other contributions have ever been made to the contract, and that no additional transfers are made to the contract on or after September 25, 2007. Further, contracts that are not grandfathered are generally required to be part of, and subject to the requirements of an employer's 403(b) plan upon its establishment, but no later than by January 1, 2009.

The new rules in the final regulations generally do not affect a participant's ability to transfer some or all of a 403(b) account to a state-defined benefit plan to purchase service credits, where such a transfer is otherwise consistent with applicable rules and requirements and with the terms of the employer's plan.

You may wish to discuss the new regulations and/or the general information above with your tax advisor.

Withdrawals from other Qualified contracts are often limited by the IRC and by the employer's plan.

If you are purchasing the contract as an investment vehicle for a trust under a Qualified Plan, you should consider that the contract does not provide any additional tax-deferral benefits beyond the treatment provided by the trust itself. In addition, if the contract itself is a qualifying arrangement (as with a 403(b) annuity or Individual Retirement Annuity), the contract generally does not provide tax deferral benefits beyond the treatment provided to alternative qualifying arrangements such as trusts or custodial accounts. However, in both cases the contract offers features and benefits that other investments may not offer. You and your financial representative should carefully consider whether the features and benefits, including the investment options, lifetime annuity income options, and protection through living benefits, death benefits and other benefits provided under an annuity contract issued in connection with a Qualified contract are suitable for your needs and objectives and are appropriate in light of the expense.

REQUIRED MINIMUM DISTRIBUTIONS

Generally, the IRC requires that you begin taking annual distributions from Qualified annuity contracts by April 1 of the calendar year following the later of (1) the calendar year in which you attain age 70 1/2 or (2) the calendar year in which you separate from service from the employer sponsoring the plan. If you own a traditional IRA, you must begin receiving minimum distributions for the year in which you reach age 70 1/2. You can delay taking your first distribution until the following year; however, you must take your distribution on or before April 1 of that same following year. It is important to note that if you choose to delay your first distribution, you will be required to withdraw your second required minimum distribution on or before December 31 in that same year. For each year thereafter, you must withdraw your required minimum distribution by December 31.

If you own more than one TSA, you may be permitted to take your annual distributions in any combination from your TSAs. A similar rule applies if you own more than one IRA. However, you cannot satisfy this distribution requirement for your TSA contract by taking a distribution from an IRA, and you cannot satisfy the requirement for your IRA by taking a distribution from a TSA.

You may be subject to a surrender charge on withdrawals taken to meet minimum distribution requirements, if the withdrawals exceed the contract's maximum penalty free amount.

Failure to satisfy the minimum distribution requirements may result in a tax penalty. You should consult your tax advisor for more information.

You may elect to have the required minimum distribution amount on your contract calculated and withdrawn each year under the automatic withdrawal option. You may select monthly, quarterly, semiannual, or annual withdrawals for this purpose. This service is provided as a courtesy and we do not guarantee the accuracy of our calculations. Accordingly, we recommend you consult your tax advisor concerning your required minimum distribution. You may terminate your election for automated minimum distribution at any time by sending a written request to our Annuity Service Center. We reserve the right to change or discontinue this service at any time.

The IRS issued regulations, effective January 1, 2003, regarding required minimum distributions from Qualified annuity contracts. One of the regulations effective January 1, 2006 requires that the annuity contract value used to determine required minimum distributions include the actuarial value of other benefits under the contract, such as optional death benefits and living benefits. This regulation does not apply to required minimum distributions made under an irrevocable annuity income option. You should discuss the effect of these new regulations with your tax advisor.

TAX TREATMENT OF DEATH BENEFITS

Any death benefits paid under the contract are taxable to the Beneficiary. The rules governing the taxation of payments from an annuity contract, as discussed above, generally apply whether the death benefits are paid as lump sum or annuity payments. Estate taxes may also apply.

Certain enhanced death benefits may be purchased under your contract. Although these types of benefits are used as investment protection and should not give rise to any adverse tax effects, the IRS could take the position that some or all of the charges for these death benefits should be treated as a partial withdrawal from the contract. In that case, the amount of the partial withdrawal may be includible in taxable income and subject to the 10% penalty if the owner is under 59 1/2.

If you own a Qualified contract and purchase these enhanced death benefits the IRS may consider these benefits "incidental death benefits" or "life insurance." The IRC imposes limits on the amount of the incidental benefits and/or life insurance allowable for Qualified contracts and the employer-sponsored plans under which they are purchased. If the death benefit(s) selected by you are considered to exceed these limits, the benefit(s) could result in taxable income to the owner of the Qualified contract, and in some cases could adversely impact the qualified status of the Qualified contract or the plan. You should consult your tax advisor regarding these features and benefits prior to purchasing a contract.

TAX TREATMENT OF OPTIONAL LIVING BENEFITS

Generally, we will treat amounts credited to the contract value under the optional living benefit guarantees, for income tax purposes, as earnings in the contract. Payments in accordance with such guarantees after the contract value has been reduced to zero may be treated for tax purposes as amounts received as an annuity, if the other requirements for such treatment are satisfied. All payments or withdrawals after cost basis has been reduced to zero, whether or not under such a guarantee, will be treated as taxable amounts.

If available and you elect an optional living benefit, the application of certain tax rules, including those rules relating to distributions from your contract, are not entirely clear. Such benefits are not intended to adversely affect the tax treatment of distributions or of the contract. However, you should be aware that little such guidance is available. You should consult a tax advisor before electing an optional living benefit.

CONTRACTS OWNED BY A TRUST OR CORPORATION

A Trust or Corporation ("Non-Natural Owner") that is considering purchasing this contract should consult a tax advisor. Generally, the IRC does not treat a Non-qualified contract owned by a non-natural owner as an annuity contract for Federal income tax purposes. The non-natural owner pays tax currently on the contract's value in excess of the owner's cost basis. However, this treatment is not applied to a contract held by a trust or other entity as an agent for a natural person nor to contracts held by Qualified Plans. See the SAI for a more detailed discussion of the potential adverse tax consequences associated with non-natural ownership of a Non-qualified annuity contract.

GIFTS, PLEDGES AND/OR ASSIGNMENTS OF A CONTRACT

If you transfer ownership of your Non-qualified contract to a person other than your spouse (or former spouse incident to divorce) as a gift you will pay federal income tax on the contract's cash value to the extent it exceeds your cost basis. The recipient's cost basis will be increased by the amount on which you will pay federal taxes. In addition, the IRC treats any assignment or pledge (or agreement to assign or pledge) of any portion of a Non-qualified contract as a withdrawal. See the SAI for a more detailed discussion regarding potential tax consequences of gifting, assigning, or pledging a Non-qualified contract.

The IRC prohibits Qualified annuity contracts including IRAs from being transferred, assigned or pledged as security for a loan. This prohibition, however, generally does not apply to loans under an employer-sponsored plan (including loans from the annuity contract) that satisfy certain requirements, provided that: (a) the plan is not an unfunded deferred compensation plan; and (b) the plan funding vehicle is not an IRA.

DIVERSIFICATION AND INVESTOR CONTROL

The IRC imposes certain diversification requirements on the underlying investments for a variable annuity. We believe that the manager of the Underlying Funds monitors the Funds so as to comply with these requirements. To be treated as a variable annuity for tax purposes, the Underlying Funds must meet these requirements.

The diversification regulations do not provide guidance as to the circumstances under which you, and not the Company, would be considered the owner of the shares of the Variable Portfolios under your Non-qualified contract, because of the degree of control you exercise over the underlying investments. This diversification requirement is sometimes referred to as "investor control." The determination of whether you possess sufficient incidents of ownership over Variable Portfolio assets to be deemed the owner of the Underlying Funds depends on all of the relevant facts and circumstances. However, IRS Revenue Ruling 2003-91 provides that an annuity owner's ability to choose among general investment strategies either at the time of the initial purchase or thereafter, does not constitute control sufficient to cause the contract holder to be treated as the owner of the Variable Portfolios. The Revenue Ruling provides that if, based on all the facts and circumstances, you do not have direct or indirect control over the Separate Account or any Variable Portfolio asset, then you do not possess sufficient incidents of ownership over the assets supporting the annuity to be deemed the owner of the assets for federal income tax purposes. If any guidance is provided which is considered a new position, then the guidance should generally be applied prospectively. However, if such guidance is considered not to be a new position, it may be applied retroactively. This would mean that you, as the owner of the Non-qualified Contract, could be treated as the owner of the Underlying Fund. Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

These investor control limitations generally do not apply to Qualified contracts, which are referred to as "Pension Plan Contracts" for purposes of this rule, although the limitations could be applied to Qualified contracts in the future.

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                               OTHER INFORMATION
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AIG SUNAMERICA LIFE

The Company is a stock life insurance company originally organized under the laws of the state of California in April 1965. On January 1, 1996, the Company redomesticated under the laws of the state of Arizona. Its principal place of business is 1 SunAmerica Center, Los Angeles, California 90067. The Company conducts life insurance and annuity business in the District of Columbia and all states except New York. The Company is an indirect, wholly owned subsidiary of American International Group, Inc. ("AIG"), a Delaware corporation.

Circumstances affecting AIG can have an impact on the Company. For example, downgrades or other ratings actions taken by the major rating agencies with respect to AIG can result in corresponding downgrades and ratings actions being taken with respect to the Company's ratings.

THE DISTRIBUTOR

AIG SunAmerica Capital Services, Inc., ("AIG SACS") Harborside Financial Center, 3200 Plaza 5, Jersey City, NJ 07311-4992, distributes the contracts. AIG SACS, an affiliate of the Company, is a registered broker-dealer under the Exchange Act of 1934 and is a member of the Financial Industry Regulatory Authority ("FINRA") formerly known as the National Association of Securities Dealers, Inc. No underwriting fees are retained by AIG SACS in connection with the distribution of the contracts.

THE SEPARATE ACCOUNT

The Company established the Separate Account, Variable Separate Account, under Arizona law on January 1, 1996 when it assumed the Separate Account, originally established under California law on June 25, 1981. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

The Company owns the assets in the Separate Account. However, the assets in the Separate Account are not chargeable with liabilities arising out of any other business conducted by the Company. Income gains and losses (realized and unrealized) resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income gains or losses of the Company.

You benefit from dividends received by the Separate Account through an increase in your unit value. The Company expects to benefit from these benefits through tax credits and corporate dividends received deductions; however, these corporate deductions are not passed back to the Separate Account or to contract owners.

THE GENERAL ACCOUNT

Money allocated to any Fixed Accounts goes into the Company's general account. The general account consists of all of the company's assets other than assets attributable to a Separate Account. All of the assets in the general account are chargeable with the claims of any of the Company's contract holders as well as all of its creditors. The general account funds are invested as permitted under state insurance laws.

The Company has a support agreement in effect between the Company and its ultimate parent company, AIG. See the

Statement of Additional Information for more information regarding this arrangement.

PLEASE SEE APPENDIX D FOR IMPORTANT INFORMATION REGARDING CERTAIN GUARANTEES FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 2007.

PAYMENTS IN CONNECTION WITH DISTRIBUTION OF THE CONTRACT

PAYMENTS WE MAKE

We make payments in connection with the distribution of the contracts that generally fall into the three categories below.

COMMISSIONS. Registered representatives of broker-dealers ("selling firms") licensed under federal securities laws and state insurance laws sell the contract to the public. The selling firms have entered into written selling agreements with the Company and AIG SACS. We pay commissions to the selling firms for the sale of your contract. The selling firms are paid commissions for the promotion and sale of the contracts according to one or more schedules. The amount and timing of commissions will vary depending on the selling firm and its selling agreement with us. For example, as one option, we may pay upfront commission only, up to a maximum 7.00% of each Purchase Payment you invest (which may include promotional amounts we may pay periodically as commission specials). Another option may be a lower upfront commission on each Purchase Payment, with a trail commission of up to a maximum 1.00% of contract value annually.

The registered representative who sells you the contract typically receives a portion of the compensation we pay to his/her selling firm, depending on the agreement between the selling firms and its registered representative and their internal compensation program. We are not involved in determining your registered representatives' compensation.

ADDITIONAL CASH COMPENSATION. We may enter into agreements to pay selling firms support fees in the form of additional cash compensation ("revenue sharing"). These revenue sharing payments may be intended to reimburse the selling firms for specific expenses incurred or may be based on sales, certain assets under management, longevity of assets invested with us and/or a flat fee. Asset-based payments primarily create incentives to service and maintain previously sold contracts. Sales-based payments primarily create incentives to make new sales of contracts.

These revenue sharing payments may be consideration for, among other things, product placement/preference and visibility, greater access to train and educate the selling firm's registered representatives about our contracts, our participation in sales conferences and educational seminars and for selling firms to perform due diligence on our contracts. The amount of these fees may be tied to the anticipated level of our access in that selling firm.

We enter into such revenue sharing arrangements in our discretion and we may negotiate customized arrangements with selling firms, including affiliated and non-affiliated selling firms based on various factors. These special compensation arrangements are not offered to all selling firms and the terms of such arrangements may vary between selling firms depending on, among other things, the level and type of marketing and distribution support provided, assets under management and the volume and size of the sales of our contracts.

We provide a list of selling firms to whom we paid annual amounts greater than $5,000 under these revenue sharing arrangements in 2007 in the Statement of Additional Information which is available upon request.

We do not assess a specific charge directly to you or your separate account assets in order to cover commissions and other sales expenses and incentives we pay. However, we anticipate recovering these amounts from our profits which are derived from the fees and charges collected under the contract. We hope to benefit from these revenue sharing arrangements through increased sales of our contracts and greater customer service support.

NON-CASH COMPENSATION. Some registered representatives may receive various types of non-cash compensation such as gifts, promotional items and entertainment in connection with our marketing efforts. We may also pay for registered representatives to attend educational and/or business seminars. Any such compensation is paid in accordance with SEC and FINRA rules.

Revenue sharing arrangements may provide selling firms and/or their registered representatives with an incentive to favor sales of our contracts over other variable annuity contracts (or other investments) with respect to which a selling firm does not receive the same level of additional compensation. You should discuss with your selling firm and/or registered representative how they are compensated for sales of a contract and/or any resulting real or perceived conflicts of interest. You may wish to take such revenue sharing arrangements into account when considering or evaluating any recommendation relating to this contract.

PAYMENTS WE RECEIVE

We may directly or indirectly receive revenue sharing payments from the Trusts, their investment advisers, sub-advisers and/or distributors (or affiliates thereof), in connection with certain administrative, marketing and other services we provide and related expenses we incur. The availability of these revenue sharing arrangements creates an incentive for us to seek and offer Underlying Funds (and classes of shares of such Underlying Funds) that make such payments to us. Other Underlying Funds (or available classes of shares) may have lower fees and better overall investment performance. Not all Trusts pay the same amount of revenue sharing. Therefore, the amount of fees we collect may be greater or smaller based on the Underlying Funds you select.

We generally receive three kinds of payments described below.

RULE 12b-1 OR SERVICE FEES. We receive 12b-1 fees of up to 0.25% or service fees of up to 0.50% of the average daily net assets in certain Underlying Funds, including the Feeder Funds. These fees are deducted directly from the assets of the Underlying Funds. Please see EXPENSES above.

ADMINISTRATIVE, MARKETING AND SUPPORT SERVICE FEES. We receive compensation of up to 0.50% annually based on assets under management from certain Trusts' investment advisers, subadvisers and/or distributors (or affiliates thereof). These payments may be derived, in whole or in part, from the investment management fees deducted from assets of the Underlying Funds. Contract owners, through their indirect investment in the Trusts, bear the costs of these investment management fees, which in turn will reduce the return on your investment. These amounts are generally based on assets under management from certain Trusts' investment advisers or their affiliates and vary by Trust. Some investment advisers, subadvisers and/or distributors (or affiliates thereof) pay us more than others. Such amounts received from AIG SAAMCo, our wholly-owned subsidiary, are paid pursuant to a profit sharing agreement and are not expected to exceed 0.50% annually based on assets under management.

OTHER PAYMENTS. Certain investment advisers, subadvisers and/or distributors (or affiliates thereof) may help offset the costs we incur for marketing activities and training to support sales of the Underlying Funds in the contract. These amounts are paid voluntarily and may provide such advisers and/or subadvisers access to national and regional sales conferences attended by our employees and registered representatives. The amounts paid depend on the nature of the meetings, the number of meetings attended, the costs expected to be incurred and the level of the subadviser's participation.

In addition, we (and our affiliates) may receive occasional gifts, entertainment or other compensation as an incentive to market the Underlying Funds and to cooperate with their marketing efforts. As a result of these payments, the investment advisers, subadvisers and/or distributors (or affiliates thereof) may benefit from increased access to our wholesalers and to our affiliates involved in the distribution of the contract.

ADMINISTRATION

We are responsible for the administrative servicing of your contract. Please contact our Annuity Service Center at (800) 445-SUN2, if you have any comment, question or service request.

We send out transaction confirmations and quarterly statements. During the Accumulation Phase, you will receive confirmation of transactions within your contract. Transactions made pursuant to contractual or systematic agreements, such as dollar cost averaging, may be confirmed quarterly. Purchase Payments received through the automatic payment plan or a salary reduction arrangement, may also be confirmed quarterly. For all other transactions, we send confirmations immediately. It is your responsibility to review these documents carefully and notify us of any inaccuracies immediately. We investigate all inquiries. To the extent that we believe we made an error, we retroactively adjust your contract, provided you notify us within 30 days of receiving the transaction confirmation or quarterly statement. Any other adjustments we deem warranted are made as of the time we receive notice of the error.

LEGAL PROCEEDINGS

Along with other companies, the Company has received subpoenas for information in connection with an ongoing investigation by the Securities & Exchange Commission ("SEC") and the United States Department of Justice ("DOJ") concerning the issuance of guaranteed investment contracts in connection with tax exempt bond issuances. The Company is cooperating fully with the investigation. The impact of this matter, if any, on the Company's financial position cannot be reasonably estimated at this time.

There are no pending legal proceedings affecting the Separate Account. Various lawsuits against the Company and its subsidiaries have arisen in the ordinary course of business. In addition, various federal, state and other regulatory agencies may from time to time review, examine or inquire into the operations, practices and procedures of the Company and its subsidiaries, such as through financial examinations, market conduct exams or regulatory inquiries. In management's opinion, except as noted above, these matters are not material in relation to the financial position of the Company.

FINANCIAL STATEMENTS

AIG SUPPORT AGREEMENT

AIG has entered into a support agreement with the Company under which AIG has agreed to cause the Company to maintain a minimum net worth and liquidity to meet its policy obligations. The support agreement requires AIG to make payments solely to the Company and not to the policyholders. Under no circumstance can a policyholder proceed directly against AIG for payment on its own behalf; all actions under the support agreements must be brought by the Company, or if the Company fails to enforce its rights, by a policyholder on behalf of the Company.

WHERE YOU CAN FIND MORE INFORMATION

The SEC allows us to "incorporate by reference" some of the information the Company and AIG files with the SEC, which means that we can disclose important information to you by referring you to those documents. The information incorporated by reference is considered to be a part of this prospectus.

The consolidated financial statements and financial statement schedules incorporated in this prospectus by reference to AIG's Annual Report on Form 10-K for the fiscal year ended December 31, 2007 have been so incorporated in reliance on the report (which contains an adverse opinion on the effectiveness of internal control over financial reporting) of PricewaterhouseCoopers LLP, an independent registered public accounting firm, given on the authority of said firm as experts in auditing and accounting.

AIG is subject to the informational requirements of the Exchange Act. AIG files reports and other information with the SEC to meet those requirements. AIG files this information electronically pursuant to EDGAR, and it is available to the public through the SEC's website at http://www.sec.gov and AIG's website at http://www.aig.com. You can also inspect and copy this information at SEC public facilities at the following locations:

WASHINGTON, DISTRICT OF COLUMBIA
100 F. Street, N.E., Room 1580
Washington, DC 20549

CHICAGO, ILLINOIS
175 W. Jackson Boulevard
Chicago, IL 60604

NEW YORK, NEW YORK
3 World Financial, Room 4300
New York, NY 10281

To obtain copies by mail contact the Washington, D.C. location. After you pay the fees as prescribed by the rules and regulations of the SEC, the required documents are mailed. The Company will provide without charge to each person to whom this prospectus is delivered, upon written or oral request, a copy of the above documents incorporated by reference. Requests for these documents should be directed to the Company's Annuity Service Center, as follows:

AIG SunAmerica Life Assurance Company
Annuity Service Center
P.O. Box 54299
Los Angeles, California 90054-0299
Telephone Number: (800) 445-SUN2

The financial statements of the Company and the Separate Account can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.

REGISTRATION STATEMENTS

Registration statements under the Securities Act of 1933, as amended, related to the contracts offered by this prospectus are on file with the SEC. This prospectus does not contain all of the information contained in the registration statements and exhibits. For further information regarding the Separate Account, the Company and its general account, the Variable Portfolios and the contract, please refer to the registration statements and exhibits.

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                              TABLE OF CONTENTS OF
                      STATEMENT OF ADDITIONAL INFORMATION
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Additional information concerning the operations of the Separate Account is contained in the Statement of Additional Information, which is available without charge upon written request. Please use the request form at the back of this prospectus and send it to our Annuity Service Center at P.O. Box 54299, Los Angeles, California 90054-0299 or by calling (800) 445-SUN2. The contents of the SAI are listed below.

Separate Account..............................     3
General Account...............................     3
Support Agreement Between the Company and
  AIG.........................................     4
Master-Feeder Structure.......................     4
Performance Data..............................     4
Death Benefit Options for Contracts Issued
  Before May 1, 2007..........................     8
Death Benefits following Spousal Continuation
  for Contracts Issued Before May 1, 2007.....     9
MarketLock For Two Optional Living Benefit
  Provisions..................................    12
Polaris Income Rewards Optional Living Benefit
  Provisions..................................    18
Annuity Income Payments.......................    25
Annuity Unit Values...........................    26
Taxes.........................................    29
Broker-Dealer Firms Receiving Revenue Sharing
  Payments....................................    39
Distribution of Contracts.....................    40
Financial Statements..........................    40

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                 APPENDIX A -- CONDENSED FINANCIAL INFORMATION
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                                                                            FISCAL YEAR
                                                              INCEPTION TO     ENDED
                                                                12/31/06      12/31/07
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 AGGRESSIVE GROWTH - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.233    (a)$11.326
                                                              (b)$10.229    (b)$11.281
        Ending AUV..........................................  (a)$11.326    (a)$11.116
                                                              (b)$11.281    (b)$10.954
        Ending Number of AUs................................  (a)30         (a)3,604
                                                              (b)31         (b)31

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ALLIANCE GROWTH - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.173    (a)$10.714
                                                              (b)$10.166    (b)$10.647
        Ending AUV..........................................  (a)$10.714    (a)$12.108
                                                              (b)$10.647    (b)$11.921
        Ending Number of AUs................................  (a)25,774     (a)76,115
                                                              (b)5,835      (b)2,732

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AMERICAN FUNDS ASSET ALLOCATION SAST - SAST Class 3 Shares
(Inception Date - 9/05/06)
        Beginning AUV.......................................  (a)$10.005    (a)$10.511
                                                              (b)$10.006    (b)$10.476
        Ending AUV..........................................  (a)$10.511    (a)$11.037
                                                              (b)$10.476    (b)$10.803
        Ending Number of AUs................................  (a)1,707      (a)33,869
                                                              (b)31         (b)31

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AMERICAN FUNDS GLOBAL GROWTH SAST - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.027    (a)$10.858
                                                              (b)$10.028    (b)$10.823
        Ending AUV..........................................  (a)$10.858    (a)$12.283
                                                              (b)$10.823    (b)$12.134
        Ending Number of AUs................................  (a)20,299     (a)75,620
                                                              (b)2,565      (b)4,384

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AMERICAN FUNDS GROWTH SAST - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.040    (a)$10.614
                                                              (b)$10.041    (b)$10.583
        Ending AUV..........................................  (a)$10.614    (a)$11.745
                                                              (b)$10.583    (b)$11.599
        Ending Number of AUs................................  (a)13,312     (a)61,177
                                                              (b)840        (b)1,193

----------------------------------------------------------------------------------------
AMERICAN FUNDS GROWTH-INCOME SAST - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.007    (a)$10.736
                                                              (b)$10.008    (b)$10.703
        Ending AUV..........................................  (a)$10.736    (a)$11.104
                                                              (b)$10.703    (b)$10.964
        Ending Number of AUs................................  (a)12,849     (a)69,310
                                                              (b)1,756      (b)1,323

----------------------------------------------------------------------------------------
ASSET ALLOCATION - AST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.092    (a)$10.667
                                                              (b)$10.093    (b)$10.627
        Ending AUV..........................................  (a)$10.667    (a)$11.390
                                                              (b)$10.627    (b)$11.234
        Ending Number of AUs................................  (a)30         (a)1,998
                                                              (b)31         (b)31

----------------------------------------------------------------------------------------
BALANCED - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.066    (a)$10.648
                                                              (b)$10.065    (b)$10.612
        Ending AUV..........................................  (a)$10.648    (a)$11.051
                                                              (b)$10.612    (b)$10.887
        Ending Number of AUs................................  (a)30         (a)1,241
                                                              (b)31         (b)31

----------------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit, EstatePlus and Polaris Rewards or Early Access.
         (b) With election of the enhanced death benefit, EstatePlus and Polaris Rewards or Early Access.

                                                                            FISCAL YEAR
                                                              INCEPTION TO     ENDED
                                                                12/31/06      12/31/07
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
BLUE CHIP GROWTH - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.094    (a)$10.724
                                                              (b)$10.093    (b)$10.690
        Ending AUV..........................................  (a)$10.724    (a)$12.058
                                                              (b)$10.690    (b)$11.886
        Ending Number of AUs................................  (a)30         (a)11,223
                                                              (b)31         (b)31

----------------------------------------------------------------------------------------
CAPITAL APPRECIATION - AST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.151    (a)$10.917
                                                              (b)$10.144    (b)$10.877
        Ending AUV..........................................  (a)$10.917    (a)$13.749
                                                              (b)$10.877    (b)$13.570
        Ending Number of AUs................................  (a)10,486     (a)49,068
                                                              (b)3,458      (b)4,496

----------------------------------------------------------------------------------------
CAPITAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.049    (a)$10.760
                                                              (b)$10.048    (b)$10.713
        Ending AUV..........................................  (a)$10.760    (a)$12.048
                                                              (b)$10.713    (b)$11.838
        Ending Number of AUs................................  (a)30         (a)21,976
                                                              (b)31         (b)119

----------------------------------------------------------------------------------------
CASH MANAGEMENT - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.007    (a)$10.118
                                                              (b)$10.005    (b)$10.092
        Ending AUV..........................................  (a)$10.118    (a)$10.427
                                                              (b)$10.092    (b)$10.290
        Ending Number of AUs................................  (a)1,949      (a)119,370
                                                              (b)31         (b)31

----------------------------------------------------------------------------------------
CORPORATE BOND - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.023    (a)$10.268
                                                              (b)$10.019    (b)$10.236
        Ending AUV..........................................  (a)$10.268    (a)$10.680
                                                              (b)$10.236    (b)$10.551
        Ending Number of AUs................................  (a)31,299     (a)145,826
                                                              (b)5,039      (b)3,739

----------------------------------------------------------------------------------------
DAVIS VENTURE VALUE - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.082    (a)$10.898
                                                              (b)$10.079    (b)$10.851
        Ending AUV..........................................  (a)$10.898    (a)$11.354
                                                              (b)$10.851    (b)$11.202
        Ending Number of AUs................................  (a)26,635     (a)97,131
                                                              (b)4,840      (b)7,235

----------------------------------------------------------------------------------------
"DOGS" OF WALL STREET - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.138    (a)$11.049
                                                              (b)$10.135    (b)$11.004
        Ending AUV..........................................  (a)$11.049    (a)$10.674
                                                              (b)$11.004    (b)$10.477
        Ending Number of AUs................................  (a)30         (a)2,102
                                                              (b)31         (b)31

----------------------------------------------------------------------------------------
EMERGING MARKETS - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.260    (a)$11.873
                                                              (b)$10.259    (b)$11.828
        Ending AUV..........................................  (a)$11.873    (a)$16.555
                                                              (b)$11.828    (b)$16.336
        Ending Number of AUs................................  (a)6,032      (a)29,709
                                                              (b)1,342      (b)1,003

----------------------------------------------------------------------------------------
EQUITY OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.101    (a)$11.004
                                                              (b)$10.099    (b)$10.956
        Ending AUV..........................................  (a)$11.004    (a)$10.854
                                                              (b)$10.956    (b)$10.672
        Ending Number of AUs................................  (a)235        (a)3,501
                                                              (b)31         (b)31

----------------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit, EstatePlus and Polaris Rewards or Early Access.
         (b) With election of the enhanced death benefit, EstatePlus and Polaris Rewards or Early Access.

                                                                            FISCAL YEAR
                                                              INCEPTION TO     ENDED
                                                                12/31/06      12/31/07
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
FOREIGN VALUE - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.168    (a)$11.271
                                                              (b)$10.163    (b)$11.233
        Ending AUV..........................................  (a)$11.271    (a)$12.707
                                                              (b)$11.233    (b)$12.549
        Ending Number of AUs................................  (a)1,994      (a)18,575
                                                              (b)1,188      (b)2,382

----------------------------------------------------------------------------------------
FUNDAMENTAL GROWTH - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.195    (a)$11.104
                                                              (b)$10.195    (b)$11.068
        Ending AUV..........................................  (a)$11.104    (a)$12.608
                                                              (b)$11.068    (b)$12.429
        Ending Number of AUs................................  (a)30         (a)33,012
                                                              (b)31         (b)188

----------------------------------------------------------------------------------------
FRANKLIN INCOME SECURITIES FUND - FTVIPT Class 2 Shares
(Inception Date -- 02/04/08)
        Beginning AUV.......................................  (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A
        Ending AUV..........................................  (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A
        Ending Number of AUs................................  (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A

----------------------------------------------------------------------------------------
FRANKLIN TEMPLETON VIP FOUNDING FUNDS ALLOCATION FUND - FTVIPT Class 2 Shares
(Inception Date -- 02/04/08))
        Beginning AUV.......................................  (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A
        Ending AUV..........................................  (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A
        Ending Number of AUs................................  (a)N/A        (a)N/A
                                                              (b)N/A        (b)N/A

----------------------------------------------------------------------------------------
GLOBAL BOND - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.035    (a)$10.114
                                                              (b)$10.030    (b)$10.080
        Ending AUV..........................................  (a)$10.114    (a)$11.108
                                                              (b)$10.080    (b)$10.972
        Ending Number of AUs................................  (a)2,181      (a)20,097
                                                              (b)1,324      (b)2,806

----------------------------------------------------------------------------------------
GLOBAL EQUITIES - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.161    (a)$11.175
                                                              (b)$10.157    (b)$11.128
        Ending AUV..........................................  (a)$11.175    (a)$12.328
                                                              (b)$11.128    (b)$12.159
        Ending Number of AUs................................  (a)65         (a)10,800
                                                              (b)31         (b)1,395

----------------------------------------------------------------------------------------
GOVERNMENT AND QUALITY BOND - AST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.019    (a)$10.156
                                                              (b)$10.020    (b)$10.123
        Ending AUV..........................................  (a)$10.156    (a)$10.645
                                                              (b)$10.123    (b)$10.515
        Ending Number of AUs................................  (a)34,701     (a)172,213
                                                              (b)5,748      (b)9,219

----------------------------------------------------------------------------------------
GROWTH - AST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.089    (a)$10.889
                                                              (b)$10.094    (b)$10.858
        Ending AUV..........................................  (a)$10.889    (a)$11.833
                                                              (b)$10.858    (b)$11.663
        Ending Number of AUs................................  (a)6,581      (a)30,371
                                                              (b)731        (b)731

----------------------------------------------------------------------------------------
GROWTH-INCOME - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.112    (a)$10.730
                                                              (b)$10.113    (b)$10.698
        Ending AUV..........................................  (a)$10.730    (a)$11.747
                                                              (b)$10.698    (b)$11.546
        Ending Number of AUs................................  (a)31         (a)3,061
                                                              (b)31         (b)31

----------------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit, EstatePlus and Polaris Rewards or Early Access.
         (b) With election of the enhanced death benefit, EstatePlus and Polaris Rewards or Early Access.

                                                                            FISCAL YEAR
                                                              INCEPTION TO     ENDED
                                                                12/31/06      12/31/07
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
GROWTH OPPORTUNITIES - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.274    (a)$10.894
                                                              (b)$10.272    (b)$10.865
        Ending AUV..........................................  (a)$10.894    (a)$13.059
                                                              (b)$10.865    (b)$12.912
        Ending Number of AUs................................  (a)5,389      (a)15,434
                                                              (b)1,278      (b)582

----------------------------------------------------------------------------------------
HIGH-YIELD BOND - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.053    (a)$10.511
                                                              (b)$10.053    (b)$10.467
        Ending AUV..........................................  (a)$10.511    (a)$10.508
                                                              (b)$10.467    (b)$10.316
        Ending Number of AUs................................  (a)1,977      (a)5,793
                                                              (b)31         (b)31

----------------------------------------------------------------------------------------
INTERNATIONAL DIVERSIFIED EQUITIES - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.201    (a)$11.000
                                                              (b)$10.197    (b)$10.948
        Ending AUV..........................................  (a)$11.000    (a)$12.513
                                                              (b)$10.948    (b)$12.342
        Ending Number of AUs................................  (a)8,396      (a)52,714
                                                              (b)2,414      (b)931

----------------------------------------------------------------------------------------
INTERNATIONAL GROWTH AND INCOME - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.184    (a)$11.145
                                                              (b)$10.181    (b)$11.098
        Ending AUV..........................................  (a)$11.145    (a)$11.778
                                                              (b)$11.098    (b)$11.624
        Ending Number of AUs................................  (a)15,931     (a)105,560
                                                              (b)3,454      (b)1,695

----------------------------------------------------------------------------------------
LORD ABBETT GROWTH AND INCOME - LASF Class VC Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.090    (a)$10.623
                                                              (b)$10.091    (b)$10.577
        Ending AUV..........................................  (a)$10.623    (a)$10.863
                                                              (b)$10.577    (b)$10.664
        Ending Number of AUs................................  (a)4,823      (a)47,001
                                                              (b)31         (b)199

----------------------------------------------------------------------------------------
MARSICO FOCUSED GROWTH - SAST Class 3 Shares
(Inception Date - 9/05/06)
        Beginning AUV.......................................  (a)$10.117    (a)$11.173
                                                              (b)$10.112    (b)$11.126
        Ending AUV..........................................  (a)$11.173    (a)$12.521
                                                              (b)$11.126    (b)$12.341
        Ending Number of AUs................................  (a)535        (a)24,488
                                                              (b)31         (b)387

----------------------------------------------------------------------------------------
MFS MASSACHUSETTS INVESTORS TRUST - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.123    (a)$10.813
                                                              (b)$10.117    (b)$10.790
        Ending AUV..........................................  (a)$10.813    (a)$11.774
                                                              (b)$10.790    (b)$11.632
        Ending Number of AUs................................  (a)30         (a)2,551
                                                              (b)31         (b)31

----------------------------------------------------------------------------------------
MFS TOTAL RETURN - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.079    (a)$10.685
                                                              (b)$10.077    (b)$10.636
        Ending AUV..........................................  (a)$10.685    (a)$10.983
                                                              (b)$10.636    (b)$10.796
        Ending Number of AUs................................  (a)5,383      (a)28,063
                                                              (b)31         (b)31

----------------------------------------------------------------------------------------
MID-CAP GROWTH - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.165    (a)$10.974
                                                              (b)$10.163    (b)$10.921
        Ending AUV..........................................  (a)$10.974    (a)$12.648
                                                              (b)$10.921    (b)$12.423
        Ending Number of AUs................................  (a)30         (a)9,289
                                                              (b)31         (b)65

----------------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit, EstatePlus and Polaris Rewards or Early Access.
         (b) With election of the enhanced death benefit, EstatePlus and Polaris Rewards or Early Access.

                                                                            FISCAL YEAR
                                                              INCEPTION TO     ENDED
                                                                12/31/06      12/31/07
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
NATURAL RESOURCES - AST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.108    (a)$10.487
                                                              (b)$10.118    (b)$10.426
        Ending AUV..........................................  (a)$10.487    (a)$14.496
                                                              (b)$10.426    (b)$14.222
        Ending Number of AUs................................  (a)2,575      (a)27,897
                                                              (b)31         (b)1,360

----------------------------------------------------------------------------------------
REAL ESTATE - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.126    (a)$11.169
                                                              (b)$10.117    (b)$11.099
        Ending AUV..........................................  (a)$11.169    (a)$9.434
                                                              (b)$11.099    (b)$9.301
        Ending Number of AUs................................  (a)9,678      (a)62,889
                                                              (b)1,846      (b)1,158

----------------------------------------------------------------------------------------
SMALL COMPANY VALUE - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.228    (a)$11.016
                                                              (b)$10.230    (b)$10.972
        Ending AUV..........................................  (a)$11.016    (a)$10.145
                                                              (b)$10.972    (b)$9.999
        Ending Number of AUs................................  (a)6,508      (a)47,521
                                                              (b)1,265      (b)824

----------------------------------------------------------------------------------------
SMALL & MID CAP VALUE - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.226    (a)$11.030
                                                              (b)$10.225    (b)$10.988
        Ending AUV..........................................  (a)$11.030    (a)$11.072
                                                              (b)$10.988    (b)$10.930
        Ending Number of AUs................................  (a)9,027      (a)78,247
                                                              (b)1,624      (b)5,213

----------------------------------------------------------------------------------------
TECHNOLOGY - SAST Class 3 Shares
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.203    (a)$10.732
                                                              (b)$10.200    (b)$10.684
        Ending AUV..........................................  (a)$10.732    (a)$12.904
                                                              (b)$10.684    (b)$12.684
        Ending Number of AUs................................  (a)466        (a)3,899
                                                              (b)31         (b)31

----------------------------------------------------------------------------------------
TELECOM UTILITY - SAST Class 3 Shares
(Inception Date - 9/05/06)
        Beginning AUV.......................................  (a)$10.053    (a)$11.237
                                                              (b)$10.051    (b)$11.193
        Ending AUV..........................................  (a)$11.237    (a)$13.394
                                                              (b)$11.193    (b)$13.184
        Ending Number of AUs................................  (a)30         (a)2,472
                                                              (b)31         (b)197

----------------------------------------------------------------------------------------
TOTAL RETURN BOND - SAST Class 3 Shares
(formerly Worldwide High Income)
(Inception Date -- 9/05/06)
        Beginning AUV.......................................  (a)$10.067    (a)$10.504
                                                              (b)$10.064    (b)$10.461
        Ending AUV..........................................  (a)$10.504    (a)$10.928
                                                              (b)$10.461    (b)$10.762
        Ending Number of AUs................................  (a)82         (a)3,314
                                                              (b)31         (b)1,419

----------------------------------------------------------------------------------------
VAN KAMPEN LIT CAPITAL GROWTH, CLASS II SHARES - VKT
(formerly Van Kampen LIT Strategic Growth)
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.103    (a)$10.784
                                                              (b)$10.096    (b)$10.738
        Ending AUV..........................................  (a)$10.784    (a)$12.400
                                                              (b)$10.738    (b)$12.254
        Ending Number of AUs................................  (a)185        (a)270
                                                              (b)828        (b)798

----------------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit, EstatePlus and Polaris Rewards or Early Access.
         (b) With election of the enhanced death benefit, EstatePlus and Polaris Rewards or Early Access.

                                                                            FISCAL YEAR
                                                              INCEPTION TO     ENDED
                                                                12/31/06      12/31/07
----------------------------------------------------------------------------------------
----------------------------------------------------------------------------------------
VAN KAMPEN LIT COMSTOCK, CLASS II SHARES - VKT
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.100    (a)$10.864
                                                              (b)$10.096    (b)$10.836
        Ending AUV..........................................  (a)$10.864    (a)$10.489
                                                              (b)$10.836    (b)$10.374
        Ending Number of AUs................................  (a)3,997      (a)33,007
                                                              (b)820        (b)2,303

----------------------------------------------------------------------------------------
VAN KAMPEN LIT GROWTH AND INCOME, CLASS II SHARES - VKT
(Inception Date - 09/05/06)
        Beginning AUV.......................................  (a)$10.057    (a)$10.891
                                                              (b)$10.056    (b)$10.833
        Ending AUV..........................................  (a)$10.891    (a)$11.039
                                                              (b)$10.833    (b)$10.881
        Ending Number of AUs................................  (a)16,657     (a)92,325
                                                              (b)3,234      (b)2,006

----------------------------------------------------------------------------------------

         AUV -- Accumulation Unit Value
         AU -- Accumulation Units
         (a) Without election of the enhanced death benefit, EstatePlus and Polaris Rewards or Early Access.
         (b) With election of the enhanced death benefit, EstatePlus and Polaris Rewards or Early Access.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
           APPENDIX B - DEATH BENEFITS FOLLOWING SPOUSAL CONTINUATION
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following details the death benefit and EstatePlus benefit payable upon the Continuing Spouse's death. The death benefit we will pay to the new Beneficiary chosen by the Continuing Spouse varies depending on the death benefit option elected by the original owner of the contract, the age of the Continuing Spouse as of the Continuation Date and the Continuing Spouse's date of death.

Capitalized terms used in this Appendix have the same meaning as they have in the prospectus.

The term "Continuation Net Purchase Payment" is used frequently in describing the death benefit payable upon a spousal continuation. We define Continuation Net Purchase Payment as Net Purchase Payments made on or after the Continuation Date. For the purpose of calculating Continuation Net Purchase Payments, the amount that equals the contract value on the Continuation Date, including the Continuation Contribution, is considered a Purchase Payment. If the Continuing Spouse makes no additional Purchase Payments or withdrawals, the Continuation Net Purchase Payments equals the contract value on the Continuation Date, including the Continuation Contribution, if any.

The term "withdrawals" as used in describing the death benefits is defined as withdrawals and the fees and charges applicable to those withdrawals.

THE COMPANY WILL NOT ACCEPT PURCHASE PAYMENTS FROM ANYONE AGE 86 OR OLDER. THEREFORE, THE DEATH BENEFIT CALCULATIONS DESCRIBED BELOW ASSUME THAT NO PURCHASE PAYMENTS ARE RECEIVED ON OR AFTER YOUR 86TH BIRTHDAY.

A.  DEATH BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

     1.  Standard Death Benefit

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greater of:

          a. Contract value; or

          b. Continuation Net Purchase Payments.

          If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the greater of:

          a. Contract value; or

          b. The lesser of:

             (1) Continuation Net Purchase Payments; or

             (2) 125% of the contract value.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to the contract value.

     2.  Purchase Payment Accumulation Option

          If the Continuing Spouse is age 74 or younger on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments, compounded at 3% annual growth rate, to the earlier of the Continuing Spouse's 75th birthday or date of death, reduced for withdrawals after the 75th birthday in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received after the Continuing Spouse's 75th birthday; or

          c. Contract value on the seventh contract anniversary (from the original contract issue date), reduced for withdrawals since the seventh contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Net Purchase Payments received after the seventh contract anniversary.

          If the Continuing Spouse is age 75-82 on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.

          If the Continuing Spouse is age 83-85 on the Continuation Date, then the death benefit will be the Standard Death Benefit described above and the fee for the Purchase Payment Accumulation option will no longer be deducted as of the Continuation Date.

          If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the fee for the Purchase Payment Accumulation option will no longer be deducted as of the Continuation Date.

     3.  Maximum Anniversary Value Option

          If the Continuing Spouse is age 82 or younger on the Continuation Date, the death benefit will be the greatest of:

          a. Contract value; or

          b. Continuation Net Purchase Payments; or

          c. Maximum anniversary value on any contract anniversary that occurred after the Continuation Date, but prior to the Continuing Spouse's 83rd birthday. The anniversary value for any year is equal to the contract value on the applicable contract anniversary date after the Continuation Date, reduced for withdrawals since that contract anniversary in the same proportion that the contract value was reduced on the date of such withdrawal, and adjusted for any Purchase Payments received since that anniversary date.

If the Continuing Spouse is age 83-85 on the Continuation Date, the death benefit will be the Standard Death Benefit described above and the optional enhanced death benefit fee will no longer be deducted as of the Continuation Date.

If the Continuing Spouse is age 86 or older on the Continuation Date, the death benefit is equal to contract value and the optional enhanced death benefit fee will no longer be deducted as of the Continuation Date.

Please see the Statement of Additional Information for a description of the death benefit calculations following a Spousal Continuation for contracts issued before May 1, 2007.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME FOR PROSPECTIVELY ISSUED CONTRACTS.

B.  THE ESTATEPLUS BENEFIT PAYABLE UPON CONTINUING SPOUSE'S DEATH:

The EstatePlus benefit is only available if the original owner elected EstatePlus and the Continuing Spouse is age 80 or younger on the Continuation Date. EstatePlus benefit is not payable after the Latest Annuity Date.

If the Continuing Spouse had earnings in the contract at the time of his/her death, we will add a percentage of those earnings (the "EstatePlus Percentage"), subject to a maximum dollar amount (the "Maximum EstatePlus Percentage"), to the death benefit payable. The contract year of death will determine the EstatePlus Percentage and the Maximum EstatePlus Benefit. The EstatePlus benefit, if any, is added to the death benefit payable under the Purchase Payment Accumulation or the Maximum Anniversary option.

On the Continuation Date, if the Continuing Spouse is 69 or younger, the table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
----------------------------------------------------------------
 Years 0-4         25% of Earnings     40% of Continuation Net
                                       Purchase Payments
----------------------------------------------------------------
 Years 5-9         40% of Earnings     65% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------
 Years 10+         50% of Earnings     75% of Continuation Net
                                       Purchase Payments*
----------------------------------------------------------------

On the Continuation Date, if the Continuing Spouse is between his/her 70th and 81st birthdays, table below shows the available EstatePlus benefit:

----------------------------------------------------------------
 CONTRACT YEAR        ESTATEPLUS                MAXIMUM
    OF DEATH          PERCENTAGE          ESTATEPLUS BENEFIT
----------------------------------------------------------------
 All Contract      25% of Earnings     40% of Continuation Net
 Years                                 Purchase Payments*
----------------------------------------------------------------

* Purchase Payments received after the 5th anniversary of the Continuation Date must remain in the contract for at least 6 full months to be included as part of the Continuation Net Purchase Payments for the purpose of the Maximum EstatePlus Percentage calculation.

What is the Contract Year of Death?

Contract Year of Death is the number of full 12-month periods starting on the Continuation Date and ending on the Continuing Spouse's date of death. The Contract Year of Death is used to determine the EstatePlus Percentage and Maximum EstatePlus Benefit as indicated in the tables above.

What is the EstatePlus benefit?

We determine the EstatePlus Benefit using the EstatePlus Percentage, as indicated in the tables above, which is a specified percentage of the earnings in the contract at the time of the Continuing Spouse's death. For the purpose of this calculation, earnings equals (1) minus (2) where

     (1) equals the contract value on the Continuing Spouse's date of death;

     (2) equals the Continuation Net Purchase Payment(s).

What is the Maximum EstatePlus amount?

The EstatePlus Benefit is subject to a maximum dollar amount. The Maximum EstatePlus Benefit is equal to a specified percentage of the Continuation Net Purchase Payments, as indicated in the tables above.

WE RESERVE THE RIGHT TO MODIFY, SUSPEND OR TERMINATE THE SPOUSAL CONTINUATION PROVISION (IN ITS ENTIRETY OR ANY COMPONENT) AT ANY TIME WITH RESPECT TO PROSPECTIVELY ISSUED CONTRACTS.

--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
                 APPENDIX C - OPTIONAL LIVING BENEFITS EXAMPLES
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following examples demonstrate the operation of the MarketLock Income Plus, MarketLock For Life Plus and MarketLock features:

MARKETLOCK INCOME PLUS EXAMPLES

The following examples demonstrate the operation of the MarketLock Income Plus feature:

EXAMPLE 1:

Assume you elect MarketLock Income Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the first contract anniversary. Assume that on your first contract anniversary, your contract value is $103,000.

Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the first contract anniversary is the Net Income Credit Percentage (7%) multiplied by the Income Credit Base ($100,000) which equals $7,000. On your first contract anniversary, your Income Base is equal to the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($7,000 + $100,000). Assuming your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the first anniversary is 5% of the Income Base (5% X $107,000 = $5,350). Therefore, as of your first contract anniversary, you may take withdrawals of up to $5,350 each year as long as the Covered Person(s) is(are) alive and you do not take any excess withdrawals.

EXAMPLE 2 - IMPACT OF SUBSEQUENT ELIGIBLE PURCHASE PAYMENTS WITH NO WITHDRAWALS
            AND NO MAXIMUM ANNIVERSARY VALUES:

Assume you elect MarketLock Income Plus, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, you take no withdrawals before the sixth contract anniversary and you have elected to extend both the Income Base Evaluation Period and the Income Credit Period. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:

------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
                       CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $107,000    $100,000     $7,000     $5,350
------------------------------------------------------------------------------
         2nd           $223,000   $221,000    $200,000    $14,000    $11,050
------------------------------------------------------------------------------
         3rd           $223,000   $235,000    $200,000    $14,000    $11,750
------------------------------------------------------------------------------
         4th           $223,000   $249,000    $200,000    $14,000    $12,450
------------------------------------------------------------------------------
         5th           $253,000   $295,100    $230,000    $16,100    $14,755
------------------------------------------------------------------------------
         6th           $303,000   $311,200    $230,000    $16,100    $15,560
------------------------------------------------------------------------------

Since the Income Base equals the Income Base at the beginning of that Benefit Year plus the subsequent Eligible Purchase Payments made in year 2, your new Income Base at the time of deposit equals $207,000 ($107,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the first contract year. On your second contract anniversary, your Income Credit is $14,000 (7% X $200,000) and your Income Base equals $221,000
($207,000 + $14,000). Your Income Base is not increased to the $223,000 contract value because the highest Anniversary Value is reduced for $20,000 of Ineligible Purchase Payments. Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $11,050 if you were to start taking withdrawals after the second contract anniversary (5% of the $221,000 Income Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment in year 5, your new Income Base at the time of deposit equals $279,000 ($249,000 + $30,000). On your fifth contract anniversary, your Income Credit Base is $230,000 and your Income Credit equals $16,100 ($230,000 X 7%). Your Income Base equals $295,100 ($279,000 + $16,100).
Any Purchase Payments made on or after your fifth contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. Your Income Base is $311,200 ($295,100 + $16,100). If you were to start taking withdrawals after the sixth contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $15,560 (5% of the $311,200 Income Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $15,560 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 3 - IMPACT OF MAXIMUM ANNIVERSARY VALUES:

Assume you elect MarketLock Income Plus and you invest a single Purchase Payment of $100,000, you make no additional Purchase Payments and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:

------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
                       CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $107,000    $100,000     $7,000     $5,350
------------------------------------------------------------------------------
         2nd           $115,000   $115,000    $115,000     N/A *      $5,750
------------------------------------------------------------------------------
         3rd           $107,000   $123,050    $115,000     $8,050     $6,153
------------------------------------------------------------------------------
         4th           $110,000   $131,100    $115,000     $8,050     $6,555
------------------------------------------------------------------------------
         5th           $140,000   $140,000    $140,000     N/A *      $7,000
------------------------------------------------------------------------------
         6th           $145,000   $149,800    $140,000     $9,800     $7,490
------------------------------------------------------------------------------

* The Income Base calculated based on the maximum Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current Anniversary Value, and the Income Base is not increased by the Income Credit.

On your sixth contract anniversary, your contract value is $145,000, and your Income Base is stepped-up to $149,800 and Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,490 (5% of the $149,800 Income Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $7,490 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock Income Plus, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments, no withdrawals before the sixth contract anniversary and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Contract values, Income Bases, Income Credit Bases, and Income Credits are as described in EXAMPLE 3 above. Also assume that during your seventh contract year, after your sixth contract anniversary, your contract value is $107,990 and you make a withdrawal of $11,510. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,490), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,510 - $7,490), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,490. Your contract value after this portion of the withdrawal is $100,500 ($107,990 - $7,490), but your Income Base and Income Credit Base are unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020/$100,500 = 4%). The Income Base is adjusted to $143,808 ($149,800 X 96%). The Income Credit Base is adjusted to $134,400 ($140,000 X 96%). Your new Income Credit is 7% of your new Income Credit Base (7% X $134,400), which equals $9,408. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage ($143,808 X 5%), which equals $7,190.40. Therefore, if you do not take additional Excess Withdrawals, you may take up to $7,190.40 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 5 - IMPACT OF MINIMUM INCOME BASE:

Assume you elect MarketLock Income Plus, you invest a single Purchase Payment of $100,000, you make no additional Purchase Payments, no withdrawals before the tenth contract anniversary and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:

------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
                       CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $107,000    $100,000     $7,000     $5,350
------------------------------------------------------------------------------
         2nd           $103,000   $114,000    $100,000     $7,000     $5,700
------------------------------------------------------------------------------
         3rd           $103,000   $121,000    $100,000     $7,000     $6,050
------------------------------------------------------------------------------
         4th           $103,000   $128,000    $100,000     $7,000     $6,400
------------------------------------------------------------------------------
         5th           $103,000   $135,000    $100,000     $7,000     $6,750
------------------------------------------------------------------------------
         6th           $103,000   $142,000    $100,000     $7,000     $7,100
------------------------------------------------------------------------------
         7th           $103,000   $149,000    $100,000     $7,000     $7,450
------------------------------------------------------------------------------
         8th           $103,000   $156,000    $100,000     $7,000     $7,800
------------------------------------------------------------------------------
         9th           $103,000   $163,000    $100,000     $7,000     $8,150
------------------------------------------------------------------------------
        10th           $103,000   $200,000    $200,000     N/A *     $10,000
------------------------------------------------------------------------------

* The Income Base calculated based on 200% of the Purchase Payments made in the first contract year is greater than the maximum Anniversary Value and the Income Credit plus the Income Base; therefore, the Income

  Base and the Income Credit Base are increased to $200,000 on the 10th anniversary.

On your tenth contract anniversary, your Income Base is equal to the greatest of your contract value($103,000), your Income Credit plus your current Income Base ($170,000 = $163,000 + $7,000), and 200% of the Purchase Payments made in the first contract year ($200,000 = 200% X $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $10,000 (5% of the $200,000 Income
Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the tenth contract anniversary, you may take up to $10,000 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 6 - IMPACT OF WITHDRAWALS WITHOUT MAXIMUM ANNIVERSARY VALUES:

Assume you elect MarketLock Income Plus, you invest a single Purchase Payment of $100,000, you make no additional Purchase Payments, no withdrawals before the eighth contract anniversary and you have elected to extend both the Income Base Evaluation Period and Income Credit Period. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, Income Credits and Maximum Annual Withdrawal Amounts are given as follows:

------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
                       CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $107,000    $100,000     $7,000     $5,350
------------------------------------------------------------------------------
         2nd           $103,000   $114,000    $100,000     $7,000     $5,700
------------------------------------------------------------------------------
         3rd           $103,000   $121,000    $100,000     $7,000     $6,050
------------------------------------------------------------------------------
         4th           $103,000   $128,000    $100,000     $7,000     $6,400
------------------------------------------------------------------------------
         5th           $103,000   $135,000    $100,000     $7,000     $6,750
------------------------------------------------------------------------------
         6th           $103,000   $142,000    $100,000     $7,000     $7,100
------------------------------------------------------------------------------
         7th           $103,000   $149,000    $100,000     $7,000     $7,450
------------------------------------------------------------------------------
         8th           $103,000   $156,000    $100,000     $7,000     $7,800
------------------------------------------------------------------------------
         9th           $98,320    $160,000    $100,000     $4,000     $8,000
------------------------------------------------------------------------------
        10th           $90,320    $162,000    $100,000     $2,000     $8,100
------------------------------------------------------------------------------

On your eighth contract anniversary, your contract value is $103,000, and your Income Base is stepped-up to $156,000 and your Income Credit Base remains unchanged. Assuming your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,800 (5% of the $156,000 Income Base). Assume that during your ninth contract year, after your eighth contract anniversary, you make a withdrawal of $4,680 (3% of the $156,000 Income Base) which is less than your Maximum Annual Withdrawal Amount. Then, your contract value on your ninth contract anniversary will equal $98,320 ($103,000 - $4,680). Your new Income Credit is 4% (7%-3%) of
your Income Credit Base (4% * $100,000), which is $4,000. Your Income Base is equal to the greatest of your contract value ($98,320) or your Income Credit plus your current Income Base ($160,000 = $4,000 + $156,000). Assume that during your tenth contract year, after your ninth contract anniversary, you make another withdrawal of $8,000 (5% of the $160,000 Income Base) which is equal to your Maximum Annual Withdrawal Amount. Then, your contract value on your tenth contract anniversary will equal $90,320 ($98,320 -- $8,000). Your new Income Credit is 2% (7%-5%) of your Income Credit Base (2% X $100,000), which is $2,000. Your Income Base is equal to the greatest of your contract value ($90,320) or your Income Credit plus your current Income Base
($162,000 = $2,000 + $160,000). The Income Base will not increase to the Minimum Income Base since withdrawals were taken before the tenth Benefit Year anniversary.

On your tenth contract anniversary, if your Maximum Annual Withdrawal Percentage is 5%, your new Maximum Annual Withdrawal Amount will be $8,100 (5% of the $162,000 Income Base). Therefore, if you do not take any Excess Withdrawals, you may take up to $8,100 each year as long as the Covered Person(s) is(are) alive.

MARKETLOCK FOR LIFE PLUS EXAMPLES

The following examples demonstrate the operation of the MarketLock For Life Plus +6% option unless otherwise specified:

EXAMPLE 1:

Assume you elect MarketLock For Life Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments, and no withdrawals before the first contract anniversary. Assume that on your first contract anniversary, your contract value is $103,000.

Your initial Income Base and Income Credit Base are equal to 100% of your Eligible Purchase Payments, or $100,000. Your Income Credit on the first contract anniversary is calculated as the Income Credit Percentage multiplied by the Income Credit Base (6% X $100,000) which equals $6,000. On your first contract anniversary, your Income Base is adjusted to $106,000 which equals the greatest of your current Income Base ($100,000), your contract value ($103,000), or your Income Credit plus your current Income Base ($6,000 + $100,000).

Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after the first contract anniversary is 5% of the Income Base

(5% X $106,000 = $5,300). Therefore, as of your first contract anniversary, you may take withdrawals of up to $5,300 each year as long as the Covered Person(s) is(are) alive and you do not take any Excess Withdrawals.

EXAMPLE 2:

Assume you elect MarketLock For Life Plus, you invest an initial Purchase Payment of $100,000, you make subsequent Purchase Payments of $120,000 in year 2, $30,000 in year 5, and $50,000 in year 6, and you take no withdrawals before the sixth contract anniversary. Assume further that on your first contract anniversary, your contract value is $103,000. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Your contract values, Income Bases, Income Credit Bases, and Income Credit are given as follows:

------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
      CONTRACT         CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $106,000    $100,000     $6,000     $5,300
------------------------------------------------------------------------------
         2nd           $223,000   $218,000    $200,000    $12,000    $10,900
------------------------------------------------------------------------------
         3rd           $223,000   $230,000    $200,000    $12,000    $11,500
------------------------------------------------------------------------------
         4th           $223,000   $242,000    $200,000    $12,000    $12,100
------------------------------------------------------------------------------
         5th           $253,000   $285,800    $230,000    $13,800    $14,290
------------------------------------------------------------------------------
         6th           $303,000   $299,600    $230,000    $13,800    $14,980
------------------------------------------------------------------------------

Since the Income Base equals the Income Base at the beginning of that Income Year plus the subsequent Eligible Purchase Payments made in year 2, your new Income Base at the time of deposit equals $206,000 ($106,000 + $100,000). $20,000 of the $120,000 Purchase Payment is considered Ineligible Purchase Payments because it exceeds the Eligible Purchase Payment made in the first contract year (100% of $100,000). On your second contract anniversary, your Bonus is $12,000 (6% X $200,000) and your Income Base equals $218,000 ($206,000
+ $12,000). Assuming your Maximum Annual Withdrawal Percentage at that time is 5%, then your Maximum Annual Withdrawal Amount would be $10,900 if you were to start taking withdrawals after the second contract anniversary (5% of the $218,000 Income Base). However, continuing to assume you do not take any withdrawals in years 3 and 4, your Income Base will increase by your Income Credit and as a result, your Maximum Annual Withdrawal Amount will also increase. After your Purchase Payment of $30,000 in year 5, your new Income Base equals $272,000 ($242,000 + $30,000). On your fifth contract anniversary, your Bonus Base is $230,000 and your Income Credit equals $13,800 ($230,000 X 6%). Your Income Base equals $285,800 ($272,000 + $13,800). Any Purchase Payments made on or after your fifth contract anniversary are considered Ineligible Purchase Payments. Therefore, your $50,000 Purchase Payment in year 6 will not increase the Income Base, Income Credit Base, or Income Credit. A maximum Anniversary Value is not attained on the sixth contract anniversary since the contract value of $303,000 is reduced by Ineligible Purchase Payments of $70,000 ($20,000 + $50,000). Therefore, your Income Base is $299,600
($285,800 + $13,800). If you were to start taking withdrawals after the sixth contract anniversary, and your Maximum Annual Withdrawal Percentage at that time remains at 5%, your Maximum Annual Withdrawal Amount would be $14,980 (5% of the $299,600 Benefit Base). If you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $14,980 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 3:

Assume you elect MarketLock For Life Plus and you invest a single Purchase Payment of $100,000, and you make no additional Purchase Payments. Assume that your contract values, Income Bases, Income Credit Bases, and Income Credit are given as follows:

------------------------------------------------------------------------------
                                                                     MAXIMUM
                                                                      ANNUAL
      CONTRACT         CONTRACT                INCOME      INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE    INCOME BASE CREDIT BASE   CREDIT     AMOUNT
------------------------------------------------------------------------------
         1st           $103,000   $106,000    $100,000     $6,000     $5,300
------------------------------------------------------------------------------
         2nd           $115,000   $115,000    $115,000      N/A*      $5,750
------------------------------------------------------------------------------
         3rd           $107,000   $121,900    $115,000     $6,900     $6,095
------------------------------------------------------------------------------
         4th           $110,000   $128,800    $115,000     $6,900     $6,440
------------------------------------------------------------------------------
         5th           $140,000   $140,000    $140,000      N/A*      $7,000
------------------------------------------------------------------------------
         6th           $145,000   $148,400    $140,000     $8,400     $7,420
------------------------------------------------------------------------------

* The Income Base calculated based on the maximum Anniversary Value is greater than the Income Credit plus the Income Base; therefore, the Income Credit Base and Income Base are increased to the current anniversary value, and the Income Base is not increased by the Income Credit.

On your sixth contract anniversary, your contract value is $145,000, and your Income Base is stepped-up to $148,400 and Income Credit Base remains unchanged. Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $7,420 (5% of the $148,400 Income Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the sixth contract anniversary, you may take up to $7,420 each year as long as the Covered Person(s) is (are) alive.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock For Life Plus, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the sixth contract anniversary. Contract values, Income Bases, Income Credit Bases, and Income Credits are as described in EXAMPLE 3 above. Also assume that during your seventh contract year, after your sixth contract anniversary, your contract value is $107,920 and you make a withdrawal of $11,440. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($7,420), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,440 - $7,420), or $4,020. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $7,420. Your contract value after this portion of the withdrawal is $100,500 ($107,920 - $7,420), but your Income Base and Income Credit Base are unchanged. Next, we recalculate your Income Base, Income Credit Base and Income Credit by reducing the Income Base and Income Credit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($4,020/$100,500 = 4%). The Income Base is adjusted to $142,464($148,400 minus 4% of $148,400 equals $5,936). The Income Credit Base is adjusted to $134,400 ($140,000 minus 4% of $140,000 equals $5,600). Your new
Income Credit is 6% of your new Income Credit Base (6% X $134,400), which equals $8,064. Your new Maximum Annual Withdrawal Amount is your Income Base multiplied by your Maximum Annual Withdrawal Percentage ($142,464 X 5%), which equals $7,123.20. Therefore, if you do not take additional Excess Withdrawals, you may take up to $7,123.20 each year as long as the Covered Person(s) is(are) alive.

EXAMPLE 5 - IF YOU ELECT MARKETLOCK FOR LIFE PLUS +7% OPTION:

Assume you elect MarketLock For Life Plus +7% option, and you invest a single Purchase Payment of $100,000. You make no additional Purchase Payments and no withdrawals before the tenth contract anniversary. Assume further that on your first contract anniversary, your contract value increases to $103,000, but through each subsequent contract year, there is effectively 0% growth net of fees in your contract value. Therefore, your Income Base and Income Credit Base do not increase due to a maximum Anniversary Value. Assume that your contract values, Income Bases, Income Credit Bases, and Income Credits are given as follows:

----------------------------------------------------------------------------
                                                                   MAXIMUM
                                              INCOME                ANNUAL
                       CONTRACT    INCOME     CREDIT     INCOME   WITHDRAWAL
     ANNIVERSARY        VALUE       BASE       BASE      CREDIT     AMOUNT
----------------------------------------------------------------------------
         1st           $103,000   $107,000   $100,000    $7,000     $5,350
----------------------------------------------------------------------------
         2nd           $103,000   $114,000   $100,000    $7,000     $5,700
----------------------------------------------------------------------------
         3rd           $103,000   $121,000   $100,000    $7,000     $6,050
----------------------------------------------------------------------------
         4th           $103,000   $128,000   $100,000    $7,000     $6,400
----------------------------------------------------------------------------
         5th           $103,000   $135,000   $100,000    $7,000     $6,750
----------------------------------------------------------------------------
         6th           $103,000   $142,000   $100,000    $7,000     $7,100
----------------------------------------------------------------------------
         7th           $103,000   $149,000   $100,000    $7,000     $7,450
----------------------------------------------------------------------------
         8th           $103,000   $156,000   $100,000    $7,000     $7,800
----------------------------------------------------------------------------
         9th           $103,000   $163,000   $100,000    $7,000     $8,150
----------------------------------------------------------------------------
        10th           $103,000   $200,000   $100,000     N/A*     $10,000
----------------------------------------------------------------------------

* The Income Base calculated based on 200% of the Purchase Payments made in the first contract year is greater than both maximum Anniversary Value and the Income Credit plus the Income Base; therefore, the Income Base is increased to $200,000 on the tenth contract anniversary.

On your tenth contract anniversary, your Income Base is equal to the greatest of your contract value ($103,000), your Income Credit plus your current Income Base ($170,000 = $163,000 + $7,000), and 200% of the Purchase Payments made in the first contract year ($200,000 = 200% of $100,000). Assume your Maximum Annual Withdrawal Percentage is 5%, then your Maximum Annual Withdrawal Amount if you were to start taking withdrawals would be $10,000 (5% of the $200,000 Income
Base). Therefore, if you do not take any Excess Withdrawals and begin taking withdrawals as of the tenth contract anniversary, you may take up to $10,000 each year as long as the Covered Person(s) is(are) alive.

MARKETLOCK EXAMPLES

The following examples demonstrate the operation of the MarketLock feature:

EXAMPLE 1:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the first contract anniversary. Assume that on your first contract anniversary, your contract value is $105,000.

Your initial MAV Benefit Base is equal to 100% of your Eligible Purchase Payments, or $100,000. On your first contract anniversary, your MAV Benefit Base is equal to the greater of your current MAV Benefit Base ($100,000), or your contract value ($105,000), which is $105,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals following your first contract anniversary is 5% of the MAV Benefit Base (5% x $105,000 = $5,250). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 20 years ($105,000/$5,250). Therefore, as of your first contract anniversary, you may take up to $105,000 in withdrawals of up to $5,250 annually over a minimum of 20 years. However, if the first withdrawal occurs on or after the older owner's 65th birthday and no withdrawal ever exceeds 5% of each year's MAV Benefit Base, then all such withdrawals are guaranteed for the lifetime of the older owner and the Minimum Withdrawal Period does not apply unless lifetime withdrawals are terminated.

EXAMPLE 2:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the fifth contract anniversary. Assume that your contract anniversary values and MAV Benefit Base values are as follows:

------------------------------------------------------------------------------
                                                                     LIFETIME
                                               MAXIMUM               MAXIMUM
                                                ANNUAL    MINIMUM     ANNUAL
      CONTRACT         CONTRACT               WITHDRAWAL WITHDRAWAL WITHDRAWAL
     ANNIVERSARY        VALUE    BENEFIT BASE   AMOUNT     PERIOD     AMOUNT
------------------------------------------------------------------------------
         1st           $105,000   $105,000      $5,250       20       $5,250
------------------------------------------------------------------------------
         2nd           $115,000   $115,000      $5,750       20       $5,750
------------------------------------------------------------------------------
         3rd           $107,000   $115,000      $5,750       20       $5,750
------------------------------------------------------------------------------
         4th           $110,000   $115,000      $5,750       20       $5,750
------------------------------------------------------------------------------
         5th           $120,000   $120,000      $8,400     14.28      $6,000
------------------------------------------------------------------------------

On your fifth contract anniversary, your contract value is $120,000, and your MAV Benefit Base is stepped-up to $120,000. Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your fifth contract anniversary is 7% of the MAV Benefit Base (7% x $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000/ $8,400). Therefore, as of your fifth contract anniversary, you may take up to $120,000 in withdrawals of up to $8,400 annually over a minimum of 14 years, plus $2,400 in the last Benefit Year. If you are age 65 or older, you may take annual withdrawals up to $6,000 (5% X $120,000) for life.

EXAMPLE 3 - IMPACT OF WITHDRAWALS LESS THAN OR EQUAL TO MAXIMUM ANNUAL
            WITHDRAWAL AMOUNT:

Assume you elect MarketLock, and you invest a single Purchase Payment of $100,000 with no additional Purchase Payments and no withdrawals before the fifth contract anniversary, and contract values and MAV Benefit Base values as described in EXAMPLE 2 above. During your sixth contract year, after your fifth contract anniversary, you make a withdrawal of $4,500. Because the withdrawal is less than or equal to your Maximum Annual Withdrawal Amount ($8,400), your MAV Benefit Base ($120,000) is reduced by the total dollar amount of the withdrawal ($4,500). Your new MAV Benefit Base equals $115,500. Your Maximum Annual Withdrawal Amount remains $8,400. Your new Minimum Withdrawal Period following the withdrawal is equal to the new MAV Benefit Base divided by your current Maximum Annual Withdrawal Amount, ($115,500/$8,400). Therefore, following this first withdrawal of $4,500, you may take withdrawals of up to $8,400 annually over the next 13 years, plus $6,300 in the last Benefit Year.

EXAMPLE 4 - IMPACT OF WITHDRAWALS IN EXCESS OF MAXIMUM ANNUAL WITHDRAWAL AMOUNT:

Assume you elect MarketLock and you invest a single Purchase Payment of $100,000, and that you make no additional Purchase Payments and no withdrawals before the fifth contract anniversary. Assume that your contract anniversary values and MAV Benefit Base values are as follows:

------------------------------------------------------------------------------
                                                                     LIFETIME
                                               MAXIMUM               MAXIMUM
                                                ANNUAL    MINIMUM     ANNUAL
      CONTRACT         CONTRACT      MAV      WITHDRAWAL WITHDRAWAL WITHDRAWAL
     ANNIVERSARY        VALUE    BENEFIT BASE   AMOUNT     PERIOD     AMOUNT
------------------------------------------------------------------------------
         1st           $105,000   $105,000      $5,250       20       $5,250
------------------------------------------------------------------------------
         2nd           $115,000   $115,000      $5,750       20       $5,750
------------------------------------------------------------------------------
         3rd           $120,000   $120,000      $6,000       20       $6,000
------------------------------------------------------------------------------
         4th           $110,000   $120,000      $6,000       20       $6,000
------------------------------------------------------------------------------
         5th           $80,000    $120,000      $8,400     14.28      $6,000
------------------------------------------------------------------------------

Your Maximum Annual Withdrawal Amount if you were to start taking withdrawals after your fifth contract anniversary is 7% of the MAV Benefit Base
(7% X $120,000 = $8,400). The Minimum Withdrawal Period is equal to the MAV Benefit Base divided by the Maximum Annual Withdrawal Amount, which is 14.28 years ($120,000/$8,400). Therefore, you may take annual withdrawals of up to $8,400 over the next 14 years, plus $2,400 in the last Benefit Year.

Now assume that during your sixth contract year, after your fifth contract anniversary, your contract value is $80,000 and you make a withdrawal of $11,688. Because the withdrawal is greater than your Maximum Annual Withdrawal Amount ($8,400), this withdrawal includes an Excess Withdrawal. In this case, the amount of the Excess Withdrawal is the total amount of the withdrawal less your Maximum Annual Withdrawal Amount ($11,688 -- $8,400), or $3,288. First, we process the portion of your withdrawal that is not the Excess Withdrawal, which is $8,400 from the contract value and the MAV Benefit Base. Your contract value after this portion of the withdrawal is $71,600 ($80,000 - $8,400). Your MAV Benefit Base after this portion of your withdrawal is $111,600
($120,000 - $8,400). Next, we recalculate your MAV Benefit Base by taking the lesser of two calculations. For the first calculation, we deduct the amount of the Excess Withdrawal from the MAV Benefit Base ($111,600 - $3,288 = $108,312). For the second calculation, we reduce the MAV Benefit Base by the proportion by which the contract value was reduced by the Excess Withdrawal ($68,312/$71,600 = 95.4%), or ($111,600 X 95.4%) which equals $106,475. Your MAV Benefit Base is the lesser of these two calculations, or $106,475. The Minimum Withdrawal Period following the Excess Withdrawal is equal to the Minimum Withdrawal Period at the end of the prior year (14.28 years) reduced by one year (13.28 years). Your new Maximum Annual Withdrawal Amount following the Excess Withdrawal is your MAV Benefit Base divided by your Minimum Withdrawal Period ($106,475/13.28), which equals $8,017.71. Therefore, you may take annual withdrawals of up to $8,017.71 over the next 13 years, plus $2,244.77 in the last Benefit Year. Since the withdrawal is greater than your lifetime Maximum Annual Withdrawal Amount ($6,000), lifetime withdrawals are no longer available.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
APPENDIX D - IMPORTANT INFORMATION FOR CONTRACTS ISSUED PRIOR TO JANUARY 1, 2007
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The Company's insurance policy obligations for individual and group contracts issued prior to December 29, 2006 at 4:00 p.m. Eastern Time, are guaranteed (the "Guarantee") by American Home Assurance Company ("American Home"), a subsidiary of AIG and an affiliate of the Company. The Statement of Additional Information contains more information regarding these arrangements.

GUARANTEE OF INSURANCE OBLIGATIONS

As of December 29, 2006 at 4:00 p.m. Eastern Time (the "Point of Termination"), the Guarantee by American Home was terminated for prospectively issued contracts. The Guarantee will not cover any contracts or certificates with a date of issue later than the Point of Termination. The Guarantee will continue to cover individual contracts, individual certificates and group unallocated contracts with a date of issue earlier than the Point of Termination until all insurance obligations under such contracts or certificates are satisfied in full. Insurance obligations include, without limitation, contract value invested in any available Fixed Accounts, death benefits, living benefits and annuity income options. The Guarantee does not guarantee contract value or the investment performance of the Variable Portfolios available under the contracts. The Guarantee provides that individual contract owners, individual certificate holders and group unallocated contract owners with a date of issue earlier than the Point of Termination can enforce the Guarantee directly.

American Home is a stock property-casualty insurance company incorporated under the laws of the State of New York on February 7, 1899. American Home's principal executive office is located at 70 Pine Street, New York, New York 10270. American Home is licensed in all 50 states of the United States and the District of Columbia, as well as certain foreign jurisdictions, and engages in a broad range of insurance and reinsurance activities. American Home is an indirect wholly owned subsidiary of AIG.

The financial statements of the Company, the Separate Account and American Home can be found in the Statement of Additional Information ("SAI"). You may obtain a free copy of this SAI if you contact our Annuity Service Center at 800-445-SUN2.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
         APPENDIX E - STATE CONTRACT AVAILABILITY AND/OR VARIATIONS OF
                         CERTAIN FEATURES AND BENEFITS
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------
      PROSPECTUS PROVISION                          AVAILABILITY OR VARIATION                          STATES
--------------------------------------------------------------------------------------------------------------------
 Transfer Privilege                Any transfer over the limit of 15 will incur a $10 transfer   Pennsylvania
                                   fee.                                                          Texas
--------------------------------------------------------------------------------------------------------------------
 Administration Charge             Contract Maintenance Fee is $30.                              North Dakota
--------------------------------------------------------------------------------------------------------------------
 Administration Charge             Charge will be deducted pro-rata from variable portfolios     Texas
                                   only. If Purchase Payments are allocated among Fixed          Washington
                                   Accounts only, no charge will be deducted.
--------------------------------------------------------------------------------------------------------------------
 Capital Protector and MarketLock  Charge will be deducted pro-rata from variable portfolios     Washington
                                   only. If Purchase Payments are allocated among Fixed
                                   Accounts only, no charge will be deducted.
--------------------------------------------------------------------------------------------------------------------
 MarketLock Income Plus,           Charge will be deducted pro-rata from variable portfolios     Oregon
 MarketLock For Life Plus          only. If Purchase Payments are allocated among Fixed          Texas
                                   Accounts only, no charge will be deducted.                    Washington
--------------------------------------------------------------------------------------------------------------------
 Capital Protector                 The fee for Capital Protector is as follows:                  Oregon
                                   Years 0-7  0.65%                                              Washington
                                   Years 8-10 0.30%
                                   Years 11+ 0.00%
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in Arizona and are age 65 or older on your      Arizona
                                   Contract Date, the Free Look period is 30 days
--------------------------------------------------------------------------------------------------------------------
 Free Look                         If you reside in California and are age 60 or older on your   California
                                   Contract Date, the Free Look period is 30 days.
--------------------------------------------------------------------------------------------------------------------
 Systematic Withdrawal             Minimum withdrawal amount is $250 per withdrawal.             Oregon
--------------------------------------------------------------------------------------------------------------------
 Death Benefits                    The standard death benefit is only available to contract      Washington
                                   owners or continuing spouses who are age 82 and younger. The
                                   Purchase Payment Accumulation Option and EstatePlus death
                                   benefit are not available.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We do not deduct premium tax charges when you surrender your  New Mexico
                                   contract or begin the Income Phase.                           Oregon
                                                                                                 Washington
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0.50% for qualified          California
                                   contracts and 2.35% for non-qualified contracts when you
                                   surrender your contract or begin the Income Phase.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified contracts   Maine
                                   and 2.0% for non-qualified contracts when you make a
                                   Purchase Payment.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified contracts   Nevada
                                   and 3.5% for non-qualified contracts when you surrender your contract or begin the Income Phase.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       For the first $500,000 in the contract, we deduct premium     South Dakota
                                   tax charges of 0% for qualified contracts and 1.25% for
                                   non-qualified contracts when you make a Purchase Payment.
                                   For any amount in excess of $500,000 in the contract, we
                                   deduct front-end premium tax charges of 0% for qualified
                                   contracts and 0.80% for non-qualified contracts when you
                                   make a Purchase Payment.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 1.0% for qualified           West Virginia
                                   contracts and 1.0% for non-qualified contracts when you
                                   surrender your contract or begin the Income Phase.
--------------------------------------------------------------------------------------------------------------------
 Premium Tax                       We deduct premium tax charges of 0% for qualified contracts   Wyoming
                                   and 1.0% for non-qualified contracts when you make a
                                   Purchase Payment.
--------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------

   Please forward a copy (without charge) of the Polaris Preferred Solution Variable Annuity Statement of Additional Information to:

             (Please print or type and fill in all information.)

        ----------------------------------------------------------------
        Name

        ----------------------------------------------------------------
        Address

        ----------------------------------------------------------------
        City/State/Zip

Date:                                 Signed:
-----------------------------------   -----------------------------------

   Return to: AIG SunAmerica Life Assurance Company, Annuity Service Center, P.O. Box 54299, Los Angeles, California 90054-0299
--------------------------------------------------------------------------------